First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments
January 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 64.8%
	Construction & Engineering — 2.2%
554,825	Quanta Services, Inc.	$39,098,518

	Electric Utilities — 19.7%
891,743	Alliant Energy Corp.	43,383,297
345,737	American Electric Power Co., Inc.	27,973,581
46,608	Duke Energy Corp.	4,381,152
38,847	Emera, Inc. (CAD)	1,624,359
68,986	Eversource Energy	6,036,275
411,999	Exelon Corp.	17,122,678
471,726	Fortis, Inc. (CAD)	19,079,311
649,752	IDACORP, Inc.	57,373,102
829,781	NextEra Energy, Inc.	67,104,390
35,632	Orsted A/S, ADR	2,251,942
1,401,363	PPL Corp.	38,775,714
421,384	Southern (The) Co.	24,827,945
515,106	Xcel Energy, Inc.	32,961,633
		342,895,379

	Gas Utilities — 8.6%
2,319,244	AltaGas Ltd. (CAD)	34,441,794
489,358	Atmos Energy Corp.	43,552,862
10,231	Chesapeake Utilities Corp.	1,037,730
731,062	New Jersey Resources Corp.	25,594,481
369,536	ONE Gas, Inc.	27,024,168
480,348	UGI Corp.	17,287,724
		148,938,759

	Independent Power and Renewable Electricity Producers — 0.7%
348,925	AES (The) Corp.	8,510,281
124,071	Clearway Energy, Inc., Class A	3,576,967
		12,087,248

	Multi-Utilities — 16.4%
546,947	ATCO Ltd., Class I (CAD)	15,658,831
67,784	Canadian Utilities Ltd., Class A (CAD)	1,675,583
1,414,333	CenterPoint Energy, Inc.	29,828,283
429,649	CMS Energy Corp.	24,438,435
363,632	Dominion Energy, Inc.	26,505,136
28,490	DTE Energy Co.	3,382,333
1,640,612	Public Service Enterprise Group, Inc.	92,579,735
610,069	Sempra Energy	75,502,139
173,623	WEC Energy Group, Inc.	15,435,085
		285,005,560

	Oil, Gas & Consumable Fuels — 16.8%
199,145	Cheniere Energy, Inc. (a)	12,611,853
1,487,355	Enbridge, Inc.	49,975,128
468,454	Equitrans Midstream Corp.	3,115,219

Shares/ Units	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
173,249	GasLog Ltd.	$710,321
1,415,184	Keyera Corp. (CAD)	26,582,772
2,451,618	Kinder Morgan, Inc.	34,518,781
1,249,669	ONEOK, Inc.	49,774,316
1,416,785	TC Energy Corp.	60,822,580
2,528,713	Williams (The) Cos., Inc.	53,684,577
		291,795,547
	Water Utilities — 0.4%
41,435	American Water Works Co., Inc.	6,588,994
	Total Common Stocks — 64.8%	1,126,410,005
	(Cost $1,048,183,579)

	Master Limited Partnerships — 34.0%
	Chemicals — 0.8%
600,137	Westlake Chemical Partners, L.P.	14,295,263

	Independent Power and Renewable Electricity Producers — 8.5%
1,806,786	NextEra Energy Partners, L.P. (b)	147,253,059

	Oil, Gas & Consumable Fuels — 24.7%
594,771	Cheniere Energy Partners, L.P.	23,279,337
307,035	Energy Transfer, L.P.	1,925,110
4,732,727	Enterprise Products Partners, L.P.	95,743,067
1,362,851	Holly Energy Partners, L.P.	19,843,111
3,079,863	Magellan Midstream Partners, L.P.	136,930,709
305,269	Phillips 66 Partners, L.P.	7,668,357
5,632,047	Plains GP Holdings, L.P., Class A (b)	48,660,886
740,477	Shell Midstream Partners, L.P.	8,545,105
2,817,605	TC PipeLines, L.P.	83,654,692
207,808	Teekay LNG Partners, L.P. (b)	2,574,741
		428,825,115
	Total Master Limited Partnerships — 34.0%	590,373,437
	(Cost $555,956,817)

	Money Market Funds — 0.8%
13,525,324	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (c)	13,525,324
	(Cost $13,525,324)

	Total Investments — 99.6%	1,730,308,766
	(Cost $1,617,665,720) (d)
	Net Other Assets and Liabilities — 0.4%	6,531,684
	Net Assets — 100.0%	$1,736,840,450

First Trust North American Energy Infrastructure Fund (EMLP)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of January 31, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $204,103,389 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $91,460,343. The net unrealized appreciation was $112,643,046.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,126,410,005	$—	$—
Master Limited Partnerships*	590,373,437	—	—
Money Market Funds	13,525,324	—	—
Total Investments	$1,730,308,766	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments
January 31, 2021 (Unaudited)

Shares	Description	Value

	Common Stocks — 77.7%
	Construction & Engineering — 1.1%
707	Quanta Services, Inc.	$49,822

	Electric Utilities — 35.0%
4,127	Alliant Energy Corp.	200,779
1,173	American Electric Power Co., Inc.	94,907
368	Edison International	21,403
499	Emera, Inc. (CAD)	20,865
6,400	Enel S.p.A., ADR	63,488
1,455	Eversource Energy	127,313
3,648	Fortis, Inc. (CAD)	147,546
2,012	Iberdrola S.A., ADR	109,393
1,228	IDACORP, Inc.	108,432
3,851	NextEra Energy, Inc.	311,430
325	Orsted A/S (DKK) (a) (b) (c)	61,726
4,089	PPL Corp.	113,143
3,116	Xcel Energy, Inc.	199,393
		1,579,818
	Gas Utilities — 10.2%
4,893	AltaGas Ltd. (CAD)	72,663
1,149	Atmos Energy Corp.	102,261
1,036	Chesapeake Utilities Corp.	105,082
2,628	New Jersey Resources Corp.	92,006
1,225	ONE Gas, Inc.	89,584
		461,596
	Independent Power and Renewable Electricity Producers — 6.0%
675	Brookfield Renewable Corp., Class A (CAD)	37,842
780	Clearway Energy, Inc., Class A	22,488
5,677	EDP Renovaveis S.A. (EUR) (a)	155,470
1,560	Northland Power, Inc. (CAD)	57,154
		272,954
	Multi-Utilities — 19.0%
2,683	CMS Energy Corp.	152,609
1,047	Dominion Energy, Inc.	76,316
380	DTE Energy Co.	45,113
420	National Grid PLC, ADR	24,394
3,084	Public Service Enterprise Group, Inc.	174,030
1,957	Sempra Energy	242,198
1,644	WEC Energy Group, Inc.	146,152
		860,812
	Oil, Gas & Consumable Fuels — 2.5%
1,115	Cheniere Energy, Inc. (d)	70,613
1,992	Williams (The) Cos., Inc.	42,290
		112,903
	Water Utilities — 3.9%
1,095	American Water Works Co., Inc.	174,127

Shares/ Units	Description	Value

	Total Common Stocks — 77.7%	$3,512,032
	(Cost $3,400,182)

	Master Limited Partnerships — 19.8%
	Independent Power and Renewable Electricity Producers — 13.5%
2,711	Brookfield Renewable Partners, L.P. (CAD)	123,068
5,993	NextEra Energy Partners, L.P. (e)	488,430
		611,498
	Oil, Gas & Consumable Fuels — 6.3%
1,456	Cheniere Energy Partners, L.P.	56,988
7,648	TC PipeLines, L.P.	227,069
		284,057
	Total Master Limited Partnerships — 19.8%	895,555
	(Cost $732,557)

	Money Market Funds — 2.4%
106,137	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (f)	106,137
	(Cost $106,137)

	Total Investments — 99.9%	4,513,724
	(Cost $4,238,876) (g)
	Net Other Assets and Liabilities — 0.1%	6,348
	Net Assets — 100.0%	$4,520,072

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $217,916 or 4.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange (“NYSE”) close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

First Trust EIP Carbon Impact ETF (ECLN)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

(b)	This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.
(f)	Rate shown reflects yield as of January 31, 2021.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $375,613 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $100,765. The net unrealized appreciation was $274,848.

ADR	-	American Depositary Receipt

Currency Abbreviations:
CAD	-	Canadian Dollar
DKK	-	Danish Krone
EUR	-	Euro

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Electric Utilities	$1,579,818	$1,518,092	$61,726	$—
Independent Power and Renewable Electricity Producers	272,954	117,484	155,470
Other Industries*	1,659,260	1,659,260		—
Master Limited Partnerships*	895,555	895,555	—	—
Money Market Funds	106,137	106,137	—	—
Total Investments	$4,513,724	$4,296,528	$217,196	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund IV

January 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 87.2%
	Aerospace & Defense — 1.2%
$2,693,286	Spirit Aerosystems, Inc., Term Loan B, 1 Mo. LIBOR + 5.25%, 0.75% Floor	6.00%	01/30/25	$2,726,952
2,871,000	Transdigm, Inc., Tranche E Refinancing Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.37%	05/30/25	2,823,054
11,362,013	Transdigm, Inc., Tranche G Refinancing Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	2.37%	08/22/24	11,145,453
				16,695,459
	Apparel, Accessories & Luxury Goods — 0.1%
1,379,846	Careismatic Brands/New Trojan, Inc. (fka Strategic Partners), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	01/21/28	1,376,976

	Application Software — 14.6%
4,637,276	CCC Information Services, Inc. (Cypress), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	04/26/24	4,644,742
8,991,580	Epicor Software Corp., New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.25%	07/31/27	9,011,811
7,230,324	Flexera Software LLC, 2020 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	7,248,400
1,205,801	Flexera Software LLC, Incremental Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	1,211,082
13,370,152	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	13,410,262
24,223,305	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	24,299,124
4,435,834	Imprivata, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	4.25%	11/30/27	4,448,033
13,216,905	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	13,227,875
15,271,712	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	09/13/24	15,164,351
3,446,115	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 7.50%, 1.00% Floor	8.50%	09/15/25	3,451,870
18,311,816	LogMeIn, Inc. (Logan), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	4.88%	08/31/27	18,220,257
22,116,515	McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	09/30/24	22,163,623
920,700	Micro Focus International (MA Financeco LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	06/21/24	911,493
6,220,498	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	06/21/24	6,158,293
4,336,645	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	4,385,432
6,544,701	Milano Acquisition Corp., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	6,557,005
2,277,498	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	04/26/24	2,287,473
2,725,339	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/26/24	2,726,184
32,694,489	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	02/05/24	31,829,393
12,061,988	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	03/03/23	12,000,834

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$775,474	TIBCO Software, Inc., Term Loan B-3, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.88%	06/30/26	$770,627
692,072	Ultimate Software Group, Inc., New Term Loan, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	05/03/26	694,542
5,428,591	Veeam Software Holdings Ltd. (VS Buyer LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	02/28/27	5,418,440
				210,241,146
	Auto Parts & Equipment — 1.3%
12,308,881	Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/31/24	12,301,249
8,451,466	Lumileds (Bright Bidco B.V.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/30/24	4,925,092
2,066,807	Truck Hero, Inc., Term Loan B, 3 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/31/28	2,067,841
				19,294,182
	Broadcasting — 2.1%
1,400,000	E.W. Scripps Co., Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	3.75%	12/31/27	1,398,950
2,963,361	iHeartCommunications, Inc., Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	2,974,474
22,843,985	iHeartCommunications, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	04/29/26	22,541,302
2,750,115	Univision Communications, Inc., Extended Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	03/24/26	2,752,013
				29,666,739
	Casinos & Gaming — 4.9%
5,174,322	Bally’s Corp. (fka Twin River), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	05/10/26	5,108,039
987,663	Boyd Gaming Corp., Term Loan B, 1 Wk. LIBOR + 2.25%, 0.00% Floor	2.35%	09/15/23	984,058
25,135,016	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	12/22/24	24,684,596
1,307,469	Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.62%	06/30/25	1,305,835
21,298,010	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	21,014,107
17,367,146	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	16,992,711
				70,089,346
	Communications Equipment — 0.5%
7,216,534	Commscope, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	04/06/26	7,192,864

	Construction & Engineering — 0.2%
296,419	Pike Corp., Delayed Draw Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.13%	12/21/27	296,295
390,520	Pike Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.13%	12/21/27	390,356
1,798,747	Westinghouse Electric (Brookfield WEC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	08/01/25	1,796,049
				2,482,700

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Containers & Glass Products — 0.2%
$2,843,795	Altium Packaging (FKA Consolidated Container), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	02/03/28	$2,836,686

	Diversified Chemicals — 0.2%
2,762,889	Ineos US Petrochem LLC (Ineos Quattro), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/20/26	2,770,956

	Electric Utilities — 1.1%
15,499,476	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	15,499,476

	Electrical Components & Equipment — 0.5%
5,494,765	Array Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	10/09/27	4,482,275
1,367,387	Array Technologies, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	10/09/27	2,399,915
				6,882,190
	Environmental & Facilities Services — 1.4%
2,790,698	Packers Holdings LLC, Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/04/24	2,815,116
11,558,601	Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	11,555,712
5,035,630	TruGreen L.P., Second Refinancing Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	11/02/27	5,057,686
				19,428,514
	Health Care Distributors — 1.2%
15,573,802	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.38%	07/09/25	15,472,572
1,018,934	Radiology Partners, Inc., Term Loan B, 1 Yr. LIBOR + 4.25%, 0.00% Floor	5.29%	07/09/25	1,012,311
				16,484,883
	Health Care Facilities — 0.5%
6,702,677	Gentiva Health Services, Inc. (Kindred at Home), Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.38%	07/02/25	6,694,299
662,255	Select Medical Corp., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.00% Floor	2.53%	03/06/25	657,288
				7,351,587
	Health Care Services — 13.7%
2,049,861	AccentCare (Pluto Acquisition I, Inc.), Incremental Term Loan, 3 Mo. LIBOR + 5.00%, 0.50% Floor	5.50%	06/20/26	2,049,861
1,000,000	AccentCare (Pluto Acquisition I, Inc.), Term Loan B, 3 Mo. LIBOR + 4.50%, 0.00% Floor (c)	4.62%	06/20/26	1,000,000
4,192,918	ADMI Corp. (Aspen Dental), Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.50% Floor	3.75%	12/23/27	4,222,268
6,875,104	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	6,625,057
31,695,053	Athenahealth, Inc. (VVC Holding Corp.), New Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.63%	02/11/26	31,570,491

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Services (Continued)
$3,021,355	Aveanna Healthcare LLC, Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	03/16/24	$2,966,608
28,767,431	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	28,726,294
8,514,405	DuPage Medical Group (Midwest Physician Admin. Services LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	8,510,148
23,496,807	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	10/10/25	19,913,544
8,686,543	Exam Works (Gold Merger Co., Inc.), Term Loan B-1, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	8,697,402
9,645,405	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 3 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	9,647,816
2,058,471	Global Medical Response, Inc. (fka Air Medical), 2020 Refinancing Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	2,058,985
3,284,274	Help at Home (HAH Group Holding Co. LLC), Initial Term Loan B, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	3,292,485
6,410,172	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/30/27	6,423,505
992,500	Surgery Centers Holdings, Inc., 2020 Incremental Term Loan, 1 Mo. LIBOR + 8.00%, 1.00% Floor	9.00%	08/31/24	1,015,457
9,235,713	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	9,166,445
8,145,827	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	7,595,984
14,945,687	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	14,954,056
718,513	US Radiology Specialists, Inc., Term Loan B, 1 Mo. LIBOR + 5.50%, 0.00% Floor	5.62%	12/31/27	722,106
27,088,644	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.62%	08/27/25	27,088,644
				196,247,156
	Health Care Technology — 2.9%
12,632,738	Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Mo. LIBOR + 2.50%, 1.00% Floor	3.50%	03/01/24	12,632,738
6,799,728	Ciox Health (Healthport/CT Technologies Intermediate Holdings, Inc), Initial Term Loan, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	12/31/25	6,806,119
489,099	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	490,425
1,744,116	Inovalon Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	04/02/25	1,745,668
15,678	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	07/25/26	15,651
6,177,374	Press Ganey (Azalea TopCo, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.71%	07/25/26	6,166,564
14,367,755	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.87%	09/30/26	14,378,572
				42,235,737
	Household Appliances — 0.3%
3,794,510	Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term Loan, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	09/25/24	3,794,510

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Household Appliances (Continued)
$1,000,000	Weber-Stephen Products LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	10/31/27	$1,002,250
				4,796,760
	Human Resource & Employment Services — 0.5%
6,691,268	Alight, Inc. (fka Tempo Acq.), Non Extended Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	05/01/24	6,670,391

	Industrial Machinery — 0.8%
1,735,006	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.57%	07/31/27	1,748,504
9,870,017	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	07/31/27	9,946,806
				11,695,310
	Insurance Brokers — 9.3%
1,641,162	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	05/10/25	1,632,217
32,953,388	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	05/09/25	32,765,883
31,709,370	AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	31,770,569
17,413,258	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.65%	02/15/27	17,311,738
7,434,440	BroadStreet Partners, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	01/31/27	7,363,218
2,699,759	Cross Financial Corp., Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	09/15/27	2,726,757
4,849,877	HUB International Ltd., New Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	4,855,939
91,265	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	04/25/25	90,414
35,502,265	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.97%	04/25/25	35,171,029
				133,687,764
	Integrated Telecommunication Services — 4.0%
16,083,849	Frontier Communications Corp., DIP-to-Exit Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor (d)	5.75%	10/08/27	16,068,731
11,817,716	Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.90%	07/31/25	11,660,185
1,974,490	Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo. LIBOR + 3.69%, 0.00% Floor	3.81%	01/31/26	1,962,643
9,135,597	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.13%	08/14/26	9,108,921
18,800,269	Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	03/09/27	18,672,615
				57,473,095
	Interactive Home Entertainment — 0.7%
10,247,793	Playtika Holding Corp., Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/10/24	10,299,032

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Leisure Facilities — 0.2%
$3,429,680	ClubCorp Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	3.00%	09/18/24	$3,167,104

	Managed Health Care — 2.9%
41,705,792	Multiplan, Inc. (MPH), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	41,630,305

	Movies & Entertainment — 1.6%
3,032,191	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25%, 0.00% Floor (e)	15.25%	05/23/24	3,759,917
22,869,077	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00% Floor	2.77%	02/28/25	17,930,043
1,897,228	PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	02/12/27	1,816,595
				23,506,555
	Office Services & Supplies — 0.6%
8,992,196	Dun & Bradstreet, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	02/08/26	9,005,055

	Other Diversified Financial Services — 1.4%
20,567,930	AlixPartners, LLP, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	3.25%	01/27/28	20,542,220

	Packaged Foods & Meats — 0.4%
1,173,168	BellRing Brands LLC, Term Loan B, 1 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/21/24	1,182,554
2,025,431	Simply Good Foods (Atkins Nutritionals, Inc.), Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	07/07/24	2,030,494
2,054,991	Utz Quality Foods LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.13%	01/12/28	2,066,006
				5,279,054
	Paper Packaging — 2.2%
28,610,372	Graham Packaging Co., L.P., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/04/27	28,677,892
2,853,494	Pactiv LLC/Evergreen Packaging LLC (fka Reynolds Group Holdings), Tranche B-1 U.S. Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	02/05/23	2,851,725
				31,529,617
	Pharmaceuticals — 6.0%
2,928,475	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (f)	8.50%	09/30/25	2,930,905
25,751,510	Bausch Health Cos., Inc. (Valeant), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	06/01/25	25,755,630
23,433,338	Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	23,228,296
16,376,648	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor (d)	5.50%	09/24/24	15,402,238
4,249,462	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 5.00%, 0.75% Floor (d)	5.75%	02/24/25	3,991,307
1,502,636	Nestle Skin Health (Sunshine Lux VII S.A.R.L.), Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	10/02/26	1,505,972
13,344,389	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	09/27/24	13,321,837
				86,136,185

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Publishing — 0.1%
$1,741,665	Meredith Corp., Tranche B-3 Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	$1,768,887

	Research & Consulting Services — 0.3%
3,313,046	Clarivate Analytics PLC (Camelot), Amendment No. 2 Incremental Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	10/31/26	3,321,329
576,451	Nielsen Finance LLC (VNU, Inc.), Term Loan B5, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	06/30/25	579,696
				3,901,025
	Restaurants — 1.7%
2,850,000	IRB Holding Corp. (Arby’s/Inspire Brands), Fourth Amendment Incremental Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	12/31/27	2,857,125
17,450,961	IRB Holding Corp. (Arby’s/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	17,417,106
4,079,879	Zaxby’s Operating Co., L.P., Term Loan (First Lien), 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	12/30/27	4,105,378
				24,379,609
	Security & Alarm Services — 0.1%
1,230,679	Garda World Security Corp., Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	4.99%	10/30/26	1,231,700

	Specialized Consumer Services — 2.4%
9,523,982	Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	12/23/26	9,468,457
5,880,834	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 6.50%, 0.00% Floor	6.62%	01/29/28	5,924,940
14,822,275	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	11/03/23	14,788,332
4,464,681	Asurion LLC, Term Loan B7, 1 Mo. LIBOR + 3.00%, 0.00% Floor	3.12%	11/03/24	4,447,135
				34,628,864
	Specialty Stores — 0.1%
2,080,163	Petsmart, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/29/28	2,064,562

	Systems Software — 5.0%
22,543,809	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	09/19/24	22,560,266
2,331,175	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.00%	09/19/25	2,342,831
26,259,292	BMC Software Finance, Inc. (Boxer Parent), Initial Dollar Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.37%	10/02/25	26,205,723
2,691,656	Bomgar Corp., Term Loan B, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.12%	04/19/25	2,696,366
3,909,387	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	3,834,874
3,046,202	Riverbed Technology, Inc., New Term Loan B, 1 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	2,967,763
10,508,697	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.73%	03/05/27	10,492,934

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (a)	Stated Maturity (b)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$994,937	SUSE (Marcel Lux IV S.A.R.L.), Facility Term Loan B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	03/15/26	$984,987
				72,085,744
	Total Senior Floating-Rate Loan Interests			1,252,255,435
	(Cost $1,257,113,825)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 7.4%
	Broadcasting — 2.1%
8,109,000	Cumulus Media New Holdings, Inc. (g)	6.75%	07/01/26	8,244,542
8,201,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (g)	5.38%	08/15/26	6,632,559
2,848,000	E.W. Scripps (The) Co. (g)	5.13%	05/15/25	2,910,300
2,148,000	Gray Television, Inc. (g)	5.88%	07/15/26	2,232,577
1,673,000	Sinclair Television Group, Inc. (g)	4.13%	12/01/30	1,669,863
9,010,000	Univision Communications, Inc. (g)	5.13%	02/15/25	9,075,773
				30,765,614
	Cable & Satellite — 0.1%
1,621,000	CSC Holdings LLC (g)	5.50%	05/15/26	1,683,344

	Casinos & Gaming — 0.6%
7,968,000	Caesars Entertainment, Inc. (g)	6.25%	07/01/25	8,440,383

	Coal & Consumable Fuels — 0.4%
4,900,000	Peabody Energy Corp. (g)	6.00%	03/31/22	3,944,500
2,947,000	Peabody Energy Corp. (g)	6.38%	03/31/25	1,665,055
				5,609,555
	Health Care Facilities — 2.1%
3,478,000	Acadia Healthcare Co., Inc.	5.63%	02/15/23	3,495,390
2,000,000	HCA, Inc.	5.88%	05/01/23	2,190,000
10,530,000	Tenet Healthcare Corp. (g)	4.63%	09/01/24	10,816,311
845,000	Tenet Healthcare Corp.	5.13%	05/01/25	857,159
8,764,000	Tenet Healthcare Corp. (g)	4.88%	01/01/26	9,152,859
3,008,000	Tenet Healthcare Corp. (g)	5.13%	11/01/27	3,180,960
				29,692,679
	Health Care Services — 0.1%
869,000	Global Medical Response, Inc. (g)	6.50%	10/01/25	898,981

	Health Care Technology — 0.7%
8,996,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (g)	5.75%	03/01/25	9,238,442

	Insurance Brokers — 0.6%
7,000,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (g)	4.25%	10/15/27	7,132,125
893,000	HUB International Ltd. (g)	7.00%	05/01/26	927,483
				8,059,608
	Integrated Telecommunication Services — 0.3%
1,430,000	Frontier Communications Corp. (d) (g)	5.88%	10/15/27	1,542,648
2,619,000	Frontier Communications Corp. (d) (g)	5.00%	05/01/28	2,722,123
				4,264,771

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Real Estate Services — 0.0%
$250,000	KB Home	7.00%	12/15/21	$259,531

	Technology Hardware, Storage & Peripherals — 0.3%
4,616,000	Dell International LLC / EMC Corp. (g)	5.88%	06/15/21	4,631,925

	Trading Companies & Distributors — 0.0%
250,000	United Rentals North America, Inc.	5.88%	09/15/26	263,704

	Wireless Telecommunication Services — 0.1%
2,000,000	T-Mobile USA, Inc.	6.00%	03/01/23	2,005,000
	Total Corporate Bonds and Notes			105,813,537
	(Cost $103,877,463)

FOREIGN CORPORATE BONDS AND NOTES — 0.4%
	Diversified Chemicals — 0.1%
357,000	INEOS Quattro Finance 2 PLC (g)	3.38%	01/15/26	359,008

	Pharmaceuticals — 0.3%
4,366,000	Bausch Health Cos., Inc. (g)	6.13%	04/15/25	4,478,206
250,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (d) (g) (h)	5.63%	10/15/23	103,750
				4,581,956
	Real Estate Services — 0.0%
250,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (g)	5.88%	04/15/23	265,808
	Total Foreign Corporate Bonds and Notes			5,206,772
	(Cost $5,318,417)

Shares	Description	Value

COMMON STOCKS — 0.2%
	Pharmaceuticals — 0.2%
249,316	Akorn, Inc. (j) (k)	3,386,459
	(Cost $2,858,880)

WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
972,355	Cineworld Group PLC, expiring 11/23/25 (i) (j)	542,233
	(Cost $0)

RIGHTS — 0.0%
	Electric Utilities — 0.0%
4,887	Vista Energy Corp., no expiration date (i) (j)	5,693

	Life Sciences Tools & Services — 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (c) (i) (j) (l)	0

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Shares	Description	Value

RIGHTS (Continued)
	Life Sciences Tools & Services (Continued)
1	New Millennium Holdco, Inc., Corporate Claim Trust, no expiration date (c) (i) (j) (l)	$0
		0
	Total Rights	5,693
	(Cost $8,491)

MONEY MARKET FUNDS — 9.3%
134,002,408	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (m)	134,002,408
	(Cost $134,002,408)
	Total Investments — 104.5%	1,501,212,537
	(Cost $1,503,179,484) (n)
	Net Other Assets and Liabilities — (4.5)%	(64,631,277)
	Net Assets — 100.0%	$1,436,581,260

1

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $1,000,000 or 0.1% of net assets.
(d)	The issuer has filed for protection in bankruptcy court.
(e)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. The first interest payment is scheduled for March 31, 2021.
(f)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2020 through January 31, 2021), this security paid all of its interest in cash.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $101,949,525 or 7.1% of net assets.
(h)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(j)	Non-income producing security.
(k)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $3,386,459 or 0.2% of net assets.
(l)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(m)	Rate shown reflects yield as of January 31, 2021.
(n)

Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,496,712 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,463,659. The net unrealized depreciation was $1,966,947.

LIBOR - London Interbank Offered Rate

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:

	Total Value at 1/31/2021		Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$1,252,255,435		$—	$1,252,255,435	$—
Corporate Bonds and Notes*	105,813,537		—	105,813,537	—
Foreign Corporate Bonds and Notes*	5,206,772		—	5,206,772	—
Common Stocks*	3,386,459		—	3,386,459	—
Warrants*	542,233		—	542,233	—
Rights
Electric Utilities	5,693		—	5,693	—
Life Science Tools & Services	—	**	—	—	—	**
Money Market Funds	134,002,408		134,002,408	—	—
Total Investments	$1,501,212,537		$134,002,408	$1,367,210,129	$—	**

* See Portfolio of Investments for industry breakout.
** Investment is valued at $0.

Level 3 Rights are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

First Trust Senior Loan Fund (FTSL)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Unfunded Loan Commitments As of January 31, 2021, the Fund had the following unfunded loan commitment:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

Help at Home (HAH Group Holding Company, LLC), Term Loan	$414,520	$408,302	$415,556	$7,254

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS — 65.5%
	Aerospace & Defense — 0.7%
$342,000	Booz Allen Hamilton, Inc. (a)	3.88%	09/01/28	$352,046
7,802,000	Science Applications International Corp. (a)	4.88%	04/01/28	8,225,025
1,333,000	Spirit AeroSystems, Inc. (a)	5.50%	01/15/25	1,399,650
3,000,000	Spirit AeroSystems, Inc. (a)	7.50%	04/15/25	3,223,770
1,500,000	TransDigm, Inc. (a)	8.00%	12/15/25	1,642,125
1,000,000	TransDigm, Inc. (a)	6.25%	03/15/26	1,055,895
				15,898,511
	Agricultural Products — 0.0%
500,000	Lamb Weston Holdings, Inc. (a)	4.88%	05/15/28	554,538

	Airlines — 0.3%
5,469,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd. (a)	6.50%	06/20/27	5,988,555

	Alternative Carriers — 0.5%
777,000	Level 3 Financing, Inc.	5.38%	05/01/25	799,591
2,000,000	Level 3 Financing, Inc.	5.25%	03/15/26	2,064,900
3,000,000	Level 3 Financing, Inc. (a)	4.63%	09/15/27	3,129,135
2,000,000	Level 3 Financing, Inc. (a)	4.25%	07/01/28	2,057,600
2,000,000	Level 3 Financing, Inc. (a)	3.63%	01/15/29	1,993,775
				10,045,001
	Apparel Retail — 0.7%
3,040,000	Burlington Coat Factory Warehouse Corp. (a)	6.25%	04/15/25	3,256,600
1,000,000	Nordstrom, Inc. (a)	8.75%	05/15/25	1,120,111
10,080,000	Nordstrom, Inc.	4.00%	03/15/27	10,185,923
				14,562,634
	Application Software — 2.0%
1,276,000	BY Crown Parent LLC / BY Bond Finance, Inc. (a)	4.25%	01/31/26	1,309,495
1,000,000	Expedia Group, Inc. (a)	6.25%	05/01/25	1,156,272
6,486,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (a)	5.25%	12/01/27	6,845,389
6,000,000	J2 Global, Inc. (a) (b)	4.63%	10/15/30	6,266,250
4,411,000	LogMeIn, Inc. (a)	5.50%	09/01/27	4,620,522
5,685,000	Open Text Holdings, Inc. (a)	4.13%	02/15/30	5,978,062
17,177,000	Solera LLC / Solera Finance, Inc. (a) (b)	10.50%	03/01/24	17,730,958
				43,906,948
	Auto Parts & Equipment — 0.2%
4,855,000	Gates Global LLC / Gates Corp. (a)	6.25%	01/15/26	5,105,858

	Automobile Manufacturers — 1.3%
6,000,000	Ford Motor Co.	8.50%	04/21/23	6,725,700
5,665,000	Ford Motor Co.	9.00%	04/22/25	6,896,939
7,957,000	Ford Motor Co. (b)	9.63%	04/22/30	11,289,341
2,000,000	Ford Motor Credit Co. LLC	3.66%	09/08/24	2,054,750
500,000	Ford Motor Credit Co. LLC	5.13%	06/16/25	543,750
667,000	Penske Automotive Group, Inc.	3.50%	09/01/25	682,875
				28,193,355
	Automotive Retail — 0.7%
167,000	Group 1 Automotive, Inc. (a)	4.00%	08/15/28	171,175
4,926,000	IAA, Inc. (a)	5.50%	06/15/27	5,182,029
7,350,000	KAR Auction Services, Inc. (a)	5.13%	06/01/25	7,552,125
1,351,000	Lithia Motors, Inc. (a)	4.38%	01/15/31	1,432,904
				14,338,233

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Broadcasting — 10.1%
$14,565,000	Cumulus Media New Holdings, Inc. (a) (b)	6.75%	07/01/26	$14,808,454
5,719,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a)	5.38%	08/15/26	4,625,241
18,673,000	Diamond Sports Group LLC / Diamond Sports Finance Co. (a) (b)	6.63%	08/15/27	11,880,696
10,289,000	EW Scripps (The) Co. (a) (b)	5.13%	05/15/25	10,514,072
28,294,000	Gray Television, Inc. (a) (b)	5.88%	07/15/26	29,408,076
11,199,000	Gray Television, Inc. (a)	7.00%	05/15/27	12,253,946
18,550,000	iHeartCommunications, Inc. (b)	8.38%	05/01/27	19,819,469
14,475,000	iHeartCommunications, Inc. (a) (b)	5.25%	08/15/27	15,132,744
1,000,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	1,022,940
16,568,000	Nexstar Broadcasting, Inc. (a) (b)	5.63%	07/15/27	17,612,198
9,396,000	Nexstar Broadcasting, Inc. (a)	4.75%	11/01/28	9,695,498
1,389,000	Scripps Escrow II, Inc. (a)	3.88%	01/15/29	1,391,604
1,400,000	Scripps Escrow II, Inc. (a)	5.38%	01/15/31	1,416,625
8,355,000	Scripps Escrow, Inc. (a) (b)	5.88%	07/15/27	8,783,194
10,599,000	Sinclair Television Group, Inc. (a) (b)	5.88%	03/15/26	10,901,707
2,394,000	Sinclair Television Group, Inc. (a)	5.13%	02/15/27	2,422,429
3,125,000	Sinclair Television Group, Inc. (a)	4.13%	12/01/30	3,119,141
3,000,000	Sirius XM Radio, Inc. (a)	4.63%	07/15/24	3,105,630
2,000,000	Sirius XM Radio, Inc. (a)	4.13%	07/01/30	2,064,880
337,000	TEGNA, Inc. (a)	4.75%	03/15/26	357,641
8,700,000	TEGNA, Inc. (a)	4.63%	03/15/28	8,835,938
11,500,000	TEGNA, Inc. (b)	5.00%	09/15/29	11,977,825
9,310,000	Univision Communications, Inc. (a)	5.13%	02/15/25	9,377,963
6,972,000	Univision Communications, Inc. (a)	6.63%	06/01/27	7,345,525
3,562,000	Urban One, Inc. (a)	7.38%	02/01/28	3,632,207
				221,505,643
	Building Products — 0.3%
2,000,000	American Builders & Contractors Supply Co., Inc. (a)	5.88%	05/15/26	2,076,250
1,000,000	American Builders & Contractors Supply Co., Inc. (a)	4.00%	01/15/28	1,032,940
1,392,000	Standard Industries, Inc. (a)	5.00%	02/15/27	1,452,030
350,000	Standard Industries, Inc. (a)	4.38%	07/15/30	371,975
1,000,000	Standard Industries, Inc. (a)	3.38%	01/15/31	988,750
				5,921,945
	Cable & Satellite — 2.8%
7,076,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a) (b)	5.75%	02/15/26	7,309,862
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.50%	05/01/26	2,074,060
2,828,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.13%	05/01/27	2,972,667
4,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.00%	02/01/28	4,206,000
500,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	5.38%	06/01/29	543,070
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.75%	03/01/30	2,129,940
2,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.25%	02/01/31	2,057,500
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp. (a)	4.50%	05/01/32	1,041,250
9,183,000	CSC Holdings LLC (a) (b)	5.50%	05/15/26	9,536,178
819,000	CSC Holdings LLC (a)	5.50%	04/15/27	864,618
1,800,000	CSC Holdings LLC (a)	5.38%	02/01/28	1,913,742
5,800,000	CSC Holdings LLC (a)	7.50%	04/01/28	6,446,033
15,200,000	CSC Holdings LLC (a) (b)	5.75%	01/15/30	16,397,076
4,167,000	CSC Holdings LLC (a)	4.63%	12/01/30	4,256,111
				61,748,107
	Casinos & Gaming — 3.7%
890,000	Boyd Gaming Corp. (a)	8.63%	06/01/25	984,562

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Casinos & Gaming (Continued)
$4,718,000	Boyd Gaming Corp.	6.38%	04/01/26	$4,888,367
3,850,000	Boyd Gaming Corp.	6.00%	08/15/26	3,989,562
500,000	Boyd Gaming Corp.	4.75%	12/01/27	515,313
15,340,000	Caesars Entertainment, Inc. (a) (b)	6.25%	07/01/25	16,249,432
15,500,000	Caesars Entertainment, Inc. (a) (b)	8.13%	07/01/27	17,031,478
4,029,000	Caesars Resort Collection LLC / CRC Finco, Inc. (a)	5.75%	07/01/25	4,233,645
5,000,000	Caesars Resort Collection LLC / CRC Finco, Inc. (a)	5.25%	10/15/25	4,996,725
2,555,000	Golden Nugget, Inc. (a)	6.75%	10/15/24	2,564,070
100,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. (a)	3.88%	02/15/29	101,875
8,350,000	MGM Resorts International (b)	7.75%	03/15/22	8,877,094
5,100,000	MGM Resorts International (b)	6.00%	03/15/23	5,450,625
200,000	MGM Resorts International	6.75%	05/01/25	214,440
1,000,000	MGM Resorts International	5.75%	06/15/25	1,099,675
1,250,000	Scientific Games International, Inc. (a)	8.63%	07/01/25	1,353,125
5,386,000	Station Casinos LLC (a)	5.00%	10/01/25	5,436,494
3,616,000	Station Casinos LLC (a)	4.50%	02/15/28	3,550,460
				81,536,942
	Coal & Consumable Fuels — 0.0%
483,000	Peabody Energy Corp. (a)	6.00%	03/31/22	388,815
967,000	Peabody Energy Corp. (a)	6.38%	03/31/25	546,355
				935,170
	Communications Equipment — 1.2%
22,655,000	CommScope Technologies LLC (a) (b)	6.00%	06/15/25	23,138,684
3,679,000	CommScope Technologies LLC (a)	5.00%	03/15/27	3,653,707
				26,792,391
	Construction & Engineering — 0.4%
8,881,000	Pike Corp. (a)	5.50%	09/01/28	9,191,835

	Construction Machinery & Heavy Trucks — 0.3%
5,565,000	Clark Equipment Co. (a)	5.88%	06/01/25	5,902,378

	Construction Materials — 0.2%
3,623,000	Summit Materials LLC / Summit Materials Finance Corp. (a)	5.25%	01/15/29	3,817,736

	Consumer Finance — 0.2%
486,000	Black Knight InfoServ LLC (a)	3.63%	09/01/28	492,415
3,000,000	FirstCash, Inc. (a)	4.63%	09/01/28	3,115,275
				3,607,690
	Diversified Metals & Mining — 0.1%
2,500,000	Freeport-McMoRan, Inc.	5.00%	09/01/27	2,665,050

	Diversified Real Estate Activities — 0.0%
1,000,000	Meritage Homes Corp.	7.00%	04/01/22	1,063,515

	Electric Utilities — 1.3%
6,883,000	PG&E Corp.	5.00%	07/01/28	7,435,705
12,250,000	PG&E Corp. (b)	5.25%	07/01/30	13,517,875
5,000,000	Vistra Operations Co. LLC (a)	5.63%	02/15/27	5,301,500
3,189,000	Vistra Operations Co. LLC (a)	5.00%	07/31/27	3,371,730
				29,626,810

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Electrical Components & Equipment — 0.0%
$667,000	Sensata Technologies, Inc. (a)	3.75%	02/15/31	$685,369

	Environmental & Facilities Services — 0.0%
500,000	Stericycle, Inc. (a)	3.88%	01/15/29	514,875

	Fertilizers & Agricultural Chemicals — 0.0%
250,000	Scotts Miracle-Gro (The) Co.	4.50%	10/15/29	268,914

	Financial Exchanges & Data — 0.0%
750,000	MSCI, Inc. (a)	4.00%	11/15/29	801,233

	Food Distributors — 0.5%
4,837,000	US Foods, Inc. (a)	5.88%	06/15/24	4,917,657
3,488,000	US Foods, Inc. (a)	6.25%	04/15/25	3,728,480
1,397,000	US Foods, Inc. (a)	4.75%	02/15/29	1,403,985
				10,050,122
	Food Retail — 0.4%
1,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	7.50%	03/15/26	1,099,375
3,700,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	4.63%	01/15/27	3,881,355
3,000,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (a)	5.88%	02/15/28	3,241,320
113,000	Safeway, Inc.	7.25%	02/01/31	132,895
				8,354,945
	Health Care Distributors — 0.2%
3,000,000	AdaptHealth LLC (a)	4.63%	08/01/29	3,075,000
691,000	RP Escrow Issuer LLC (a)	5.25%	12/15/25	717,776
				3,792,776
	Health Care Equipment — 0.0%
250,000	Hill-Rom Holdings, Inc. (a)	4.38%	09/15/27	260,312
300,000	Teleflex, Inc. (a)	4.25%	06/01/28	315,690
				576,002
	Health Care Facilities — 4.3%
11,663,000	Acadia Healthcare Co., Inc. (b)	5.63%	02/15/23	11,721,315
2,318,000	Acadia Healthcare Co., Inc.	6.50%	03/01/24	2,373,968
1,000,000	Acadia Healthcare Co., Inc. (a)	5.50%	07/01/28	1,069,375
788,000	Acadia Healthcare Co., Inc. (a)	5.00%	04/15/29	831,340
1,087,000	Encompass Health Corp.	5.13%	03/15/23	1,093,680
2,284,000	Encompass Health Corp.	5.75%	09/15/25	2,361,085
1,300,000	Encompass Health Corp.	4.50%	02/01/28	1,355,822
6,080,000	Encompass Health Corp.	4.75%	02/01/30	6,549,862
500,000	Encompass Health Corp.	4.63%	04/01/31	531,875
2,000,000	HCA, Inc.	5.88%	05/01/23	2,190,000
6,530,000	HCA, Inc.	5.88%	02/15/26	7,476,850
16,229,000	Select Medical Corp. (a) (b)	6.25%	08/15/26	17,387,913
1,168,000	Tenet Healthcare Corp. (a)	4.63%	09/01/24	1,199,758
1,500,000	Tenet Healthcare Corp. (a)	7.50%	04/01/25	1,622,820
4,379,000	Tenet Healthcare Corp.	5.13%	05/01/25	4,442,014
7,492,000	Tenet Healthcare Corp. (a)	4.88%	01/01/26	7,824,420
6,281,000	Tenet Healthcare Corp. (a)	5.13%	11/01/27	6,642,157
2,327,000	Tenet Healthcare Corp. (a)	4.63%	06/15/28	2,447,713

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Health Care Facilities (Continued)
$12,114,000	Tenet Healthcare Corp. (a) (b)	6.13%	10/01/28	$12,712,129
2,250,000	Universal Health Services, Inc. (a)	5.00%	06/01/26	2,331,135
				94,165,231
	Health Care Services — 4.0%
12,383,000	DaVita, Inc. (a)	4.63%	06/01/30	13,024,749
250,000	DaVita, Inc. (a)	3.75%	02/15/31	248,437
18,084,000	Global Medical Response, Inc. (a) (b)	6.50%	10/01/25	18,707,898
8,821,000	MEDNAX, Inc. (a)	6.25%	01/15/27	9,449,673
1,951,000	ModivCare, Inc. (a)	5.88%	11/15/25	2,071,718
100,000	Service Corp. International	3.38%	08/15/30	101,688
11,462,000	US Renal Care, Inc. (a) (b)	10.63%	07/15/27	12,572,381
18,034,000	Verscend Escrow Corp. (a) (b)	9.75%	08/15/26	19,487,090
11,867,000	Vizient, Inc. (a) (b)	6.25%	05/15/27	12,650,934
				88,314,568
	Health Care Technology — 1.5%
31,493,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (a) (b)	5.75%	03/01/25	32,341,736

	Hotels, Resorts & Cruise Lines — 0.3%
1,100,000	Hilton Domestic Operating Co., Inc. (a)	5.38%	05/01/25	1,161,875
1,100,000	Vail Resorts, Inc. (a)	6.25%	05/15/25	1,170,125
3,000,000	Wyndham Hotels & Resorts, Inc. (a)	5.38%	04/15/26	3,076,875
711,000	Wyndham Hotels & Resorts, Inc. (a)	4.38%	08/15/28	722,109
				6,130,984
	Household Products — 0.1%
200,000	Central Garden & Pet Co.	4.13%	10/15/30	209,456
1,350,000	Energizer Holdings, Inc. (a)	4.38%	03/31/29	1,382,400
				1,591,856
	Human Resource & Employment Services — 0.7%
3,000,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a)	5.75%	06/01/25	3,212,850
11,478,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. (a) (b)	6.75%	06/01/25	11,822,340
				15,035,190
	Independent Power Producers & Energy Traders — 0.3%
5,000,000	Calpine Corp. (a)	5.13%	03/15/28	5,169,575
667,000	Calpine Corp. (a)	4.63%	02/01/29	674,670
167,000	Calpine Corp. (a)	5.00%	02/01/31	171,843
				6,016,088
	Industrial Conglomerates — 0.3%
2,500,000	Hillenbrand, Inc.	5.75%	06/15/25	2,692,188
4,225,000	RBS Global, Inc. / Rexnord LLC (a)	4.88%	12/15/25	4,327,414
				7,019,602
	Industrial Machinery — 0.2%
4,667,000	Vertical US Newco, Inc. (a)	5.25%	07/15/27	4,909,101

	Insurance Brokers — 5.2%
32,532,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a) (b)	6.75%	10/15/27	34,457,569
30,571,000	AmWINS Group, Inc. (a) (b)	7.75%	07/01/26	32,877,276
6,188,000	AssuredPartners, Inc. (a)	7.00%	08/15/25	6,392,916

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Insurance Brokers (Continued)
$12,027,000	AssuredPartners, Inc. (a) (b)	5.63%	01/15/29	$12,222,439
27,438,000	HUB International Ltd. (a) (b)	7.00%	05/01/26	28,497,518
				114,447,718
	Integrated Oil & Gas — 0.0%
250,000	Occidental Petroleum Corp.	5.50%	12/01/25	261,625
500,000	Occidental Petroleum Corp.	6.13%	01/01/31	549,213
				810,838
	Integrated Telecommunication Services — 2.7%
1,930,000	Frontier Communications Corp. (a) (c)	5.88%	10/15/27	2,082,036
4,890,000	Frontier Communications Corp. (a) (c)	5.00%	05/01/28	5,082,544
19,717,000	Frontier Communications Corp. (a) (b) (c)	6.75%	05/01/29	20,838,404
5,320,000	Lumen Technologies, Inc.	5.80%	03/15/22	5,566,050
2,500,000	Zayo Group Holdings, Inc. (a)	4.00%	03/01/27	2,510,312
22,027,000	Zayo Group Holdings, Inc. (a) (b)	6.13%	03/01/28	22,949,656
				59,029,002
	Interactive Media & Services — 0.1%
684,000	ANGI Group LLC (a)	3.88%	08/15/28	682,717
500,000	Match Group Holdings II LLC (a)	4.63%	06/01/28	526,853
				1,209,570
	Investment Banking & Brokerage — 0.7%
14,050,000	LPL Holdings, Inc. (a) (b)	5.75%	09/15/25	14,547,089

	IT Consulting & Other Services — 0.5%
6,261,000	CDK Global, Inc.	4.88%	06/01/27	6,593,584
4,448,000	CDK Global, Inc. (a)	5.25%	05/15/29	4,824,968
250,000	Gartner, Inc. (a)	4.50%	07/01/28	263,988
250,000	Gartner, Inc. (a)	3.75%	10/01/30	258,125
				11,940,665
	Leisure Facilities — 0.5%
250,000	Cedar Fair LP	5.25%	07/15/29	252,922
1,850,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op	5.38%	04/15/27	1,858,094
6,209,000	Six Flags Entertainment Corp. (a) (b)	4.88%	07/31/24	6,172,553
1,000,000	Six Flags Entertainment Corp. (a)	5.50%	04/15/27	1,011,550
1,000,000	Six Flags Theme Parks, Inc. (a)	7.00%	07/01/25	1,079,375
				10,374,494
	Managed Health Care — 1.5%
2,000,000	Centene Corp.	4.75%	01/15/25	2,052,720
1,000,000	Centene Corp. (a)	5.38%	08/15/26	1,051,250
1,500,000	Centene Corp.	4.25%	12/15/27	1,590,300
1,000,000	Molina Healthcare, Inc. (a)	4.38%	06/15/28	1,046,550
100,000	Molina Healthcare, Inc. (a)	3.88%	11/15/30	107,125
27,622,000	MPH Acquisition Holdings LLC (a) (b)	5.75%	11/01/28	27,414,835
				33,262,780
	Metal & Glass Containers — 0.9%
1,000,000	Ball Corp.	2.88%	08/15/30	996,550
6,500,000	Berry Global, Inc. (a)	4.50%	02/15/26	6,641,862
2,000,000	Owens-Brockway Glass Container, Inc. (a)	5.88%	08/15/23	2,143,750

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Metal & Glass Containers (Continued)
$6,550,000	Owens-Brockway Glass Container, Inc. (a)	6.38%	08/15/25	$7,307,344
684,000	Owens-Brockway Glass Container, Inc. (a)	6.63%	05/13/27	742,345
2,200,000	Silgan Holdings, Inc.	4.13%	02/01/28	2,288,000
				20,119,851
	Movies & Entertainment — 1.5%
12,607,000	Cinemark USA, Inc. (b)	5.13%	12/15/22	12,346,981
7,000,000	Live Nation Entertainment, Inc. (a)	4.88%	11/01/24	7,045,500
5,494,000	Live Nation Entertainment, Inc. (a)	5.63%	03/15/26	5,646,459
523,000	Live Nation Entertainment, Inc. (a)	6.50%	05/15/27	581,675
5,895,000	Live Nation Entertainment, Inc. (a)	4.75%	10/15/27	5,918,963
1,000,000	WMG Acquisition Corp. (a)	3.00%	02/15/31	971,250
				32,510,828
	Oil & Gas Refining & Marketing — 0.1%
415,000	Murphy Oil USA, Inc.	5.63%	05/01/27	439,821
1,000,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (a)	4.00%	01/15/32	992,500
				1,432,321
	Packaged Foods & Meats — 1.5%
2,190,000	B&G Foods, Inc.	5.25%	04/01/25	2,254,759
627,000	Kraft Heinz Foods Co.	3.95%	07/15/25	684,227
750,000	Performance Food Group, Inc. (a)	5.50%	10/15/27	793,350
12,246,000	Post Holdings, Inc. (a) (b)	5.00%	08/15/26	12,653,363
5,990,000	Post Holdings, Inc. (a)	5.75%	03/01/27	6,293,244
4,434,000	Post Holdings, Inc. (a)	5.63%	01/15/28	4,713,896
1,000,000	Post Holdings, Inc. (a)	5.50%	12/15/29	1,087,495
4,000,000	Post Holdings, Inc. (a)	4.63%	04/15/30	4,170,920
				32,651,254
	Paper Packaging — 1.0%
16,406,000	Graham Packaging Co., Inc. (a) (b)	7.13%	08/15/28	17,769,749
2,000,000	Graphic Packaging International LLC (a)	3.50%	03/15/28	2,089,800
1,000,000	Graphic Packaging International LLC (a)	3.50%	03/01/29	1,025,625
376,000	Sealed Air Corp. (a)	5.50%	09/15/25	419,475
1,000,000	Sealed Air Corp. (a)	4.00%	12/01/27	1,065,000
				22,369,649
	Personal Products — 0.0%
250,000	Prestige Brands, Inc. (a)	5.13%	01/15/28	266,325

	Pharmaceuticals — 1.8%
792,000	Bausch Health Americas, Inc. (a)	9.25%	04/01/26	880,070
1,242,000	Bausch Health Americas, Inc. (a)	8.50%	01/31/27	1,380,005
500,000	Catalent Pharma Solutions, Inc. (a)	5.00%	07/15/27	527,720
4,000,000	Charles River Laboratories International, Inc. (a)	5.50%	04/01/26	4,182,500
750,000	Charles River Laboratories International, Inc. (a)	4.25%	05/01/28	790,643
1,333,000	Emergent BioSolutions, Inc. (a)	3.88%	08/15/28	1,370,877
14,914,000	Horizon Therapeutics USA, Inc. (a) (b)	5.50%	08/01/27	15,908,615
800,000	IQVIA, Inc. (a)	5.00%	10/15/26	832,500
1,278,000	IQVIA, Inc. (a)	5.00%	05/15/27	1,348,089
1,000,000	Jaguar Holding Co. II / PPD Development LP (a)	5.00%	06/15/28	1,063,750
10,000,000	Par Pharmaceutical, Inc. (a) (b)	7.50%	04/01/27	10,768,800

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Pharmaceuticals (Continued)
$1,505,000	West Street Merger Sub, Inc. (a)	6.38%	09/01/25	$1,550,903
				40,604,472
	Publishing — 0.1%
1,111,000	Meredith Corp. (a)	6.50%	07/01/25	1,179,743

	Real Estate Operating Companies — 0.1%
2,785,000	Lennar Corp. (b)	5.25%	06/01/26	3,284,559

	Real Estate Services — 0.7%
3,310,000	KB Home (b)	7.00%	12/15/21	3,436,194
500,000	MDC Holdings, Inc.	3.85%	01/15/30	547,110
2,302,000	PulteGroup, Inc.	5.50%	03/01/26	2,749,682
290,000	Tri Pointe Group, Inc.	5.25%	06/01/27	315,972
500,000	Tri Pointe Group, Inc.	5.70%	06/15/28	562,500
7,545,000	Tri Pointe Group, Inc. / Tri Pointe Homes, Inc. (b)	5.88%	06/15/24	8,257,059
				15,868,517
	Research & Consulting Services — 0.5%
2,961,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.00%	04/15/22	2,969,883
4,254,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.63%	10/01/28	4,561,564
2,666,000	Nielsen Finance LLC / Nielsen Finance Co. (a)	5.88%	10/01/30	2,960,926
				10,492,373
	Restaurants — 1.0%
661,000	Brinker International, Inc. (a)	5.00%	10/01/24	689,849
8,483,000	IRB Holding Corp. (a)	7.00%	06/15/25	9,209,399
11,749,000	IRB Holding Corp. (a) (b)	6.75%	02/15/26	12,145,529
				22,044,777
	Security & Alarm Services — 0.2%
1,200,000	Brink's (The) Co. (a)	5.50%	07/15/25	1,277,250
2,061,000	Brink's (The) Co. (a)	4.63%	10/15/27	2,153,807
				3,431,057
	Semiconductors — 0.2%
1,000,000	Microchip Technology, Inc. (a)	4.25%	09/01/25	1,047,527
1,550,000	Qorvo, Inc.	4.38%	10/15/29	1,694,103
1,000,000	Qorvo, Inc. (a)	3.38%	04/01/31	1,023,750
				3,765,380
	Specialized Consumer Services — 0.3%
4,000,000	Aramark Services, Inc. (a)	6.38%	05/01/25	4,261,000
2,000,000	Aramark Services, Inc.	4.75%	06/01/26	2,048,000
481,000	Aramark Services, Inc. (a)	5.00%	02/01/28	502,044
				6,811,044
	Specialty Chemicals — 0.2%
3,726,000	Avantor Funding, Inc. (a)	4.63%	07/15/28	3,927,018
500,000	Axalta Coating Systems LLC (a)	3.38%	02/15/29	492,187
250,000	HB Fuller Co.	4.25%	10/15/28	256,094
				4,675,299
	Specialty Stores — 0.0%
350,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	4.75%	02/15/28	350,000

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS (Continued)
	Specialty Stores (Continued)
$350,000	PetSmart, Inc. / PetSmart Finance Corp. (a)	7.75%	02/15/29	$350,000
				700,000
	Systems Software — 2.0%
5,000,000	Banff Merger Sub, Inc. (a)	9.75%	09/01/26	5,325,750
7,074,000	Boxer Parent Co., Inc. (a)	9.13%	03/01/26	7,561,045
2,500,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	2,534,375
250,000	PTC, Inc. (a)	3.63%	02/15/25	256,719
3,075,000	PTC, Inc. (a)	4.00%	02/15/28	3,203,765
24,100,000	SS&C Technologies, Inc. (a) (b)	5.50%	09/30/27	25,581,186
				44,462,840
	Technology Distributors — 0.1%
1,250,000	CDW LLC / CDW Finance Corp.	4.13%	05/01/25	1,297,656
1,000,000	CDW LLC / CDW Finance Corp.	4.25%	04/01/28	1,044,185
750,000	CDW LLC / CDW Finance Corp.	3.25%	02/15/29	755,760
				3,097,601
	Technology Hardware, Storage & Peripherals — 1.6%
8,042,000	Dell International LLC / EMC Corp. (a)	5.88%	06/15/21	8,069,745
22,225,000	Dell International LLC / EMC Corp. (a) (b)	7.13%	06/15/24	23,141,781
1,000,000	Dell International LLC / EMC Corp. (a)	6.10%	07/15/27	1,237,855
1,000,000	Dell International LLC / EMC Corp. (a)	6.20%	07/15/30	1,278,576
667,000	Xerox Holdings Corp. (a)	5.00%	08/15/25	700,370
				34,428,327
	Trading Companies & Distributors — 0.3%
940,000	Ashtead Capital, Inc. (a)	4.13%	08/15/25	969,375
2,000,000	Ashtead Capital, Inc. (a)	5.25%	08/01/26	2,116,660
750,000	Ashtead Capital, Inc. (a)	4.00%	05/01/28	801,750
2,276,000	United Rentals North America, Inc.	5.88%	09/15/26	2,400,759
257,000	United Rentals North America, Inc.	5.50%	05/15/27	275,116
				6,563,660
	Trucking — 0.1%
2,350,000	XPO Logistics, Inc. (a)	6.25%	05/01/25	2,526,250

	Wireless Telecommunication Services — 0.3%
1,219,000	SBA Communications Corp. (b)	4.88%	09/01/24	1,252,961
500,000	SBA Communications Corp.	3.88%	02/15/27	522,760
2,329,000	T-Mobile USA, Inc.	6.00%	03/01/23	2,334,823
1,180,000	T-Mobile USA, Inc.	5.13%	04/15/25	1,201,399
416,000	T-Mobile USA, Inc.	4.50%	02/01/26	426,348
				5,738,291
	Total Corporate Bonds			1,438,124,011
	(Cost $1,380,659,428)

FOREIGN CORPORATE BONDS — 10.9%
	Application Software — 0.3%
2,958,000	Open Text Corp. (a)	5.88%	06/01/26	3,080,017
2,336,000	Open Text Corp. (a)	3.88%	02/15/28	2,392,578
				5,472,595

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)
	Building Products — 2.1%
$11,900,000	Cemex SAB de C.V. (a) (b)	7.75%	04/16/26	$12,554,500
15,634,000	Cemex SAB de C.V. (a) (b)	7.38%	06/05/27	17,666,420
4,700,000	Cemex SAB de C.V. (a)	5.45%	11/19/29	5,146,735
2,000,000	Cemex SAB de C.V. (a)	5.20%	09/17/30	2,177,500
7,513,000	Masonite International Corp. (a)	5.75%	09/15/26	7,868,440
1,000,000	Masonite International Corp. (a)	5.38%	02/01/28	1,072,300
				46,485,895
	Cable & Satellite — 0.3%
250,000	Virgin Media Finance PLC (a)	5.00%	07/15/30	257,500
3,073,000	Virgin Media Secured Finance PLC (a)	5.50%	08/15/26	3,209,364
2,000,000	Virgin Media Secured Finance PLC (a)	5.50%	05/15/29	2,159,320
				5,626,184
	Casinos & Gaming — 0.0%
500,000	International Game Technology PLC (a)	5.25%	01/15/29	534,553

	Diversified Chemicals — 0.0%
643,000	INEOS Quattro Finance 2 PLC (a)	3.38%	01/15/26	646,617

	Diversified Support Services — 0.0%
950,000	Ritchie Bros Auctioneers, Inc. (a)	5.38%	01/15/25	979,094

	Environmental & Facilities Services — 0.1%
1,027,000	GFL Environmental, Inc. (a)	3.75%	08/01/25	1,049,466
500,000	GFL Environmental, Inc. (a)	5.13%	12/15/26	528,175
1,000,000	GFL Environmental, Inc. (a)	4.00%	08/01/28	992,325
				2,569,966
	Integrated Telecommunication Services — 0.4%
7,693,000	Altice France S.A. (a)	7.38%	05/01/26	8,071,957

	Metal & Glass Containers — 0.0%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (a)	4.13%	08/15/26	206,500

	Other Diversified Financial Services — 0.5%
1,867,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.50%	09/15/23	2,022,040
6,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.50%	07/15/25	7,099,660
1,500,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.88%	01/23/28	1,613,867
				10,735,567
	Pharmaceuticals — 6.5%
55,462,000	Bausch Health Cos., Inc. (a) (b)	6.13%	04/15/25	56,887,373
4,349,000	Bausch Health Cos., Inc. (a)	5.00%	01/30/28	4,486,211
1,384,000	Bausch Health Cos., Inc. (a)	5.00%	02/15/29	1,419,334
3,818,000	Bausch Health Cos., Inc. (a)	6.25%	02/15/29	4,114,620
3,000,000	Bausch Health Cos., Inc. (a)	7.25%	05/30/29	3,350,055
5,000,000	Bausch Health Cos., Inc. (a)	5.25%	01/30/30	5,168,400
1,730,000	Bausch Health Cos., Inc. (a)	5.25%	02/15/31	1,785,611
169,000	Cheplapharm Arzneimittel GmbH (a)	5.50%	01/15/28	174,070
6,574,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)	5.88%	10/15/24	6,660,284
16,083,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a) (b)	9.50%	07/31/27	18,404,983
13,108,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. (a)	6.00%	06/30/28	11,122,138
1,000,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (c) (d)	5.63%	10/15/23	415,000

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS (Continued)
	Pharmaceuticals (Continued)
$1,750,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (c) (d)	5.50%	04/15/25	$708,750
7,000,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (c)	10.00%	04/15/25	7,647,500
22,400,000	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC (a) (c)	10.00%	04/15/25	20,328,000
				142,672,329
	Real Estate Services — 0.3%
5,346,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. (a)	5.88%	04/15/23	5,684,028

	Research & Consulting Services — 0.2%
3,774,000	Camelot Finance S.A. (a)	4.50%	11/01/26	3,932,036
140,000	Nielsen Co. Luxembourg (The) S.A.R.L. (a)	5.50%	10/01/21	140,744
				4,072,780
	Restaurants — 0.2%
4,500,000	1011778 BC ULC / New Red Finance, Inc. (a)	4.00%	10/15/30	4,488,750

	Specialty Chemicals — 0.0%
1,000,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (a)	4.75%	06/15/27	1,050,250
	Total Foreign Corporate Bonds			239,297,065
	(Cost $229,025,269)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS — 35.5%
	Application Software — 9.1%
3,287,705	Epicor Software Corp., New Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.25%	07/31/27	3,295,103
3,000,000	Epicor Software Corp., Term Loan (Second Lien), 1 Mo. LIBOR + 7.75%, 1.00% Floor	8.75%	07/30/28	3,122,250
3,428,854	Flexera Software LLC, 2020 Term Loan B, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	3,437,426
2,231,308	Flexera Software LLC, Incremental Term Loan, 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	01/26/28	2,241,081
24,439,461	Greeneden U.S. Holdings II LLC (Genesys Telecommunications Laboratories, Inc.), Initial Dollar Term Loan, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/01/27	24,512,779
11,713,146	Hyland Software, Inc., Term Loan (Second Lien), 1 Mo. LIBOR + 7.00%, 0.75% Floor	7.75%	07/10/25	11,844,919
22,163,763	Hyland Software, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	4.25%	07/01/24	22,233,136
19,623,314	Internet Brands, Inc. (WebMD/MH Sub I LLC), 2020 June New Term Loan, 1 Mo. LIBOR + 3.75%, 1.00% Floor	4.75%	09/15/24	19,639,602
18,106,716	Internet Brands, Inc. (WebMD/MH Sub I LLC), Initial Term Loan, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	09/13/24	17,979,426
10,185,346	Internet Brands, Inc. (WebMD/MH Sub I LLC), Term Loan (Second Lien), 1 Mo. LIBOR + 7.50%, 1.00% Floor	8.50%	09/15/25	10,202,356
21,774,338	LogMeIn, Inc. (Logan), Term Loan B, 3 Mo. LIBOR + 4.75%, 0.00% Floor	4.88%	08/31/27	21,665,466

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$6,763,378	McAfee LLC, Term Loan B, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	09/30/24	$6,777,784
589,360	Micro Focus International (MA Financeco LLC), Miami Escrow Term Loan B3, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	06/21/24	583,466
3,980,507	Micro Focus International (MA Financeco LLC), Seattle Spinco Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	06/21/24	3,940,702
5,597,498	Micro Focus International (MA Financeco LLC), Term Loan B4, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	06/05/25	5,660,470
12,058,090	Milano Acquisition Corp., Term Loan B, 3 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	10/01/27	12,080,759
1,842,024	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), 2019 Incremental Term Loan B, 3 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	04/26/24	1,850,092
1,553,137	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/26/24	1,553,618
21,452,485	SolarWinds Holdings, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	02/05/24	20,884,853
5,589,113	Solera Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	03/03/23	5,560,776
				199,066,064
	Auto Parts & Equipment — 0.4%
5,720,180	Gates Global LLC, Initial B-2 Dollar Term Loan, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	03/31/24	5,716,634
6,833,092	Lumileds (Bright Bidco B.V.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/30/24	3,981,984
				9,698,618
	Broadcasting — 0.7%
14,859,051	iHeartCommunications, Inc., Incremental Term Loan B , 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	05/01/26	14,914,772

	Casinos & Gaming — 2.1%
19,630,356	Caesars Resort Collection LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	12/22/24	19,278,580
872,813	Caesars Resort Collection LLC, Term Loan B-1, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.62%	06/30/25	871,721
1,989,691	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.00%	04/18/24	1,963,168
18,967,714	Golden Nugget, Inc., Term Loan B, 2 Mo. LIBOR + 2.50%, 0.75% Floor	3.25%	10/04/23	18,558,770
6,301,026	Scientific Games International, Inc., Term Loan B5, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	08/14/24	6,186,852
				46,859,091
	Electric Utilities — 0.3%
7,554,255	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	3.50%	06/23/25	7,554,255

	Environmental & Facilities Services — 0.4%
3,906,977	Packers Holdings LLC, Incremental Term Loan B, 1 Mo. LIBOR + 4.00%, 0.75% Floor	4.75%	12/04/24	3,941,163
5,232,454	Packers Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	12/04/24	5,231,146
				9,172,309

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Distributors — 0.2%
$3,132,814	Radiology Partners, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.38%	07/09/25	$3,112,451
1,772,978	Radiology Partners, Inc., Term Loan B, 1 Yr. LIBOR + 4.25%, 0.00% Floor	5.29%	07/09/25	1,761,454
				4,873,905
	Health Care Services — 8.4%
3,793,223	AccentCare (Pluto Acquisition I, Inc.), Incremental Term Loan, 3 Mo. LIBOR + 5.00%, 0.50% Floor	5.50%	06/20/26	3,793,224
7,861,166	ADMI Corp. (Aspen Dental), Term Loan B2, 1 Mo. LIBOR + 3.25%, 0.50% Floor	4.75%	12/23/27	7,916,194
2,424,668	Air Methods Corp. (a/k/a ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	04/21/24	2,336,483
43,921,447	athenahealth, Inc. (VVC Holding Corp.), New Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.63%	02/11/26	43,748,836
23,670,991	CHG Healthcare Services, Inc., Term Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	06/07/23	23,637,142
1,764,322	DuPage Medical Group (Midwest Physician Admin. Services LLC), Repricing Term Loan, 1 Mo. LIBOR + 2.75%, 0.75% Floor	3.50%	08/15/24	1,763,440
12,693,941	Envision Healthcare Corp., Initial Term Loan, 1 Mo. LIBOR + 3.75%, 0.00% Floor	3.87%	10/10/25	10,758,115
237,647	Exam Works (Gold Merger Co., Inc.), Term Loan B-1, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	07/27/23	237,944
3,741,222	Global Medical Response, Inc. (fka Air Medical), 2020 Term Loan, 3 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	3,742,158
798,432	Global Medical Response, Inc. (fka Air Medical), 2020 Term Loan, 6 Mo. LIBOR + 4.75%, 1.00% Floor	5.75%	10/15/25	798,631
5,748,111	Help at Home (HAH Group Holding Co. LLC), Initial Term Loan B, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.00%	10/29/27	5,762,481
10,000,000	Packaging Coordinators, Inc. (PCI Pharma), Term Loan B, 6 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	11/30/27	10,020,800
2,564,184	Surgery Centers Holdings, Inc., 2020 Incremental Term Loan, 1 Mo. LIBOR + 8.00%, 1.00% Floor	9.00%	08/31/24	2,623,493
20,653,389	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.25%	08/31/24	20,498,489
6,910,764	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/06/24	6,444,288
14,853,330	U.S. Renal Care, Inc., Term Loan B, 1 Mo. LIBOR + 5.00%, 0.00% Floor	5.13%	06/28/26	14,861,648
1,348,008	US Radiology Specialists, Inc., Term Loan B, 3 Mo. LIBOR + 5.50%, 0.00% Floor	6.25%	12/31/27	1,354,748
22,863,937	Verscend Technologies, Inc., Term Loan B, 1 Mo. LIBOR + 4.50%, 0.00% Floor	4.62%	08/27/25	22,863,937
				183,162,051
	Health Care Technology — 0.1%
897,114	eResearch Technology, Inc. (ERT), Incremental Term Loan B, 1 Mo. LIBOR + 4.50%, 1.00% Floor	5.50%	02/04/27	899,545

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Health Care Technology (Continued)
$500,000	Zelis Payments Buyer, Inc., Term Loan B, 1 Mo. LIBOR + 4.75%, 0.00% Floor	4.87%	09/30/26	$500,000
				1,399,545
	Household Appliances — 0.2%
3,585,757	Traeger Grills (TGP Holdings III LLC), 2018 Refinancing Term Loan , 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.00%	09/25/24	3,585,757

	Industrial Machinery — 0.2%
1,075,543	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.57%	07/31/27	1,083,911
4,210,244	Thyssenkrupp Elevator (Vertical U.S. Newco, Inc.), Term Loan B, 6 Mo. LIBOR + 4.25%, 0.00% Floor	4.48%	07/31/27	4,242,999
				5,326,910
	Insurance Brokers — 3.3%
8,837,272	Alliant Holdings I LLC, 2019 New Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	05/10/25	8,789,109
18,458,580	Alliant Holdings I LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	05/09/25	18,353,551
11,884,226	AmWINS Group, Inc., Term Loan B (First Lien), 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	01/25/24	11,907,163
4,950,000	AssuredPartners, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.65%	02/15/27	4,921,141
8,850,836	HUB International Ltd., New Term Loan B, 3 Mo. LIBOR + 3.25%, 0.75% Floor	4.00%	04/25/25	8,861,899
50,610	HUB International Ltd., Term Loan B, 2 Mo. LIBOR + 2.75%, 0.00% Floor	2.91%	04/25/25	50,138
19,686,342	HUB International Ltd., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	2.97%	04/25/25	19,502,668
				72,385,669
	Integrated Telecommunication Services — 1.5%
8,511,005	Frontier Communications Corp., DIP-to-Exit Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor (c)	5.75%	10/08/27	8,503,004
4,468,428	Numericable (Altice France S.A. or SFR), Term Loan B-11, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.90%	07/31/25	4,408,863
1,984,615	Numericable (Altice France S.A. or SFR), Term Loan B-12, 1 Mo. LIBOR + 3.69%, 0.00% Floor	3.81%	01/31/26	1,972,708
17,874,850	Numericable (Altice France S.A. or SFR), Term Loan B-13, 1 Mo. LIBOR + 4.00%, 0.00% Floor	4.13%	08/14/26	17,822,656
				32,707,231
	Interactive Home Entertainment — 0.8%
17,388,971	Playtika Holding Corp., Term Loan B , 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/10/24	17,475,916

	Managed Health Care — 0.2%
4,507,201	Multiplan, Inc. (MPH), Term Loan B , 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	06/07/23	4,499,043

	Movies & Entertainment — 0.9%
2,584,071	Cineworld Group PLC (Crown), Priority Term Loan B-1, Fixed Rate at 15.25%, 0.00% Floor (g)	15.25%	05/23/24	3,204,248
19,490,524	Cineworld Group PLC (Crown), Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00% Floor	2.77%	02/28/25	15,281,155

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Movies & Entertainment (Continued)
$675,365	PUG LLC (Stubhub), Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	3.62%	02/12/27	$646,662
				19,132,065
	Paper Packaging — 0.9%
19,523,314	Graham Packaging Co., L.P., Intial Term Loan , 1 Mo. LIBOR + 3.75%, 0.75% Floor	4.50%	08/04/27	19,569,389

	Pharmaceuticals — 1.7%
3,053,454	Akorn, Inc., Exit Take Back Term Loan, 3 Mo. LIBOR + 7.50%, 1.00% Floor (h)	8.50%	09/30/25	3,055,989
8,584,798	Endo LLC, Term Loan B, 3 Mo. LIBOR + 4.25%, 0.75% Floor	5.00%	04/29/24	8,509,681
16,233,943	Mallinckrodt International Finance S.A., 2017 Term Loan B, 3 Mo. LIBOR + 4.75%, 0.75% Floor (c)	5.50%	09/24/24	15,268,023
193,429	Mallinckrodt International Finance S.A., 2018 Incremental Term Loan, 6 Mo. LIBOR + 5.00%, 0.75% Floor (c)	5.75%	02/24/25	181,678
891,390	Nestle Skin Health (Sunshine Lux VII S.A.R.L.), Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	10/02/26	893,369
10,238,110	Parexel International Corp., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	2.87%	09/27/24	10,220,808
				38,129,548
	Publishing — 0.2%
3,451,261	Meredith Corp., Tranche B-3 Term Loan , 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.25%	01/31/25	3,505,204

	Restaurants — 0.3%
5,984,615	IRB Holding Corp. (Arby's/Inspire Brands), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	3.75%	02/05/25	5,973,005
345,517	Zaxby's Operating Company L.P., Lien Term Loan (Second Lien), 1 Mo. LIBOR + 6.50%, 0.75% Floor	7.25%	12/09/28	348,972
				6,321,977
	Specialized Consumer Services — 1.5%
4,635,902	Asurion LLC, New B-8 Term Loan, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	12/23/26	4,608,874
27,128,771	Asurion LLC, Term Loan B-3 (Second Lien), 1 Mo. LIBOR + 6.50%, 0.00% Floor	6.62%	01/29/28	27,332,237
				31,941,111
	Systems Software — 2.1%
8,907,318	Applied Systems, Inc., Term Loan (First Lien), 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.00%	09/19/24	8,913,820
1,262,391	Applied Systems, Inc., Term Loan (Second Lien), 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.00%	09/19/25	1,268,703
20,512,031	BMC Software Finance, Inc. (Boxer Parent), Initial Dollar Term Loan B, 1 Mo. LIBOR + 4.25%, 0.00% Floor	4.37%	10/02/25	20,470,187
5,356,494	Misys Financial Software Ltd. (Almonde, Inc.) (Finastra), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	4.50%	06/13/24	5,254,400
5,137,567	Riverbed Technology, Inc., New Term Loan B, 3 Mo. LIBOR + 6.00%, 1.00% Floor	7.00%	12/30/25	5,005,275
4,098,204	Sophos Group PLC (Surf), Term Loan B, 3 Mo. LIBOR + 3.50%, 0.00% Floor	3.73%	03/05/27	4,092,056

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Rate (e)	Stated Maturity (f)	Value

SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Systems Software (Continued)
$1,533,559	SUSE (Marcel Lux IV S.A.R.L.), Facility B1 USD, 1 Mo. LIBOR + 3.25%, 0.00% Floor	3.37%	03/15/26	$1,518,223
				46,522,664
	Total Senior Floating-Rate Loan Interests			777,803,094
	(Cost $770,144,410)

Shares	Description	Value

COMMON STOCKS — 0.2%
	Pharmaceuticals — 0.2%
259,956	Akorn, Inc. (i) (j) (k)	3,530,982
	(Cost $2,979,179)

WARRANTS — 0.0%
	Movies & Entertainment — 0.0%
828,940	Cineworld Group PLC, expiring 11/23/25 (i) (j)	462,258
	(Cost $0)

RIGHTS — 0.0%
	Electric Utilities — 0.0%
1,629	Vistra Energy Corp., no expiration date (i) (j)	1,898
	(Cost $2,831)

MONEY MARKET FUNDS — 0.5%
10,183,606	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (l)	10,183,606
	(Cost $10,183,606)

	Total Investments — 112.6%	2,469,402,914
	(Cost $2,392,994,723) (m)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS SOLD SHORT — (16.0)%

$(70,000,000)	U.S. Treasury Bill	(n)	02/04/21	(69,999,796)
(55,000,000)	U.S. Treasury Bill	(n)	02/25/21	(54,998,533)
(90,000,000)	U.S. Treasury Bill	(n)	03/04/21	(89,996,513)
(10,000,000)	U.S. Treasury Bill	(n)	03/11/21	(9,999,604)
(25,000,000)	U.S. Treasury Bill	(n)	03/18/21	(24,998,359)
(100,000,000)	U.S. Treasury Bill	(n)	04/01/21	(99,991,396)
	Total U.S. Treasury Bills Sold Short			(349,984,201)
	(Proceeds $349,977,324)

	Net Other Assets and Liabilities — 3.4%			74,463,549
	Net Assets — 100.0%			$2,193,882,262

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“First Trust” or the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $1,425,493,352 or 65.0% of net assets.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	The issuer has filed for protection in bankruptcy court.
(d)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(e)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (j) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(f)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(g)	The issuer will pay interest on the loans in cash and in Payment-In-Kind (“PIK”) interest. Interest paid in cash will accrue at the rate of 7.00% per annum (“Cash Interest Rate”) and PIK interest will accrue on the loan at the rate of 8.25% per annum. The first interest payment is scheduled for March 31, 2021.
(h)	The issuer may pay interest on the loans (1) entirely in cash or (2) in the event that both the PIK Toggle Condition has been satisfied and the issuer elects to exercise the PIK interest, 2.50% payable in cash and 7.00% payable as PIK interest. For the fiscal year-to-date period (November 1, 2020 through January 31, 2021), this security paid all of its interest in cash.
(i)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(j)	Non-income producing security.
(k)	Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for the security is determined based on security-specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $3,530,982 or 0.2% of net assets.
(l)	Rate shown reflects yield as of January 31, 2021.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $88,716,299 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,314,985. The net unrealized appreciation was $76,401,314. The unrealized amounts presented are inclusive of investments sold short.
(n)	Zero coupon security.

LIBOR	- London Interbank Offered Rate

First Trust Tactical High Yield ETF (HYLS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds*	$1,438,124,011	$—	$1,438,124,011	$—
Foreign Corporate Bonds*	239,297,065	—	239,297,065	—
Senior Floating-Rate Loan Interests*	777,803,094	—	777,803,094	—
Common Stocks*	3,530,982	—	3,530,982	—
Warrants*	462,258	—	462,258	—
Rights*	1,898	—	1,898	—
Money Market Funds	10,183,606	10,183,606	—	—
Total Investments	$2,469,402,914	$10,183,606	$2,459,219,308	$—

LIABILITIES TABLE

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills Sold Short	$(349,984,201)	$—	$(349,984,201)	$—

* See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments As of January 31, 2021, the Fund had the following unfunded loan commitment:

Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Help at home (HAH Group Holding Company, LLC), Term Loan	$725,490	$714,955	$727,303	$12,348

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES — 42.8%
	Aerospace/Defense — 0.3%
$2,722,000	Boeing (The) Co.	2.35%	10/30/21	$2,756,944
10,000,000	Boeing (The) Co.	4.51%	05/01/23	10,764,292
1,492,000	Northrop Grumman Corp.	2.55%	10/15/22	1,544,581
				15,065,817
	Agriculture — 1.0%
12,648,000	Altria Group, Inc.	4.75%	05/05/21	12,793,774
3,154,000	Altria Group, Inc.	3.49%	02/14/22	3,253,450
15,000,000	Altria Group, Inc.	2.85%	08/09/22	15,556,978
2,500,000	Altria Group, Inc.	4.00%	01/31/24	2,750,729
12,452,000	BAT Capital Corp., 3 Mo. LIBOR + 0.88% (a)	1.10%	08/15/22	12,555,471
1,550,000	Philip Morris International, Inc.	2.38%	08/17/22	1,597,172
				48,507,574
	Auto Manufacturers — 6.2%
2,000,000	American Honda Finance Corp., Medium-Term Note	0.40%	10/21/22	2,003,297
20,000,000	American Honda Finance Corp., Medium-Term Note, 3 Mo. LIBOR + 0.37% (a)	0.58%	05/10/23	20,057,933
20,000,000	American Honda Finance Corp., Medium-Term Note	0.55%	07/12/24	19,982,579
10,925,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.41% (a) (b)	0.63%	04/12/21	10,933,551
4,400,000	BMW US Capital LLC, 3 Mo. LIBOR + 0.50% (a) (b)	0.71%	08/13/21	4,410,781
565,000	BMW US Capital LLC (b)	1.85%	09/15/21	569,843
6,130,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.43% (a) (b)	0.64%	02/12/21	6,130,745
640,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.45% (a) (b)	0.66%	02/22/21	640,177
8,000,000	Daimler Finance North America LLC (b)	3.00%	02/22/21	8,012,201
5,280,000	Daimler Finance North America LLC (b)	3.35%	05/04/21	5,320,336
5,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.67% (a) (b)	0.89%	11/05/21	5,023,163
8,599,000	Daimler Finance North America LLC (b)	3.75%	11/05/21	8,822,254
2,000,000	Daimler Finance North America LLC, 3 Mo. LIBOR + 0.90% (a) (b)	1.12%	02/15/22	2,015,273
8,445,000	Daimler Finance North America LLC (b)	1.75%	03/10/23	8,670,292
11,886,000	General Motors Financial Co., Inc.	4.20%	03/01/21	11,886,000
14,347,000	General Motors Financial Co., Inc.	3.20%	07/06/21	14,477,943
6,763,000	General Motors Financial Co., Inc.	4.38%	09/25/21	6,935,523
8,000,000	General Motors Financial Co., Inc., 3 Mo. LIBOR + 1.10% (a)	1.33%	11/06/21	8,035,351
9,037,000	General Motors Financial Co., Inc.	4.20%	11/06/21	9,292,504
11,016,000	General Motors Financial Co., Inc.	3.70%	05/09/23	11,677,201
5,000,000	General Motors Financial Co., Inc.	1.70%	08/18/23	5,116,494
14,108,000	Hyundai Capital America (b)	3.95%	02/01/22	14,564,684
6,885,000	Hyundai Capital America (b)	2.38%	02/10/23	7,102,211
9,910,000	Hyundai Capital America (b)	1.25%	09/18/23	10,006,038
16,970,000	Hyundai Capital America (b)	0.80%	01/08/24	16,927,451
3,330,000	Nissan Motor Acceptance Corp. (b)	1.90%	09/14/21	3,354,384
1,800,000	PACCAR Financial Corp., Medium-Term Note	2.25%	02/25/21	1,802,396
15,000,000	Toyota Motor Credit Corp., Medium-Term Note, 3 Mo. LIBOR + 0.29% (a)	0.53%	10/07/21	15,033,519
9,677,000	Toyota Motor Credit Corp., Medium-Term Note	1.80%	10/07/21	9,783,090
10,000,000	Toyota Motor Credit Corp., Medium-Term Note	1.15%	05/26/22	10,118,441
11,300,000	Volkswagen Group of America Finance LLC, 3 Mo. LIBOR + 0.86% (a) (b)	1.10%	09/24/21	11,357,962
12,028,000	Volkswagen Group of America Finance LLC (b)	2.50%	09/24/21	12,197,101
3,242,000	Volkswagen Group of America Finance LLC (b)	4.00%	11/12/21	3,334,529
7,759,000	Volkswagen Group of America Finance LLC (b)	2.90%	05/13/22	7,999,586
1,296,000	Volkswagen Group of America Finance LLC (b)	2.70%	09/26/22	1,342,245

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Auto Manufacturers (Continued)
$15,000,000	Volkswagen Group of America Finance LLC (b)	0.75%	11/23/22	$15,060,894
5,000,000	Volkswagen Group of America Finance LLC (b)	0.88%	11/22/23	5,026,746
				315,024,718
	Banks — 8.5%
5,000,000	Bank of America Corp., Global Medium-Term Note, 3 Mo. LIBOR + 1.42% (a)	1.64%	04/19/21	5,015,227
20,696,000	Bank of America Corp., Global Medium-Term Note (c)	2.82%	07/21/23	21,430,959
18,560,000	Bank of America Corp., Medium-Term Note, 3 Mo. LIBOR + 0.65% (a)	0.90%	06/25/22	18,603,812
20,000,000	Bank of America Corp., Medium-Term Note (c)	0.81%	10/24/24	20,126,749
5,385,000	Capital One N.A., 3 Mo. LIBOR + 0.82% (a)	1.03%	08/08/22	5,435,842
15,000,000	Citibank N.A., 3 Mo. LIBOR + 0.60% (a)	0.82%	05/20/22	15,028,640
1,000,000	Citigroup, Inc., 3 Mo. LIBOR + 1.19% (a)	1.39%	08/02/21	1,005,888
2,099,000	Citigroup, Inc., 3 Mo. LIBOR + 1.07% (a)	1.30%	12/08/21	2,115,524
9,959,000	Citigroup, Inc., 3 Mo. LIBOR + 0.96% (a)	1.18%	04/25/22	10,060,478
5,000,000	Citigroup, Inc., SOFR + 0.87% (a)	0.95%	11/04/22	5,026,579
12,384,000	Citigroup, Inc. (c)	2.31%	11/04/22	12,557,457
5,500,000	Citigroup, Inc. (c)	2.88%	07/24/23	5,695,161
3,000,000	Citigroup, Inc. (c)	1.68%	05/15/24	3,077,997
10,000,000	Citigroup, Inc. (c)	0.78%	10/30/24	10,035,825
3,245,000	Citizens Bank N.A./Providence RI, Medium-Term Note	2.55%	05/13/21	3,259,831
22,073,000	Discover Bank	3.20%	08/09/21	22,347,018
5,000,000	Fifth Third Bancorp	2.60%	06/15/22	5,145,137
7,725,000	Fifth Third Bank/Cincinnati OH, 3 Mo. LIBOR + 0.44% (a)	0.66%	07/26/21	7,737,669
5,000,000	Goldman Sachs Group, (The), Inc., 3 Mo. LIBOR + 1.11% (a)	1.33%	04/26/22	5,012,319
5,000,000	Goldman Sachs Group, (The), Inc.	3.00%	04/26/22	5,031,579
11,769,000	Goldman Sachs Group, (The), Inc. (c)	2.88%	10/31/22	11,983,746
15,000,000	Goldman Sachs Group, (The), Inc.	0.48%	01/27/23	15,005,194
15,355,000	Goldman Sachs Group, (The), Inc. (c)	2.91%	07/24/23	15,901,496
4,285,000	Goldman Sachs Group, (The), Inc. (c)	0.63%	11/17/23	4,291,293
15,970,000	JPMorgan Chase & Co. (c)	3.51%	06/18/22	16,166,369
12,322,000	JPMorgan Chase & Co.	2.97%	01/15/23	12,635,221
8,739,000	JPMorgan Chase & Co. (c)	2.78%	04/25/23	8,994,535
10,141,000	JPMorgan Chase & Co. (c)	1.51%	06/01/24	10,380,991
7,378,000	Morgan Stanley	2.75%	05/19/22	7,609,841
11,000,000	Morgan Stanley, Global Medium-Term Note, 3 Mo. LIBOR + 1.40% (a)	1.62%	04/21/21	11,031,242
7,901,000	Morgan Stanley, Global Medium-Term Note	2.50%	04/21/21	7,941,041
25,000,000	Morgan Stanley, Global Medium-Term Note, SOFR + 0.70% (a)	0.76%	01/20/23	25,119,370
5,000,000	Morgan Stanley, Global Medium-Term Note	3.13%	01/23/23	5,270,208
3,765,000	Morgan Stanley, Medium-Term Note (c)	0.56%	11/10/23	3,768,481
15,000,000	Morgan Stanley, Medium-Term Note (c)	0.53%	01/25/24	15,013,222
4,245,000	State Street Corp. (c)	2.83%	03/30/23	4,368,562
10,000,000	Truist Bank, 3 Mo. LIBOR + 0.59% (a)	0.81%	05/17/22	10,059,406
3,000,000	Truist Bank, SOFR + 0.73% (a)	0.80%	03/09/23	3,036,266
12,137,000	Truist Financial Corp., Medium-Term Note	3.05%	06/20/22	12,581,155
6,952,000	Wells Fargo & Co., 3 Mo. LIBOR + 0.93% (a)	1.14%	02/11/22	6,953,486
17,857,000	Wells Fargo & Co.	3.07%	01/24/23	18,338,869
10,176,000	Wells Fargo & Co., Medium-Term Note	3.50%	03/08/22	10,533,534
10,646,000	Wells Fargo Bank N.A. (c)	2.08%	09/09/22	10,760,749
				431,493,968

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Beverages — 0.5%
$20,254,000	Keurig Dr Pepper, Inc.	3.55%	05/25/21	$20,463,699
2,339,000	Keurig Dr Pepper, Inc.	3.20%	11/15/21	2,372,078
				22,835,777
	Biotechnology — 0.5%
5,000,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.15% (a)	0.38%	09/17/21	5,003,510
15,000,000	Gilead Sciences, Inc.	0.75%	09/29/23	15,032,292
3,000,000	Gilead Sciences, Inc., 3 Mo. LIBOR + 0.52% (a)	0.77%	09/29/23	3,007,875
				23,043,677
	Commercial Services — 0.5%
976,000	Equifax, Inc.	2.30%	06/01/21	980,845
15,624,000	Equifax, Inc.	3.60%	08/15/21	15,895,238
7,584,000	Global Payments, Inc.	3.80%	04/01/21	7,604,997
				24,481,080
	Computers — 0.5%
3,000,000	Apple, Inc.	1.55%	08/04/21	3,018,182
19,994,000	Hewlett Packard Enterprise Co., 3 Mo. LIBOR + 0.68% (a)	0.90%	03/12/21	20,007,953
3,000,000	Hewlett Packard Enterprise Co., 3 Mo. LIBOR + 0.72% (a)	0.96%	10/05/21	3,000,677
				26,026,812
	Diversified Financial Services — 2.2%
3,235,000	AIG Global Funding (b)	3.35%	06/25/21	3,275,396
9,902,000	Air Lease Corp.	2.50%	03/01/21	9,918,668
7,145,000	Air Lease Corp.	3.88%	04/01/21	7,163,859
16,876,000	Air Lease Corp., Medium-Term Note	0.70%	02/15/24	16,744,330
11,000,000	American Express Co., 3 Mo. LIBOR + 0.60% (a)	0.82%	11/05/21	11,040,815
14,495,000	American Express Co., 3 Mo. LIBOR + 0.62% (a)	0.84%	05/20/22	14,590,577
7,499,000	Aviation Capital Group LLC, 3 Mo. LIBOR + 0.95% (a) (b)	1.18%	06/01/21	7,492,625
8,226,000	Capital One Financial Corp.	3.45%	04/30/21	8,268,009
10,505,000	Charles Schwab (The) Corp., 3 Mo. LIBOR + 0.32% (a)	0.53%	05/21/21	10,512,222
2,500,000	Intercontinental Exchange, Inc.	2.35%	09/15/22	2,575,908
10,000,000	Intercontinental Exchange, Inc., 3 Mo. LIBOR + 0.65% (a)	0.87%	06/15/23	10,033,025
10,000,000	Nasdaq, Inc.	0.45%	12/21/22	10,010,257
				111,625,691
	Electric — 3.2%
10,410,000	Alabama Power Co., Series 17A	2.45%	03/30/22	10,654,429
15,118,000	American Electric Power Co., Inc., Series I	3.65%	12/01/21	15,544,363
6,588,000	American Electric Power Co., Inc., Series M	0.75%	11/01/23	6,603,979
2,466,000	Appalachian Power Co.	4.60%	03/30/21	2,473,928
11,000,000	Consolidated Edison Co. of New York Inc., Series C, 3 Mo. LIBOR + 0.40% (a)	0.65%	06/25/21	11,018,139
12,620,000	Consolidated Edison, Inc.	2.00%	05/15/21	12,664,488
9,529,000	Dominion Energy, Inc., Series B	2.75%	01/15/22	9,731,350
2,816,000	Dominion Energy, Inc., Series C	2.00%	08/15/21	2,837,727
7,000,000	Dominion Energy, Inc., Series D, 3 Mo. LIBOR + 0.53% (a)	0.75%	09/15/23	7,017,872
10,523,000	DTE Energy Co., Series B	2.60%	06/15/22	10,835,535
5,000,000	Duke Energy Corp., 3 Mo. LIBOR + 0.50% (a) (b)	0.72%	05/14/21	5,006,359
3,170,000	Duke Energy Corp.	3.55%	09/15/21	3,208,593
5,900,000	Duke Energy Corp., 3 Mo. LIBOR + 0.65% (a)	0.87%	03/11/22	5,939,128
3,155,000	Duke Energy Florida LLC, Series A, 3 Mo. LIBOR + 0.25% (a)	0.48%	11/26/21	3,160,265
3,000,000	Entergy Louisiana LLC	0.62%	11/17/23	3,007,782

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$5,000,000	Florida Power & Light Co., 3 Mo. LIBOR + 0.38% (a)	0.60%	07/28/23	$5,000,217
4,000,000	Georgia Power Co.	2.40%	04/01/21	4,007,055
7,425,000	NextEra Energy Capital Holdings, Inc.	2.40%	09/01/21	7,517,953
13,000,000	Pacific Gas and Electric Co., 3 Mo. LIBOR + 1.38% (a)	1.60%	11/15/21	13,032,840
2,357,000	Public Service Enterprise Group, Inc.	2.00%	11/15/21	2,384,528
3,860,000	Public Service Enterprise Group, Inc.	2.65%	11/15/22	4,007,136
12,514,000	Southern (The) Co.	2.35%	07/01/21	12,604,441
5,000,000	Southern California Edison Co., Series D, 3 Mo. LIBOR + 0.27% (a)	0.50%	12/03/21	5,004,471
				163,262,578
	Electronics — 0.1%
2,000,000	Honeywell International, Inc., 3 Mo. LIBOR + 0.37% (a)	0.58%	08/08/22	2,009,279
4,000,000	Roper Technologies, Inc.	2.80%	12/15/21	4,077,881
				6,087,160
	Food — 0.6%
13,477,000	General Mills, Inc., 3 Mo. LIBOR + 0.54% (a)	0.76%	04/16/21	13,491,421
5,500,000	General Mills, Inc.	3.15%	12/15/21	5,596,946
5,883,000	Kroger (The) Co.	2.60%	02/01/21	5,883,000
4,323,000	Sysco Corp.	2.50%	07/15/21	4,352,737
				29,324,104
	Gas — 0.5%
18,010,000	Eastern Energy Gas Holdings LLC, Series A, 3 Mo. LIBOR + 0.60% (a)	0.82%	06/15/21	18,045,928
5,000,000	Southern California Gas Co., 3 Mo. LIBOR + 0.35% (a)	0.57%	09/14/23	5,001,196
				23,047,124
	Health Care Services — 0.3%
6,100,000	Anthem, Inc.	3.70%	08/15/21	6,160,987
6,247,000	Anthem, Inc.	3.13%	05/15/22	6,466,699
				12,627,686
	Insurance — 2.7%
9,011,000	American International Group, Inc.	3.30%	03/01/21	9,011,000
13,125,000	Athene Global Funding, 3 Mo. LIBOR + 1.23% (a) (b)	1.47%	07/01/22	13,289,397
5,246,000	Athene Global Funding (b)	3.00%	07/01/22	5,427,366
9,640,000	Athene Global Funding (b)	1.20%	10/13/23	9,751,806
11,510,000	Jackson National Life Global Funding, 3 Mo. LIBOR + 0.48% (a) (b)	0.70%	06/11/21	11,528,343
25,000,000	MET Tower Global Funding, SOFR + 0.55% (a) (b)	0.61%	01/17/23	25,172,053
2,000,000	Metropolitan Life Global Funding I, SOFR + 0.57% (a) (b)	0.63%	01/13/23	2,015,080
5,000,000	Metropolitan Life Global Funding I (b)	0.90%	06/08/23	5,067,236
20,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	0.50%	01/21/22	20,052,113
10,550,000	New York Life Global Funding, 3 Mo. LIBOR + 0.44% (a) (b)	0.66%	07/12/22	10,607,214
25,000,000	New York Life Global Funding, 3 Mo. LIBOR + 0.28% (a) (b)	0.50%	01/10/23	25,076,939
				136,998,547
	Internet — 0.1%
6,633,000	TD Ameritrade Holding Corp., 3 Mo. LIBOR + 0.43% (a)	0.64%	11/01/21	6,650,264

	Lodging — 0.0%
2,247,000	Marriott International, Inc., Series CC, 3 Mo. LIBOR + 0.65% (a)	0.88%	03/08/21	2,247,616

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Machinery-Construction & Mining — 0.6%
$3,750,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.30% (a)	0.53%	03/08/21	$3,750,979
9,879,000	Caterpillar Financial Services Corp., Medium-Term Note, 3 Mo. LIBOR + 0.28% (a)	0.51%	09/07/21	9,897,075
3,000,000	Caterpillar Financial Services Corp., Medium-Term Note	0.95%	05/13/22	3,026,608
15,000,000	Caterpillar Financial Services Corp., Medium-Term Note, Series I, 3 Mo. LIBOR + 0.39% (a)	0.61%	05/17/21	15,016,332
				31,690,994
	Machinery-Diversified — 0.5%
15,000,000	John Deere Capital Corp., Medium-Term Note, 3 Mo. LIBOR + 0.49% (a)	0.71%	06/13/22	15,091,028
10,000,000	Otis Worldwide Corp., 3 Mo. LIBOR + 0.45% (a)	0.69%	04/05/23	10,004,194
				25,095,222
	Media — 0.8%
22,810,000	NBCUniversal Enterprise, Inc., 3 Mo. LIBOR + 0.40% (a) (b)	0.64%	04/01/21	22,825,872
5,932,000	TWDC Enterprises 18 Corp.	2.30%	02/12/21	5,935,411
5,000,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.25% (a)	0.48%	09/01/21	5,006,285
5,000,000	Walt Disney (The) Co., 3 Mo. LIBOR + 0.39% (a)	0.62%	09/01/22	5,025,237
				38,792,805
	Mining — 0.2%
9,708,000	Newmont Corp.	3.63%	06/09/21	9,770,494

	Miscellaneous Manufacturing — 0.1%
4,188,000	General Electric Co., Global Medium-Term Note	3.15%	09/07/22	4,368,712

	Oil & Gas — 1.9%
9,169,000	BP Capital Markets America, Inc., 3 Mo. LIBOR + 0.65% (a)	0.89%	09/19/22	9,211,338
3,500,000	Chevron Corp., 3 Mo. LIBOR + 0.95% (a)	1.17%	05/16/21	3,509,516
2,235,000	Chevron Corp., 3 Mo. LIBOR + 0.48% (a)	0.71%	03/03/22	2,245,591
12,796,000	Chevron Corp.	2.41%	03/03/22	13,050,182
16,153,000	ConocoPhillips Co., 3 Mo. LIBOR + 0.90% (a)	1.12%	05/15/22	16,315,298
2,540,000	EOG Resources, Inc.	4.10%	02/01/21	2,540,000
10,000,000	Exxon Mobil Corp., 3 Mo. LIBOR + 0.33% (a)	0.55%	08/16/22	10,041,169
20,005,000	Marathon Petroleum Corp.	5.13%	03/01/21	20,081,483
7,794,000	Phillips 66, 3 Mo. LIBOR + 0.60% (a)	0.83%	02/26/21	7,795,594
9,615,000	Pioneer Natural Resources Co.	0.75%	01/15/24	9,618,935
				94,409,106
	Pharmaceuticals — 4.8%
2,460,000	AbbVie, Inc.	2.30%	05/14/21	2,471,302
5,575,000	AbbVie, Inc., 3 Mo. LIBOR + 0.35% (a)	0.56%	05/21/21	5,579,828
5,148,000	AbbVie, Inc., 3 Mo. LIBOR + 0.46% (a)	0.69%	11/19/21	5,163,683
18,715,000	AbbVie, Inc.	2.15%	11/19/21	18,984,994
5,000,000	AbbVie, Inc.	2.90%	11/06/22	5,217,502
12,000,000	AbbVie, Inc., 3 Mo. LIBOR + 0.65% (a)	0.86%	11/21/22	12,102,319
9,840,000	AbbVie, Inc.	2.30%	11/21/22	10,170,413
5,065,000	Bayer US Finance II LLC, 3 Mo. LIBOR + 0.63% (a) (b)	0.88%	06/25/21	5,074,804
22,812,000	Bayer US Finance II LLC (b)	3.50%	06/25/21	23,043,986
12,825,000	Bayer US Finance II LLC (b)	3.88%	12/15/23	13,984,883
27,290,000	Becton Dickinson and Co.	3.13%	11/08/21	27,853,426
6,255,000	Bristol-Myers Squibb Co.	2.55%	05/14/21	6,296,337
6,000,000	Bristol-Myers Squibb Co., 3 Mo. LIBOR + 0.38% (a)	0.60%	05/16/22	6,023,067

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Pharmaceuticals (Continued)
$15,000,000	Bristol-Myers Squibb Co.	0.54%	11/13/23	$15,031,982
5,600,000	Cigna Corp.	3.40%	09/17/21	5,709,271
1,000,000	Cigna Corp.	3.90%	02/15/22	1,036,643
6,000,000	CVS Health Corp., 3 Mo. LIBOR + 0.72% (a)	0.95%	03/09/21	6,004,484
26,030,000	CVS Health Corp.	3.35%	03/09/21	26,109,663
6,631,000	CVS Health Corp.	2.13%	06/01/21	6,661,755
6,609,000	CVS Health Corp.	3.50%	07/20/22	6,876,870
21,226,000	Utah Acquisition Sub, Inc.	3.15%	06/15/21	21,391,692
8,840,000	Viatris, Inc. (b)	1.13%	06/22/22	8,922,502
5,120,000	Zoetis, Inc.	3.25%	08/20/21	5,200,085
				244,911,491
	Pipelines — 1.0%
25,577,000	Enbridge Energy Partners, L.P.	4.20%	09/15/21	25,944,440
13,256,000	Enterprise Products Operating LLC	2.80%	02/15/21	13,268,065
6,442,000	Enterprise Products Operating LLC	3.50%	02/01/22	6,641,451
4,876,000	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.40%	06/15/21	4,898,563
				50,752,519
	Real Estate Investment Trusts — 0.1%
5,483,000	Boston Properties, L.P.	4.13%	05/15/21	5,490,101

	Retail — 0.8%
10,000,000	7-Eleven, Inc., 3 Mo. LIBOR + 0.45% (a) (b)	0.65%	08/10/22	10,006,755
4,000,000	7-Eleven, Inc. (b)	0.63%	02/10/23	4,005,668
7,916,000	Lowe’s Cos., Inc.	3.75%	04/15/21	7,938,929
10,000,000	McDonald’s Corp., Medium-Term Note, 3 Mo. LIBOR + 0.43% (a)	0.65%	10/28/21	10,029,754
6,067,000	O’Reilly Automotive, Inc.	4.63%	09/15/21	6,166,328
856,000	Starbucks Corp.	2.10%	02/04/21	856,091
				39,003,525
	Semiconductors — 0.8%
10,000,000	Intel Corp., 3 Mo. LIBOR + 0.35% (a)	0.56%	05/11/22	10,040,851
10,352,000	Maxim Integrated Products, Inc.	3.38%	03/15/23	10,892,846
3,247,000	Microchip Technology, Inc.	3.92%	06/01/21	3,284,725
10,000,000	Micron Technology, Inc.	4.64%	02/06/24	11,123,022
5,771,000	Xilinx, Inc.	3.00%	03/15/21	5,790,161
				41,131,605
	Software — 1.0%
5,177,000	Fidelity National Information Services, Inc.	3.50%	04/15/23	5,482,092
8,387,000	Fiserv, Inc.	4.75%	06/15/21	8,526,356
14,895,000	Infor, Inc. (b)	1.45%	07/15/23	15,170,017
5,500,000	Oracle Corp.	2.80%	07/08/21	5,562,008
8,988,000	Oracle Corp.	1.90%	09/15/21	9,069,821
6,000,000	Oracle Corp.	2.50%	10/15/22	6,230,192
				50,040,486
	Telecommunications — 1.5%
7,940,000	AT&T, Inc., 3 Mo. LIBOR + 0.75% (a)	0.98%	06/01/21	7,957,554
21,600,000	AT&T, Inc., 3 Mo. LIBOR + 0.95% (a)	1.19%	07/15/21	21,681,385
12,118,000	AT&T, Inc.	3.00%	06/30/22	12,524,535
9,049,000	Cisco Systems, Inc.	2.90%	03/04/21	9,070,934

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

CORPORATE BONDS AND NOTES (Continued)
	Telecommunications (Continued)
$25,385,000	Verizon Communications, Inc., 3 Mo. LIBOR + 1.00% (a)	1.22%	03/16/22	$25,663,619
				76,898,027
	Transportation — 0.5%
1,825,000	Ryder System, Inc., Medium-Term Note	3.45%	11/15/21	1,866,691
5,000,000	Ryder System, Inc., Medium-Term Note	2.50%	09/01/22	5,153,821
18,802,000	Union Pacific Corp.	3.20%	06/08/21	18,999,375
				26,019,887
	Trucking & Leasing — 0.5%
3,842,000	GATX Corp.	4.85%	06/01/21	3,898,016
9,005,000	GATX Corp., 3 Mo. LIBOR + 0.72% (a)	0.94%	11/05/21	9,038,331
11,221,000	Penske Truck Leasing Co., L.P. / PTL Finance Corp. (b)	3.65%	07/29/21	11,374,778
				24,311,125
	Total Corporate Bonds and Notes			2,161,036,292
	(Cost $2,152,773,086)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER — 22.7%
	Agriculture — 1.0%
20,000,000	BAT International Finance PLC	0.36%	02/17/21	19,996,631
15,000,000	BAT International Finance PLC	0.34%	03/18/21	14,993,624
15,000,000	BAT International Finance PLC	0.34%	03/23/21	14,992,808
				49,983,063
	Auto Manufacturers — 1.8%
15,000,000	American Honda Finance Corp.	0.29%	03/23/21	14,993,958
10,000,000	General Motors Financial Co., Inc.	0.46%	02/19/21	9,997,749
15,000,000	Harley-Davidson Financial Services, Inc.	0.27%	02/11/21	14,998,875
6,000,000	Harley-Davidson Financial Services, Inc.	0.29%	02/12/21	5,999,468
11,500,000	Harley-Davidson Financial Services, Inc.	0.26%	02/19/21	11,498,505
15,000,000	Harley-Davidson Financial Services, Inc.	0.27%	03/04/21	14,996,512
10,000,000	Hyundai Capital America	0.31%	02/02/21	9,999,917
10,000,000	Volkswagen Group of America Finance LLC	0.44%	08/06/21	9,977,761
				92,462,745
	Chemicals — 2.0%
20,000,000	Albemarle Corp.	0.36%	02/02/21	19,999,805
15,000,000	Albemarle Corp.	0.40%	02/04/21	14,999,512
15,000,000	Albemarle Corp.	0.37%	02/16/21	14,997,750
15,000,000	Albemarle Corp.	0.36%	02/19/21	14,997,375
24,000,000	FMC Corp.	0.51%	02/24/21	23,992,333
10,000,000	PPG Industries, Inc.	0.43%	08/02/21	9,978,745
				98,965,520
	Diversified Financial Services — 2.5%
12,000,000	CNPC Finance HK Ltd.	0.41%	02/05/21	11,999,453
15,000,000	CNPC Finance HK Ltd.	0.41%	02/10/21	14,998,500
15,000,000	CNPC Finance HK Ltd.	0.49%	02/16/21	14,996,998
13,000,000	CNPC Finance HK Ltd.	0.48%	02/24/21	12,996,095

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Diversified Financial Services (Continued)
$15,000,000	CNPC Finance HK Ltd.	0.45%	03/16/21	$14,992,115
6,800,000	Hitachi Capital America Corp.	0.27%	02/22/21	6,798,929
24,000,000	Intercontinental Exchange, Inc.	0.31%	02/08/21	23,998,599
15,000,000	Intercontinental Exchange, Inc.	0.32%	02/25/21	14,996,899
10,000,000	Intercontinental Exchange, Inc.	0.31%	04/28/21	9,992,593
				125,770,181
	Electric — 2.2%
15,000,000	Enel Finance America LLC	0.42%	02/18/21	14,997,092
25,000,000	Enel Finance America LLC	0.31%	03/17/21	24,990,526
15,000,000	Enel Finance America LLC	0.31%	03/29/21	14,992,766
10,000,000	Engie S.A.	0.25%	02/10/21	9,999,375
18,500,000	Entergy Corp.	0.31%	03/03/21	18,495,220
15,000,000	Entergy Corp.	0.40%	05/17/21	14,982,925
15,000,000	Ontario Power Generation, Inc.	0.25%	02/09/21	14,999,166
				113,457,070
	Electronics — 1.4%
15,000,000	Jabil, Inc.	0.71%	02/03/21	14,999,416
15,000,000	Jabil, Inc.	0.71%	02/05/21	14,998,833
15,000,000	Jabil, Inc.	0.71%	02/08/21	14,997,957
10,000,000	Jabil, Inc.	0.71%	02/12/21	9,997,860
15,000,000	Jabil, Inc.	0.66%	02/25/21	14,993,499
				69,987,565
	Food — 0.4%
20,000,000	Conagra Brands, Inc.	0.28%	02/22/21	19,996,733

	Health Care Services — 0.7%
20,000,000	Humana, Inc.	0.27%	02/01/21	20,000,000
15,000,000	Humana, Inc.	0.36%	02/18/21	14,997,520
				34,997,520
	Mining — 1.5%
13,000,000	Glencore Funding LLC	0.30%	02/17/21	12,998,267
15,000,000	Glencore Funding LLC	0.31%	02/22/21	14,997,375
15,000,000	Glencore Funding LLC	0.32%	03/10/21	14,995,065
15,000,000	Glencore Funding LLC	0.32%	03/11/21	14,994,932
20,000,000	Glencore Funding LLC	0.30%	03/24/21	19,991,499
				77,977,138
	Oil & Gas — 3.3%
15,000,000	Eni Finance USA, Inc.	0.39%	02/05/21	14,999,366
15,000,000	Exxon Mobil Corp.	0.40%	02/16/21	14,997,556
15,000,000	Marathon Petroleum Corp.	0.61%	02/02/21	14,999,746
20,000,000	Marathon Petroleum Corp.	0.47%	02/04/21	19,999,233
15,000,000	Shell International Finance B.V.	2.12%	02/03/21	14,998,265
10,500,000	Sinopec Century Bright Capital Investment America LLC	0.39%	02/22/21	10,497,672
25,000,000	Sinopec Century Bright Capital Investment America LLC	0.38%	02/23/21	24,994,345
12,300,000	Sinopec Century Bright Capital Investment America LLC	0.37%	02/24/21	12,297,170
15,000,000	Sinopec Century Bright Capital Investment America LLC	0.34%	03/08/21	14,995,042
15,000,000	Suncor Energy, Inc.	0.34%	02/09/21	14,998,899

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value

COMMERCIAL PAPER (Continued)
	Oil & Gas (Continued)
$10,000,000	Suncor Energy, Inc.	0.34%	02/17/21	$9,998,532
				167,775,826
	Oil & Gas Services — 0.4%
22,000,000	Schlumberger Holdings Corp.	0.41%	02/11/21	21,997,551

	Pharmaceuticals — 0.6%
15,000,000	Viatris, Inc.	0.60%	02/26/21	14,993,750
15,000,000	Viatris, Inc.	0.70%	03/22/21	14,985,708
				29,979,458
	Pipelines — 2.9%
60,000,000	ETP Legacy, L.P.	0.55%	02/01/21	60,000,000
17,000,000	Plains Midstream Canada ULC	0.61%	02/02/21	16,999,717
25,000,000	Plains Midstream Canada ULC	0.61%	02/03/21	24,999,166
25,000,000	Plains Midstream Canada ULC	0.60%	02/04/21	24,998,750
18,000,000	Plains Midstream Canada ULC	0.56%	02/05/21	17,998,900
				144,996,533
	Real Estate Investment Trusts — 0.3%
15,000,000	Alexandria Real Estate Equities, Inc.	0.18%	02/10/21	14,999,325

	Retail — 0.4%
20,000,000	Walgreens Boots Alliance, Inc.	0.37%	02/10/21	19,998,199

	Software — 1.3%
7,000,000	Fidelity National Information Services, Inc.	0.25%	02/16/21	6,999,271
21,000,000	Fidelity National Information Services, Inc.	0.28%	03/11/21	20,993,793
15,000,000	Fidelity National Information Services, Inc.	0.30%	03/15/21	14,994,750
20,000,000	Fidelity National Information Services, Inc.	0.29%	03/18/21	19,992,749
				62,980,563
	Total Commercial Paper			1,146,324,990
	(Cost $1,146,324,990)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES — 15.3%
	Aerospace/Defense — 0.1%
4,822,000	BAE Systems PLC (b)	4.75%	10/11/21	4,968,654

	Agriculture — 0.1%
6,248,000	BAT International Finance PLC (b)	3.25%	06/07/22	6,478,116

	Auto Manufacturers — 0.1%
5,500,000	BMW Finance N.V., 3 Mo. LIBOR + 0.79% (a) (b)	1.00%	08/12/22	5,546,875
1,000,000	Hyundai Capital Services, Inc. (b)	2.88%	03/16/21	1,002,820
				6,549,695
	Banks — 12.9%
7,158,000	ABN AMRO Bank N.V., 3 Mo. LIBOR + 0.57% (a) (b)	0.80%	08/27/21	7,182,764
2,500,000	ANZ New Zealand Int’l Ltd./London, 3 Mo. LIBOR + 1.00% (a) (b)	1.22%	01/25/22	2,523,041
12,090,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.46% (a) (b)	0.68%	05/17/21	12,106,934

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$3,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.99% (a) (b)	1.22%	06/01/21	$3,009,425
4,000,000	Australia & New Zealand Banking Group Ltd., 3 Mo. LIBOR + 0.49% (a) (b)	0.70%	11/21/22	4,028,341
6,130,000	Australia & New Zealand Banking Group Ltd., Medium-Term Note	2.05%	11/21/22	6,331,871
2,000,000	Bank of Montreal, Medium-Term Note, 3 Mo. LIBOR + 0.79% (a)	1.02%	08/27/21	2,009,069
13,026,000	Bank of Montreal, Medium-Term Note, Series D, 3 Mo. LIBOR + 0.46% (a)	0.68%	04/13/21	13,037,356
17,867,000	Bank of Nova Scotia (The), 3 Mo. LIBOR + 0.44% (a)	0.66%	04/20/21	17,882,190
3,000,000	Bank of Nova Scotia (The)	1.63%	05/01/23	3,082,468
14,760,000	Banque Federative du Credit Mutuel S.A. (b)	0.65%	02/27/24	14,765,213
3,181,000	Barclays Bank PLC	1.70%	05/12/22	3,234,513
9,265,000	Barclays PLC (c)	1.01%	12/10/24	9,295,387
15,000,000	BNP Paribas S.A., 3 Mo. LIBOR + 0.39% (a) (b)	0.60%	08/07/21	15,030,378
25,000,000	BPCE S.A., Medium-Term Note, 3 Mo. LIBOR + 0.88% (a)	1.11%	05/31/22	25,233,039
17,625,000	Canadian Imperial Bank of Commerce, SOFR + 0.80% (a)	0.87%	03/17/23	17,831,483
7,000,000	Commonwealth Bank of Australia, 3 Mo. LIBOR + 0.70% (a) (b)	0.93%	03/10/22	7,050,119
3,200,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.43% (a)	0.65%	04/26/21	3,202,937
9,816,000	Cooperatieve Rabobank UA/NY, 3 Mo. LIBOR + 0.83% (a)	1.05%	01/10/22	9,892,923
20,000,000	Credit Agricole Corporate & Investment Bank S.A., Medium-Term Note, 3 Mo. LIBOR + 0.40% (a) (b)	0.60%	05/03/21	20,019,899
3,407,000	Credit Suisse AG/New York NY	2.10%	11/12/21	3,457,575
7,707,000	Credit Suisse AG/New York NY	1.00%	05/05/23	7,814,371
5,000,000	Credit Suisse Group AG (b) (c)	3.00%	12/14/23	5,221,820
5,500,000	Credit Suisse Group Funding Guernsey Ltd., 3 Mo. LIBOR + 2.29% (a)	2.51%	04/16/21	5,525,853
9,732,000	Credit Suisse Group Funding Guernsey Ltd.	3.45%	04/16/21	9,795,931
632,000	Danske Bank A/S (b) (c)	3.00%	09/20/22	641,128
6,000,000	Danske Bank A/S (b)	1.23%	06/22/24	6,079,461
12,674,000	Danske Bank A/S, Medium-Term Note (b)	2.80%	03/10/21	12,707,790
17,510,000	Deutsche Bank AG/New York NY	4.25%	10/14/21	17,946,659
6,000,000	DNB Bank ASA, 3 Mo. LIBOR + 0.62% (a) (b)	0.85%	12/02/22	6,058,083
17,000,000	HSBC Holdings PLC	3.40%	03/08/21	17,051,202
3,092,000	HSBC Holdings PLC	5.10%	04/05/21	3,118,081
2,980,000	ING Groep N.V., 3 Mo. LIBOR + 1.15% (a)	1.40%	03/29/22	3,014,705
9,135,000	ING Groep N.V.	3.15%	03/29/22	9,437,380
6,000,000	ING Groep N.V., 3 Mo. LIBOR + 1.00% (a)	1.24%	10/02/23	6,113,832
3,410,000	Lloyds Banking Group PLC, 3 Mo. LIBOR + 0.80% (a)	1.04%	06/21/21	3,419,289
14,318,000	Lloyds Banking Group PLC	3.10%	07/06/21	14,492,584
10,000,000	Lloyds Banking Group PLC (c)	2.86%	03/17/23	10,263,474
9,039,000	Macquarie Bank Ltd. (b)	6.63%	04/07/21	9,140,586
19,221,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.65% (a)	0.87%	07/26/21	19,278,920
1,500,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.92% (a)	1.12%	02/22/22	1,513,005
13,685,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.79% (a)	1.01%	07/25/22	13,812,908
10,991,000	Mitsubishi UFJ Financial Group, Inc., 3 Mo. LIBOR + 0.74% (a)	0.97%	03/02/23	11,082,673
6,000,000	Mitsubishi UFJ Financial Group, Inc.	3.76%	07/26/23	6,492,389
6,635,000	Mitsubishi UFJ Financial Group, Inc. (c)	0.85%	09/15/24	6,686,345
500,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.48% (a) (b)	1.70%	04/12/21	501,407
5,000,000	Mizuho Financial Group, Inc. (b)	2.63%	04/12/21	5,023,948
9,200,000	Mizuho Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	1.36%	09/13/21	9,264,391
5,000,000	Mizuho Financial Group, Inc.	3.55%	03/05/23	5,323,313
1,000,000	National Australia Bank Ltd.	3.38%	09/20/21	1,019,410
5,000,000	National Australia Bank Ltd., 3 Mo. LIBOR + 0.41% (a) (b)	0.63%	12/13/22	5,023,178

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$13,080,000	National Bank of Canada (c)	0.90%	08/15/23	$13,180,790
19,315,000	National Bank of Canada, Medium-Term Note (c)	0.55%	11/15/24	19,329,084
2,175,000	NatWest Markets PLC, 3 Mo. LIBOR + 1.40% (a) (b)	1.65%	09/29/22	2,216,474
5,000,000	NatWest Markets PLC (b)	2.38%	05/21/23	5,197,083
13,980,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.39% (a)	0.60%	04/30/21	13,992,866
9,000,000	Royal Bank of Canada, Global Medium-Term Note, 3 Mo. LIBOR + 0.47% (a)	0.68%	04/29/22	9,045,509
3,850,000	Santander UK PLC	3.40%	06/01/21	3,890,449
9,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.43% (a) (b)	0.65%	05/17/21	9,011,166
4,000,000	Skandinaviska Enskilda Banken AB, 3 Mo. LIBOR + 0.65% (a) (b)	0.86%	12/12/22	4,034,906
1,000,000	Societe Generale S.A., 3 Mo. LIBOR + 1.33% (a) (b)	1.56%	04/08/21	1,002,296
8,604,000	Standard Chartered PLC, 3 Mo. LIBOR + 1.20% (a) (b)	1.43%	09/10/22	8,653,643
1,800,000	Standard Chartered PLC (b) (c)	0.99%	01/12/25	1,802,073
2,932,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.68% (a)	1.91%	03/09/21	2,936,893
9,500,000	Sumitomo Mitsui Financial Group, Inc.	2.93%	03/09/21	9,527,459
7,328,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.11% (a)	1.34%	07/14/21	7,364,310
4,674,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 1.14% (a)	1.36%	10/19/21	4,710,331
12,779,000	Sumitomo Mitsui Financial Group, Inc.	2.44%	10/19/21	12,980,455
4,139,000	Sumitomo Mitsui Financial Group, Inc., 3 Mo. LIBOR + 0.97% (a)	1.19%	01/11/22	4,173,360
4,500,000	Svenska Handelsbanken AB, Medium-Term Note	2.45%	03/30/21	4,516,535
25,000,000	Toronto-Dominion Bank (The), Medium-Term Note, 3 Mo. LIBOR + 0.30% (a)	0.51%	07/30/21	25,036,911
11,482,000	UBS AG/London (b)	1.75%	04/21/22	11,677,288
15,681,000	UBS Group AG, 3 Mo. LIBOR + 1.53% (a) (b)	1.74%	02/01/22	15,908,288
9,200,000	UBS Group AG (b) (c)	1.01%	07/30/24	9,284,081
6,000,000	UBS Group Funding Switzerland AG, 3 Mo. LIBOR + 1.78% (a) (b)	2.01%	04/14/21	6,021,794
5,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.71% (a)	0.96%	06/28/22	5,046,867
7,000,000	Westpac Banking Corp., 3 Mo. LIBOR + 0.39% (a)	0.61%	01/13/23	7,038,649
				650,650,601
	Beverages — 0.1%
3,400,000	Heineken N.V. (b)	2.75%	04/01/23	3,565,584

	Chemicals — 0.1%
5,575,000	Nutrien Ltd.	1.90%	05/13/23	5,752,663

	Diversified Financial Services — 0.1%
5,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.50%	05/15/21	5,054,292

	Health Care Products — 0.3%
16,773,000	DH Europe Finance II Sarl	2.05%	11/15/22	17,279,646

	Miscellaneous Manufacturing — 0.2%
9,200,000	Siemens Financieringsmaatschappij N.V., 3 Mo. LIBOR + 0.61% (a) (b)	0.83%	03/16/22	9,261,296

	Oil & Gas — 0.8%
2,000,000	BP Capital Markets PLC, 3 Mo. LIBOR + 0.87% (a)	1.09%	09/16/21	2,010,013
12,466,000	BP Capital Markets PLC	2.50%	11/06/22	12,935,689
16,660,000	Canadian Natural Resources Ltd.	3.45%	11/15/21	16,927,726
7,309,000	Suncor Energy, Inc.	2.80%	05/15/23	7,677,620
				39,551,048
	Pharmaceuticals — 0.0%
2,647,000	Takeda Pharmaceutical Co. Ltd.	4.00%	11/26/21	2,717,766

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Semiconductors — 0.1%
$4,869,000	NXP B.V. / NXP Funding LLC (b)	3.88%	09/01/22	$5,118,739

	Telecommunications — 0.4%
1,983,000	Orange S.A.	4.13%	09/14/21	2,030,130
16,101,000	Telefonica Emisiones S.A.	5.46%	02/16/21	16,132,942
				18,163,072
	Total Foreign Corporate Bonds and Notes			775,111,172
	(Cost $771,838,001)

ASSET-BACKED SECURITIES — 10.4%
	American Credit Acceptance Receivables Trust
9,513,274	Series 2020-3, Class A (b)	0.62%	10/13/23	9,525,592
21,236,478	Series 2020-4, Class A (b)	0.53%	03/13/24	21,258,916
	Avis Budget Rental Car Funding AESOP LLC
13,179,167	Series 2016-1A, Class A (b)	2.99%	06/20/22	13,259,064
8,060,000	Series 2016-2A, Class A (b)	2.72%	11/20/22	8,177,537
	BMW Vehicle Owner Trust
164,538	Series 2018-A, Class A3	2.35%	04/25/22	164,886
	California Republic Auto Receivables Trust
72,931	Series 2017-1, Class A4	2.28%	06/15/22	72,998
	Canadian Pacer Auto Receivables Trust
519,804	Series 2019-1A, Class A2 (b)	2.78%	03/21/22	520,412
	Carmax Auto Owner Trust
100,875	Series 2017-3, Class A3	1.97%	04/15/22	100,992
15,000,000	Series 2020-3, Class A2A	0.49%	06/15/23	15,022,491
	Carvana Auto Receivables Trust
252,115	Series 2019-4A, Class A2 (b)	2.20%	07/15/22	252,360
	Countrywide Asset-Backed Certificates
1,295,435	Series 2004-SD4, Class M1, 1 Mo. LIBOR + 1.13% (a) (b)	1.26%	12/25/34	1,297,655
	Dell Equipment Finance Trust
608,132	Series 2019-2, Class A2 (b)	1.95%	12/22/21	611,375
23,750,000	Series 2020-2, Class A2 (b)	0.47%	10/24/22	23,800,877
	DT Auto Owner Trust
11,857,969	Series 2020-3A, Class A (b)	0.54%	04/15/24	11,881,467
	Exeter Automobile Receivables Trust
14,303,833	Series 2020-3A, Class A2	0.46%	10/17/22	14,310,207
11,000,000	Series 2020-3A, Class A3	0.52%	10/16/23	11,017,466
	First Investors Auto Owner Trust
14,000,000	Series 2021-1A, Class A (b)	0.45%	03/16/26	14,018,620
	Flagship Credit Auto Trust
29,379,001	Series 2020-4, Class A (b)	0.53%	04/15/25	29,436,132
	Ford Credit Auto Lease Trust
4,433,251	Series 2019-A, Class A3	2.90%	05/15/22	4,456,134
17,450,000	Series 2020-A, Class A3	1.85%	03/15/23	17,670,132
5,544,469	Series 2020-B, Class A2A	0.50%	12/15/22	5,552,325
	Ford Credit Auto Owner Trust
4,741,416	Series 2019-C, Class A2A	1.88%	07/15/22	4,756,605
	Foursight Capital Automobile Receivables Trust
1,520,430	Series 2019-1, Class A2 (b)	2.58%	03/15/23	1,524,380
9,588,156	Series 2020-1, Class A2 (b)	1.97%	09/15/23	9,661,626

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Foursight Capital Automobile Receivables Trust (Continued)
$7,250,000	Series 2021-1, Class A2 (b)	0.40%	08/15/24	$7,255,324
8,150,000	Series 2021-1, Class A3 (b)	0.64%	07/15/25	8,156,601
	GLS Auto Receivables Issuer Trust
6,612,317	Series 2020-4A, Class A (b)	0.52%	02/15/24	6,616,627
	GM Financial Automobile Leasing Trust
2,193,134	Series 2019-1, Class A3	2.98%	12/20/21	2,201,020
639,000	Series 2019-1, Class B	3.37%	12/20/22	647,287
	GSAA Home Equity Trust
564,982	Series 2005-MTR1, Class A4, 1 Mo. LIBOR + 0.74% (a)	0.87%	10/25/35	566,076
	GTE Auto Receivables Trust
5,412,098	Series 2019-1, Class A2 (b)	2.17%	12/15/22	5,438,904
	Honda Auto Receivables Owner Trust
6,936,656	Series 2020-1, Class A2	1.63%	10/21/22	6,977,667
	HPEFS Equipment Trust
8,328,522	Series 2020-1A, Class A2 (b)	1.73%	02/20/30	8,392,134
	Hyundai Auto Lease Securitization Trust
62,864	Series 2018-B, Class A4 (b)	3.20%	06/15/22	62,942
15,250,000	Series 2020-B, Class A3 (b)	0.51%	09/15/23	15,310,747
	Mercedes-Benz Auto Lease Trust
5,339,047	Series 2019-B, Class A2	2.01%	12/15/21	5,349,013
15,000,000	Series 2019-B, Class A3	2.00%	10/17/22	15,177,225
	Mill City Mortgage Loan Trust
1,970,102	Series 2016-1, Class A1 (b)	2.50%	04/25/57	1,983,598
	Nationstar Home Equity Loan Trust
1,331,504	Series 2006-B, Class AV4, 1 Mo. LIBOR + 0.28% (a)	0.41%	09/25/36	1,329,313
	OSCAR US Funding Trust IX LLC
3,310,418	Series 2018-2A, Class A3 (b)	3.39%	09/12/22	3,338,360
6,130,000	Series 2018-2A, Class A4 (b)	3.63%	09/10/25	6,388,744
	OSCAR US Funding Trust V
6,795,311	Series 2016-2A, Class A4 (b)	2.99%	12/15/23	6,824,952
	OSCAR US Funding Trust VI LLC
4,249,518	Series 2017-1A, Class A4 (b)	3.30%	05/10/24	4,292,867
	OSCAR US Funding Trust VII LLC
3,007,379	Series 2017-2A, Class A4 (b)	2.76%	12/10/24	3,057,569
	OSCAR US Funding Trust VIII LLC
3,910,537	Series 2018-1A, Class A3 (b)	3.23%	05/10/22	3,926,243
3,050,000	Series 2018-1A, Class A4 (b)	3.50%	05/12/25	3,146,624
	OSCAR US Funding X LLC
912,319	Series 2019-1A, Class A2 (b)	3.10%	04/11/22	914,620
14,110,000	Series 2019-1A, Class A3 (b)	3.18%	05/10/23	14,358,402
	OSCAR US Funding XI LLC
6,721,820	Series 2019-2A, Class A2 (b)	2.49%	08/10/22	6,756,112
7,600,000	Series 2019-2A, Class A3 (b)	2.59%	09/11/23	7,761,756
	Santander Consumer Auto Receivables Trust
998,370	Series 2020-AA, Class A (b)	1.37%	10/15/24	1,008,142
10,500,000	Series 2020-BA, Class A3 (b)	0.46%	08/15/24	10,520,409
	Santander Drive Auto Receivables Trust
9,890,668	Series 2020-3, Class A2	0.46%	09/15/23	9,900,218
8,500,000	Series 2020-4, Class A3	0.48%	07/15/24	8,528,501
	Santander Retail Auto Lease Trust
7,630,000	Series 2019-C, Class A4 (b)	1.93%	11/20/23	7,805,373
	Securitized Term Auto Receivables Trust
134,368	Series 2018-1A, Class A3 (b)	3.07%	01/25/22	134,692

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	Securitized Term Auto Receivables Trust (Continued)
$850,222	Series 2018-2A, Class A3 (b)	3.33%	08/25/22	$857,657
3,005,759	Series 2019-1A, Class A3 (b)	2.99%	02/27/23	3,041,724
	Sierra Timeshare Receivables Funding LLC
3,333,661	Series 2016-3A, Class A (b)	2.43%	10/20/33	3,364,359
	Towd Point Mortgage Trust
148,825	Series 2015-2, Class 1A12 (b)	2.75%	11/25/60	149,237
416,506	Series 2015-4, Class A1B (b)	2.75%	04/25/55	417,184
8,581,327	Series 2015-5, Class A1B (b)	2.75%	05/25/55	8,623,501
12,368,539	Series 2015-6, Class A1B (b)	2.75%	04/25/55	12,484,559
1,440,528	Series 2016-1, Class A1B (b)	2.75%	02/25/55	1,454,373
7,545,050	Series 2016-2, Class A1 (b)	3.00%	08/25/55	7,663,201
2,153,478	Series 2016-3, Class A1 (b)	2.25%	04/25/56	2,168,853
	Verizon Owner Trust
1,851,636	Series 2018-A, Class A1A	3.23%	04/20/23	1,874,788
4,280,094	Series 2018-1A, Class A1A (b)	2.82%	09/20/22	4,294,565
29,500,000	Series 2020-B, Class A	0.47%	02/20/25	29,668,652
	Westlake Automobile Receivables Trust
11,705,223	Series 2020-1A, Class A2 (b)	1.44%	09/15/23	11,777,388
	World Omni Auto Receivables Trust
15,000,000	Series 2020-C, Class A3	0.48%	11/17/25	15,064,446
	World Omni Select Auto Trust
13,355,097	Series 2020-A, Class A2	0.47%	06/17/24	13,378,325
7,000,000	Series 2020-A, Class A3	0.55%	07/15/25	7,026,140
	Total Asset-Backed Securities			525,787,263
	(Cost $524,383,135)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.4%
	Collateralized Mortgage Obligations — 1.4%
	Federal Home Loan Mortgage Corporation
1,120,684	Series 2003-2723, Class KN	5.00%	12/15/23	1,163,102
1,656,561	Series 2004-2783, Class YB	5.00%	04/15/24	1,724,596
15,961	Series 2011-3790, Class AP	4.50%	01/15/37	15,976
56,988	Series 2012-4002, Class MA	2.00%	01/15/39	56,969
25,644	Series 2012-4011, Class KM	2.00%	03/15/22	25,768
1,321,790	Series 2013-4199, Class YV	3.50%	05/15/26	1,347,661
1,042,478	Series 2014-4387, Class DE	2.00%	01/15/32	1,061,738
6,241,464	Series 2018-4821, Class BC	3.00%	12/15/44	6,328,524
	Federal National Mortgage Association
3	Series 2008-59, Class KB	4.50%	07/25/23	3
5,446	Series 2009-14, Class EB	4.50%	03/25/24	5,594
4,521	Series 2009-52, Class AJ	4.00%	07/25/24	4,631
230	Series 2011-13, Class AD	2.00%	07/25/21	230
809	Series 2011-15, Class HT	5.50%	03/25/26	817
763	Series 2011-71, Class KC	1.75%	08/25/21	763
4,594	Series 2011-86, Class DC	2.00%	09/25/21	4,602
1,996,696	Series 2012-6, Class E	3.00%	05/25/37	2,012,381
398,798	Series 2013-73, Class A	1.50%	06/25/30	398,663
5,356,157	Series 2013-74, Class EL	3.00%	04/25/41	5,442,237

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,203,087	Series 2013-74, Class HA	3.00%	10/25/37	$1,209,849
4,753,823	Series 2014-20, Class NA	3.00%	06/25/33	4,990,073
4,869,778	Series 2015-28, Class GC	2.50%	06/25/34	5,026,022
	Government National Mortgage Association
124,061	Series 2018-89, Class A	3.50%	06/20/39	124,480
24,540,290	Series 2020-144, Class GP	1.50%	09/20/50	25,056,198
14,567,732	Series 2020-144, Class LP	1.55%	09/20/50	14,875,380
				70,876,257
	Commercial Mortgage-Backed Securities — 2.0%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
5,662,534	Series 2013-K025, Class A1	1.88%	04/25/22	5,688,240
5,462,479	Series 2013-K027, Class A1	1.79%	09/25/22	5,514,937
841,630	Series 2013-K029, Class A1	2.84%	10/25/22	853,440
5,646,088	Series 2013-K032, Class A1	3.02%	02/25/23	5,794,865
6,364,093	Series 2013-K034, Class A1	2.67%	02/25/23	6,512,234
5,883,478	Series 2013-KSMC, Class A1	1.95%	01/25/23	5,981,300
4,565,597	Series 2014-K036, Class A1	2.78%	04/25/23	4,702,814
3,700,768	Series 2014-K716, Class A2	3.13%	06/25/21	3,720,265
1,852,816	Series 2015-K718, Class A1	2.38%	09/25/21	1,862,183
7,769,299	Series 2015-K720, Class A1	2.32%	11/25/21	7,841,484
6,232,920	Series 2017-K727, Class A1	2.63%	10/25/23	6,359,587
	FREMF Mortgage Trust
3,822,000	Series 2011-K14, Class B (b) (d)	5.22%	02/25/47	3,849,100
10,000,000	Series 2011-K15, Class B (b) (d)	4.99%	08/25/44	10,174,146
8,617,000	Series 2011-KAIV, Class B (b)	4.94%	06/25/46	8,721,371
23,047,000	Series 2012-K17, Class B (b) (d)	4.32%	12/25/44	23,730,127
	Government National Mortgage Association
2,361	Series 2014-28, Class A	2.00%	01/16/46	2,364
				101,308,457
	Pass-through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
358	Pool G12255	5.50%	07/01/21	360
6,456	Pool G13204	6.00%	11/01/22	6,527
1,361	Pool G14035	5.50%	12/01/21	1,367
68,294	Pool G15435	5.00%	11/01/24	71,530
13,755	Pool G15821	5.00%	07/01/25	14,410
32,160	Pool G15874	5.00%	06/01/26	33,684
	Federal National Mortgage Association
194	Pool 745735	5.00%	03/01/21	204
2,415	Pool 745832	6.00%	04/01/21	2,413
49	Pool 888932	4.50%	11/01/22	51
10,923	Pool 890403	6.00%	05/01/23	11,021
77,199	Pool 901931	6.00%	10/01/21	77,945
84,196	Pool 962078	4.50%	03/01/23	88,357
4	Pool 995886	6.00%	04/01/21	4
598	Pool AD0285	5.00%	09/01/22	627
247	Pool AD0402	5.00%	02/01/23	258
761	Pool AE0237	5.50%	11/01/23	766
1,009	Pool AE0314	5.00%	08/01/21	1,056

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$11,702	Pool AE0812	5.00%	07/01/25	$12,255
66,931	Pool AL5764	5.00%	09/01/25	70,093
61,276	Pool AL5812	5.50%	05/01/25	62,406
29,261	Pool AL6212	4.50%	01/01/27	30,683
83,012	Pool AL6798	5.00%	09/01/25	86,934
249	Pool AL8539	4.50%	01/01/27	261
415,801	Pool BM1299	5.00%	03/01/27	435,826
2,518	Pool MA0772	4.00%	06/01/21	2,675
175,055	Pool MA1030	3.00%	04/01/22	184,648
	Government National Mortgage Association
16,827	Pool 783524	5.00%	09/15/24	17,614
				1,213,975
	Total U.S. Government Agency Mortgage-Backed Securities			173,398,689
	(Cost $173,726,678)

MORTGAGE-BACKED SECURITIES — 3.1%
	Collateralized Mortgage Obligations — 2.0%
	CIM Trust
7,834,578	Series 2019-INV1, Class A2, 1 Mo. LIBOR + 1.00% (a) (b)	1.13%	02/25/49	7,867,712
2,769,822	Series 2019-INV2, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	1.10%	05/25/49	2,777,981
14,780,391	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	1.10%	08/25/49	14,879,192
	COLT Mortgage Loan Trust
4,840,056	Series 2019-1, Class A1 (b)	3.71%	03/25/49	4,893,467
	CSMC Trust
1,490,614	Series 2017-HL2, Class A3 (b)	3.50%	10/25/47	1,492,812
	JP Morgan Mortgage Trust
11,338,579	Series 2019-7, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	1.03%	02/25/50	11,390,548
963,290	Series 2019-8, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	1.00%	03/25/50	973,880
12,669,328	Series 2019-INV1, Class A11, 1 Mo. LIBOR + 0.95% (a) (b)	1.08%	10/25/49	12,775,248
8,441,321	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	1.03%	12/25/49	8,488,185
4,809,326	Series 2019-LTV3, Class A11, 1 Mo. LIBOR + 0.85% (a) (b)	1.00%	03/25/50	4,850,290
14,010,079	Series 2020-2, Class A11, 1 Mo. LIBOR + 0.80% (a) (b)	0.95%	07/25/50	14,088,177
5,771,366	Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (a) (b)	1.15%	06/25/50	5,826,912
	Merrill Lynch Mortgage Investors Trust
543,935	Series 2005-A6, Class 2A3, 1 Mo. LIBOR + 0.76% (a)	0.89%	08/25/35	546,529
	OBX Trust
4,094,435	Series 2019-EXP3, Class 2A1A, 1 Mo. LIBOR + 0.90% (a) (b)	1.03%	10/25/59	4,106,151
1,726,162	Series 2020-EXP1, Class 2A1A, 1 Mo. LIBOR + 0.75% (a) (b)	0.88%	02/25/60	1,733,769
6,321,137	Series 2020-INV1, Class A11, 1 Mo. LIBOR + 0.90% (a) (b)	1.05%	12/25/49	6,357,671
				103,048,524
	Commercial Mortgage-Backed Securities — 1.1%
	COMM Mortgage Trust
6,737,482	Series 2013-CR9, Class ASB	3.83%	07/10/45	6,988,044
13,431,819	Series 2014-UBS3, Class ASB	3.37%	06/10/47	14,016,595
2,164,994	Series 2015-CR25, Class ASB	3.54%	08/10/48	2,312,135
	JP Morgan Chase Commercial Mortgage Securities Trust
14,079,713	Series 2012-HSBC, Class A (b)	3.09%	07/05/32	14,519,166

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	JP Morgan Chase Commercial Mortgage Securities Trust (Continued)
$10,002,684	Series 2014-C20, Class ASB	3.46%	07/15/47	$10,513,607
	Morgan Stanley Capital I Trust
1,270,000	Series 2016-UBS9, Class ASB	3.34%	03/15/49	1,358,530
	VNDO Mortgage Trust
4,028,082	Series 2012-6AVE, Class A (b)	3.00%	11/15/30	4,183,609
				53,891,686
	Total Mortgage-Backed Securities			156,940,210
	(Cost $156,555,519)

U.S. GOVERNMENT NOTES — 0.8%
40,000,000	U.S. Treasury Note	1.50%	11/30/21	40,467,401
	Total U.S. Government Notes			40,467,401
	(Cost $39,961,384)

CERTIFICATES OF DEPOSIT — 0.3%
	Banks — 0.3%
15,000,000	Nordea Bank Abp, 3 Mo. LIBOR + 0.32% (a)	0.55%	11/19/21	15,040,260
	Total Certificates of Deposit			15,040,260
	(Cost $15,000,000)
	Total Investments — 98.8%			4,994,106,277
	(Cost $4,980,562,793) (e)
	Net Other Assets and Liabilities — 1.2%			63,167,786
	Net Assets — 100.0%			$5,057,274,063

1

(a)	Floating or variable rate security.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $1,176,512,200 or 23.3% of net assets.
(c)	Fixed-to-floating security. The interest rate shown reflects the fixed rate in effect at January 31, 2021. At a predetermined date, the fixed rate will change to a floating rate.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,479,906 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $936,422. The net unrealized appreciation was $13,543,484.

LIBOR	- London Interbank Offered Rate
SOFR	- Secured Overnight Financing Rate

First Trust Enhanced Short Maturity ETF (FTSM)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$2,161,036,292	$—	$2,161,036,292	$—
Commercial Paper*	1,146,324,990	—	1,146,324,990	—
Foreign Corporate Bonds and Notes*	775,111,172	—	775,111,172	—
Asset-Backed Securities	525,787,263	—	525,787,263	—
U.S. Government Agency Mortgage-Backed Securities	173,398,689	—	173,398,689	—
Mortgage-Backed Securities	156,940,210	—	156,940,210	—
U.S. Government Notes	40,467,401	—	40,467,401	—
Certificates of Deposit*	15,040,260	—	15,040,260	—
Total Investments	$4,994,106,277	$—	$4,994,106,277	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments
January 31, 2021 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 56.4%

	Capital Markets — 56.4%
254,378	First Trust Emerging Markets Local Currency Bond ETF (a)	$9,445,055
115,066	First Trust Institutional Preferred Securities and Income ETF (a)	2,342,744
18,000	First Trust Long Duration Opportunities ETF (a)	514,620
62,500	First Trust Low Duration Opportunities ETF (a)	3,218,750
347,960	First Trust Preferred Securities and Income ETF (a)	6,987,037
192,053	First Trust Tactical High Yield ETF (a)	9,356,822
1,200	iShares 3-7 Year Treasury Bond ETF	159,132
26,191	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,981,845
	Total Exchange-Traded Funds	35,006,005
	(Cost $34,581,088)

COMMON STOCKS — 28.7%

	Aerospace & Defense — 0.2%
1,096	National Presto Industries, Inc.	97,994

	Banks — 2.1%
2,451	City Holding Co.	169,241
2,285	German American Bancorp, Inc.	77,302
10,262	Glacier Bancorp, Inc.	478,722
4,623	Horizon Bancorp, Inc.	73,182
7,054	Prosperity Bancshares, Inc.	475,722
		1,274,169
	Capital Markets — 0.7%
6,425	State Street Corp.	449,750

	Commercial Services & Supplies — 0.8%
16,119	Healthcare Services Group, Inc.	522,578

	Construction & Engineering — 0.2%
1,645	Quanta Services, Inc.	115,923

	Electric Utilities — 7.9%
13,841	Alliant Energy Corp.	673,365
3,166	American Electric Power Co., Inc.	256,161
696	Duke Energy Corp.	65,424
5,779	Evergy, Inc.	310,506
3,878	Eversource Energy	339,325
2,970	Exelon Corp.	123,433
6,987	Fortis, Inc. (CAD)	282,595
9,234	Hawaiian Electric Industries, Inc.	305,276
7,958	IDACORP, Inc.	702,691
4,048	MGE Energy, Inc.	257,777
4,638	NextEra Energy, Inc.	375,075
6,750	Otter Tail Corp.	267,908
4,080	Pinnacle West Capital Corp.	307,020
8,996	PPL Corp.	248,919
3,372	Southern (The) Co.	198,678

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)
	Electric Utilities (Continued)
2,886	Xcel Energy, Inc.	$184,675
		4,898,828
	Gas Utilities — 2.9%
18,799	AltaGas Ltd. (CAD)	279,174
3,540	Atmos Energy Corp.	315,060
614	Chesapeake Utilities Corp.	62,278
5,296	New Jersey Resources Corp.	185,413
8,226	ONE Gas, Inc.	601,567
5,923	Southwest Gas Holdings, Inc.	355,143
		1,798,635
	Household Durables — 1.6%
4,085	Garmin Ltd.	469,203
10,691	M.D.C. Holdings, Inc.	556,146
		1,025,349
	Insurance — 1.5%
12,419	Assured Guaranty Ltd.	443,979
12,682	Fidelity National Financial, Inc.	460,357
		904,336
	IT Services — 1.5%
2,944	Automatic Data Processing, Inc.	486,113
27,018	Infosys Ltd., ADR	456,064
		942,177
	Multi-Utilities — 4.4%
4,618	Ameren Corp.	335,821
2,130	ATCO Ltd., Class I (CAD)	60,981
1,092	CMS Energy Corp.	62,113
2,580	Dominion Energy, Inc.	188,056
529	DTE Energy Co.	62,803
13,258	MDU Resources Group, Inc.	348,553
11,053	Public Service Enterprise Group, Inc.	623,721
5,232	Sempra Energy	647,512
4,595	WEC Energy Group, Inc.	408,495
		2,738,055
	Oil, Gas & Consumable Fuels — 2.5%
7,492	Enbridge, Inc.	251,731
24,759	Equitrans Midstream Corp.	164,647
6,623	Keyera Corp. (CAD)	124,406
8,634	Kinder Morgan, Inc.	121,567
10,014	ONEOK, Inc.	398,858
8,843	TC Energy Corp.	379,630
5,869	Williams (The) Cos., Inc.	124,599
		1,565,438
	Pharmaceuticals — 0.8%
6,987	Novo Nordisk A/S, ADR	486,295

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Shares	Description	Value

COMMON STOCKS (Continued)

	Thrifts & Mortgage Finance — 0.1%
5,506	Meridian Bancorp, Inc.	$83,416

	Trading Companies & Distributors — 1.5%
9,880	Fastenal Co.	450,429
2,047	Watsco, Inc.	488,189
		938,618
	Total Common Stocks	17,841,561
	(Cost $17,861,856)

Units	Description	Value

MASTER LIMITED PARTNERSHIPS — 8.6%

	Chemicals — 0.5%
14,067	Westlake Chemical Partners, L.P.	335,076

	Independent Power and Renewable Electricity Producers — 0.8%
5,981	NextEra Energy Partners, L.P. (b)	487,451

	Oil, Gas & Consumable Fuels — 7.3%
8,667	Cheniere Energy Partners, L.P.	339,226
18,672	Energy Transfer, L.P.	117,074
52,549	Enterprise Products Partners, L.P.	1,063,066
26,008	Holly Energy Partners, L.P.	378,677
22,545	Magellan Midstream Partners, L.P.	1,002,351
6,588	Phillips 66 Partners, L.P.	165,491
42,463	Plains All American Pipeline, L.P.	355,415
17,182	Shell Midstream Partners, L.P.	198,280
31,035	TC PipeLines, L.P.	921,429
		4,541,009
	Total Master Limited Partnerships	5,363,536
	(Cost $5,445,529)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.4%
	Collateralized Mortgage Obligations — 0.8%
	Federal Home Loan Mortgage Corporation
$7,573	Series 1998-192, Class IO, IO, STRIPS	6.50%	02/01/28	1,073
71,000	Series 2003-2669, Class LL	5.50%	08/15/33	80,667
84,212	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (c)	6.47%	02/15/36	13,995
5,523	Series 2006-3200, Class PO, PO	(d)	08/15/36	5,233
7,101	Series 2007-3373, Class TO, PO	(d)	04/15/37	6,631
7,781	Series 2011-3817, Class MA	4.50%	10/15/37	7,799
5,843	Series 2011-3917, Class AI, IO	4.50%	07/15/26	227
791,412	Series 2016-4619, Class IB, IO	4.00%	12/15/47	30,115
	Federal National Mortgage Association
1,618	Series 1992-205, Class Z	7.00%	11/25/22	1,684
8,419	Series 1993-176, Class E, PO	(d)	08/25/23	8,403

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$7,653	Series 1993-247, Class 2, IO, STRIPS	7.50%	10/25/23	$429
44,301	Series 1997-22, Class PC	4.50%	03/18/27	47,530
2,489	Series 2002-1, Class HC	6.50%	02/25/22	2,524
57,763	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	9,668
11,759	Series 2003-W2, Class 1A1	6.50%	07/25/42	13,875
37,134	Series 2004-T2, Class 1PO, PO	(d)	11/25/43	35,145
7,895	Series 2006-125, Class FA, 1 Mo. LIBOR + 0.28% (e)	0.41%	01/25/37	7,898
47,685	Series 2007-32, Class KT	5.50%	04/25/37	54,726
12,210	Series 2007-42, Class AO, PO	(d)	05/25/37	11,403
10,773	Series 2008-44, Class PO, PO	(d)	05/25/38	9,806
58,557	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	8,081
112,463	Series 2015-14, Class IK, IO	0.75%	03/25/45	10,186
3,921	Series 2015-72, Class PC	3.00%	10/25/43	3,920
	Government National Mortgage Association
18,237	Series 2003-7, Class TA	4.50%	11/16/32	18,770
19,208	Series 2003-52, Class AP, PO	(d)	06/16/33	18,372
42,795	Series 2004-47, Class PD	6.00%	06/16/34	47,250
5,936	Series 2005-17, Class AD	5.00%	02/20/35	6,463
9,429	Series 2010-84, Class YB	4.00%	07/20/40	10,274
26,379	Series 2010-111, Class JA	2.50%	09/16/40	27,166
22,357	Series 2013-20, Class KI, IO	5.00%	01/20/43	2,580
1,734	Series 2013-31, Class TH, 1 Mo. LIBOR + 4.35% (e)	4.48%	08/20/39	1,738
21,446	Series 2013-67, Class PI, IO	4.00%	12/16/42	2,161
				505,792
	Pass-through Securities — 1.6%
	Federal Home Loan Mortgage Corporation
48,868	Pool A47829	4.00%	08/01/35	53,494
62,037	Pool A80290	5.00%	11/01/35	72,152
39,848	Pool A94951	4.00%	11/01/40	44,474
20,569	Pool A95134	4.50%	11/01/40	22,876
21,788	Pool A97601	4.50%	03/01/41	24,726
10,208	Pool G03523	6.00%	11/01/37	12,188
25,525	Pool G06501	4.00%	04/01/41	28,173
36,469	Pool G07286	6.50%	09/01/39	42,850
12,914	Pool G13124	6.00%	12/01/22	13,289
6,774	Pool G13465	6.00%	01/01/24	6,945
15,794	Pool G13790	4.50%	04/01/25	16,649
18,351	Pool G13844	4.50%	07/01/25	19,503
9,361	Pool G14184	5.00%	07/01/25	9,807
20,653	Pool G15725	4.50%	09/01/26	21,877
6,605	Pool O20138	5.00%	11/01/30	7,254
24,775	Pool Q05201	4.00%	12/01/41	27,539
	Federal National Mortgage Association
64,858	Pool 724888	5.50%	06/01/33	71,813
532	Pool 879398	5.50%	02/01/21	532
12,566	Pool 888112	6.50%	12/01/36	14,981
4,886	Pool 889780	5.50%	03/01/23	5,035
8	Pool 890206	5.50%	10/01/21	8
3,861	Pool 897936	5.50%	08/01/21	3,884
2,138	Pool 923171	7.50%	03/01/37	2,419
19,554	Pool 977130	5.50%	08/01/23	20,286

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$9,087	Pool 983629	4.50%	05/01/23	$9,532
11,401	Pool 995400	7.00%	06/01/23	11,752
39,194	Pool 995700	6.50%	03/01/27	44,090
21,233	Pool AB2265	4.00%	02/01/41	23,911
7,108	Pool AI1191	4.50%	04/01/41	8,000
24,378	Pool AI7800	4.50%	07/01/41	27,439
19,324	Pool AJ5299	4.00%	11/01/41	21,766
32,998	Pool AJ5300	4.00%	11/01/41	36,545
30,872	Pool AK3103	4.00%	02/01/42	34,171
42,695	Pool AL1024	4.50%	07/01/26	45,804
7,930	Pool AL6304	5.50%	09/01/25	8,244
40,438	Pool AU4726	4.00%	09/01/43	44,788
	Government National Mortgage Association
12,756	Pool 3500	5.50%	01/20/34	14,888
7,102	Pool 3513	5.00%	02/20/34	8,085
15,604	Pool 3555	5.00%	05/20/34	17,780
40,420	Pool 3975	5.50%	04/20/37	47,350
12,683	Pool 4230	6.00%	09/20/23	13,307
34,006	Pool 609116	4.50%	02/15/44	40,847
9,654	Pool MA2293	3.50%	10/20/44	10,097
				1,011,150
	Total U.S. Government Agency Mortgage-Backed Securities			1,516,942
	(Cost $1,496,462)

Shares	Description	Value

REAL ESTATE INVESTMENT TRUSTS — 2.4%

	Equity Real Estate Investment Trusts — 2.4%
7,672	Agree Realty Corp.	484,870
3,713	EastGroup Properties, Inc.	501,775
7,329	National Health Investors, Inc.	475,212
	Total Real Estate Investment Trusts	1,461,857
	(Cost $1,417,888)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES — 0.0%
	First Alliance Mortgage Loan Trust
$15,246	Series 1999-1, Class A1	7.18%	06/20/30	15,517
	Total Asset-Backed Securities			15,517
	(Cost $15,246)

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES — 0.0%
	Collateralized Mortgage Obligations — 0.0%
	Residential Accredit Loans, Inc.
$1,653	Series 2003-QS5, Class A2, 1 Mo. LIBOR × -1.83 + 14.76% (c)	14.52%	03/25/18	$1,571
1,443	Series 2003-QS14, Class A1	5.00%	07/25/18	1,441
769	Series 2003-QS20, Class CB	5.00%	11/25/18	799
	Structured Asset Securities Corp.
8,121	Series 2003-37A, Class 3A7 (f)	2.37%	12/25/33	8,438
	Total Mortgage-Backed Securities			12,249
	(Cost $12,018)

	Total Investments — 98.5%			61,217,667
	(Cost $60,830,087) (g)
	Net Other Assets and Liabilities — 1.5%			906,035
	Net Assets — 100.0%			$62,123,702

1

(a)	Investment in an affiliated fund.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Inverse floating rate security.
(d)	Zero coupon security.
(e)	Floating or variable rate security.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,506,772 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,119,192. The net unrealized appreciation was $387,580.

ADR	American Depositary Receipt.
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Currency Abbreviations:

CAD	Canadian Dollar

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$35,006,005	$35,006,005	$—	$—
Common Stocks*	17,841,561	17,841,561	—	—
Master Limited Partnerships*	5,363,536	5,363,536	—	—
U.S. Government Agency Mortgage-Backed Securities	1,516,942	—	1,516,942	—
Real Estate Investment Trusts*	1,461,857	1,461,857	—	—
Asset-Backed Securities	15,517	—	15,517	—
Mortgage-Backed Securities	12,249	—	12,249	—
Total Investments	$61,217,667	$59,672,959	$1,544,708	$—

* See Portfolio of Investments for industry breakout.

First Trust Strategic Income ETF (FDIV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Affiliated Transactions

Amounts relating to investments in affiliated funds at January 31, 2021, and for the fiscal year-to-date period (November 1, 2020 to January 31, 2021) are as follows:

Security Name	Shares at 1/31/2021	Value at 10/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2021	Dividend Income
First Trust Emerging Markets Local Currency Bond ETF	254,378	$6,834,406	$5,864,563	$(3,959,709)	$413,524	$292,271	$9,445,055	$110,719
First Trust Institutional Preferred Securities and Income ETF	115,066	2,432,876	1,087,715	(1,322,878)	80,225	64,806	2,342,744	32,816
First Trust Long Duration Opportunities ETF	18,000	525,330	—	—	(10,710)	—	514,620	7,164
First Trust Low Duration Opportunities ETF	62,500	5,357,040	3,118,626	(5,253,480)	2,877	(6,313)	3,218,750	29,925
First Trust Preferred Securities and Income ETF	347,960	7,281,495	3,262,247	(3,983,462)	186,331	240,426	6,987,037	98,107
First Trust Tactical High Yield ETF	192,053	8,954,370	4,631,726	(4,586,058)	1,377	355,407	9,356,822	142,609
Total Investments in Affiliates		$31,385,517	$17,964,877	$(19,105,587)	$673,624	$946,597	$31,865,028	$421,340

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 74.3%
	Asset-Backed Securities — 0.0%
	Federal National Mortgage Association Grantor Trust
$281,456	Series 2002-T7, Class A1, 1 Mo. LIBOR + 0.11% (a)	0.24%	07/25/32	$275,330
	Collateralized Mortgage Obligations — 28.5%
	Federal Home Loan Mortgage Corporation
15,560	Series 1992-133, Class B, IO, STRIPS	8.50%	06/01/22	550
16,467	Series 1992-1206, Class IB, 1 Mo. LIBOR + 0.83% (a)	0.96%	03/15/22	16,451
8,461	Series 1993-1498, Class I, 1 Mo. LIBOR + 1.15% (a)	1.28%	04/15/23	8,521
7,040	Series 1993-1552, Class I, 10 Yr. Constant Maturity Treasury Rate - 0.65% (a)	0.28%	08/15/23	6,944
72,080	Series 1993-1579, Class PM	6.70%	09/15/23	76,323
58,167	Series 1993-1630, Class PK	6.00%	11/15/23	61,433
3,850	Series 1993-1643, Class PK	6.50%	12/15/23	4,035
174,820	Series 1994-1710, Class G, 1 Mo. LIBOR + 1.50% (a)	1.63%	04/15/24	177,206
1,583	Series 1998-2089, Class PJ, IO	7.00%	10/15/28	157
7,293	Series 1998-2102, Class Z	6.00%	12/15/28	8,240
672,768	Series 1999-21, Class A, 1 Mo. LIBOR + 0.18% (a)	0.31%	10/25/29	670,225
1,374	Series 2001-2365, Class LO, PO	(b)	09/15/31	1,372
175,591	Series 2002-48, Class 1A (c)	4.77%	07/25/33	196,213
43,482	Series 2002-2405, Class BF	7.00%	03/25/24	45,938
150,747	Series 2002-2410, Class OG	6.38%	02/15/32	189,502
124,368	Series 2002-2427, Class GE	6.00%	03/15/32	146,521
217,658	Series 2002-2437, Class SA, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	7.77%	01/15/29	32,968
14,370	Series 2003-58, Class 2A	6.50%	09/25/43	16,716
272,178	Series 2003-2557, Class HL	5.30%	01/15/33	314,579
151,975	Series 2003-2564, Class AC	5.50%	02/15/33	174,247
410,829	Series 2003-2574, Class PE	5.50%	02/15/33	478,018
176,032	Series 2003-2577, Class LI, IO	5.50%	02/15/33	26,903
1,404,000	Series 2003-2581, Class LL	5.25%	03/15/33	1,554,754
226,795	Series 2003-2586, Class TG	5.50%	03/15/23	233,695
60,367	Series 2003-2597, Class AE	5.50%	04/15/33	65,598
1,705,000	Series 2003-2613, Class LL	5.00%	05/15/33	1,910,922
240,449	Series 2003-2626, Class ZW	5.00%	06/15/33	268,404
524,180	Series 2003-2626, Class ZX	5.00%	06/15/33	626,453
97,000	Series 2003-2669, Class LL	5.50%	08/15/33	110,207
36,000	Series 2003-2676, Class LL	5.50%	09/15/33	40,337
568,707	Series 2004-2771, Class NL	6.00%	03/15/34	659,034
445,565	Series 2004-2793, Class PE	5.00%	05/15/34	516,275
1,115,940	Series 2004-2801, Class SE, IO, 1 Mo. LIBOR × -1 + 7.05% (d)	6.92%	07/15/32	199,899
193,111	Series 2004-2835, Class QY, IO, 1 Mo. LIBOR × -1 + 7.90% (d)	7.77%	12/15/32	36,501
151,934	Series 2004-2890, Class ZA	5.00%	11/15/34	175,046
570,387	Series 2004-2891, Class ZA	6.50%	11/15/34	827,527
402,227	Series 2004-2907, Class DZ	4.00%	12/15/34	437,748
1,582,592	Series 2005-233, Class 12, IO, STRIPS	5.00%	09/15/35	242,170
1,188,440	Series 2005-234, Class IO, IO, STRIPS	4.50%	10/01/35	179,267
678,000	Series 2005-2973, Class GE	5.50%	05/15/35	839,531
144,677	Series 2005-3031, Class BI, IO, 1 Mo. LIBOR × -1 + 6.69% (d)	6.56%	08/15/35	32,865
3,365,299	Series 2005-3054, Class ZW	6.00%	10/15/35	3,837,868
20,686	Series 2005-3074, Class ZH	5.50%	11/15/35	28,187
369,485	Series 2006-238, Class 8, IO, STRIPS	5.00%	04/15/36	64,532
313,303	Series 2006-243, Class 11, IO, STRIPS (e)	7.00%	08/15/36	66,990
417,453	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.47%	02/15/36	69,375

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$63,014	Series 2006-3117, Class ZU	6.00%	02/15/36	$94,515
32,440	Series 2006-3150, Class DZ	5.50%	05/15/36	37,866
1,995,160	Series 2006-3174, Class LF, 1 Mo. LIBOR + 0.35% (a)	0.48%	05/15/36	2,001,962
2,546,079	Series 2006-3196, Class ZK	6.50%	04/15/32	3,511,634
1,839,801	Series 2006-3210, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.47%	09/15/36	375,420
552,849	Series 2006-3223, Class FC, 1 Mo. LIBOR + 0.55% (a)	0.71%	04/15/32	558,037
192,984	Series 2006-3245, Class PO, PO	(b)	11/15/36	187,580
1,202,498	Series 2007-3262, Class KS, IO, 1 Mo. LIBOR × -1 + 6.41% (d)	6.28%	01/15/37	147,629
38,332	Series 2007-3274, Class B	6.00%	02/15/37	43,386
289,446	Series 2007-3322, Class NF, 1 Mo. LIBOR × 2,566.67 - 16,683.33%, 0.00% Floor (a)	0.00%	05/15/37	284,285
48,263	Series 2007-3340, Class PF, 1 Mo. LIBOR + 0.30% (a)	0.43%	07/15/37	48,433
63,822	Series 2007-3349, Class MY	5.50%	07/15/37	74,597
149,788	Series 2007-3360, Class CB	5.50%	08/15/37	171,154
1,289,339	Series 2007-3370, Class FM, 1 Mo. LIBOR + 0.62% (a)	0.75%	10/15/47	1,312,229
104,009	Series 2007-3380, Class FS, 1 Mo. LIBOR + 0.35% (a)	0.48%	11/15/36	103,772
393,091	Series 2008-3406, Class B	6.00%	01/15/38	446,712
109,966	Series 2008-3413, Class B	5.50%	04/15/37	124,401
340,154	Series 2008-3420, Class AZ	5.50%	02/15/38	394,017
180,855	Series 2008-3448, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.92%	05/15/38	12,881
3,559,373	Series 2009-3522, Class SE, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	04/15/39	680,437
35,067	Series 2009-3523, Class SD, 1 Mo. LIBOR × -2.75 + 19.66% (d)	19.31%	06/15/36	48,315
1,161,106	Series 2009-3542, Class ZP	5.00%	06/15/39	1,437,163
177,000	Series 2009-3550, Class LL	4.50%	07/15/39	205,650
707,057	Series 2009-3563, Class ZP	5.00%	08/15/39	891,339
2,267,161	Series 2009-3572, Class JS, IO, 1 Mo. LIBOR × -1 + 6.80% (d)	6.67%	09/15/39	373,624
31,550	Series 2009-3585, Class QZ	5.00%	08/15/39	42,169
159,823	Series 2009-3587, Class FX, 1 Mo. LIBOR (a)	0.13%	12/15/37	147,596
702,962	Series 2009-3593, Class F, 1 Mo. LIBOR + 0.50% (a)	0.65%	03/15/36	705,517
1,959,522	Series 2009-3605, Class NC	5.50%	06/15/37	2,268,162
500,000	Series 2010-3622, Class PB	5.00%	01/15/40	579,931
585,859	Series 2010-3632, Class BS, 1 Mo. LIBOR × -3.33 + 17.50% (d)	17.08%	02/15/40	844,444
62	Series 2010-3637, Class LJ	3.50%	02/15/25	62
107,000	Series 2010-3645, Class WD	4.50%	02/15/40	117,948
661,000	Series 2010-3667, Class PL	5.00%	05/15/40	751,724
10,421	Series 2010-3688, Class HI, IO	5.00%	11/15/21	114
93,982	Series 2010-3699, Class FD, 1 Mo. LIBOR + 0.60% (a)	0.73%	07/15/40	95,029
1,449,013	Series 2010-3704, Class ED	4.00%	12/15/36	1,511,975
400,000	Series 2010-3714, Class PB	4.75%	08/15/40	485,542
2,164	Series 2010-3716, Class PC	2.50%	04/15/38	2,166
701,932	Series 2010-3735, Class IK, IO	3.50%	10/15/25	32,285
117,700	Series 2010-3735, Class JI, IO	4.50%	10/15/30	13,218
410,254	Series 2010-3740, Class SC, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	10/15/40	76,980
78,643	Series 2010-3770, Class GZ	4.50%	10/15/40	108,255
312,000	Series 2010-3780, Class AV	4.00%	04/15/31	339,286
117,567	Series 2011-3795, Class ED	3.00%	10/15/39	120,684
600,000	Series 2011-3796, Class PB	5.00%	01/15/41	724,454
300,241	Series 2011-3819, Class ZQ	6.00%	04/15/36	357,462
3,454,734	Series 2011-3820, Class GZ	5.00%	03/15/41	4,217,802
300,000	Series 2011-3820, Class NC	4.50%	03/15/41	350,138

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$153,801	Series 2011-3828, Class SY, 1 Mo. LIBOR × -3 + 13.20% (d)	12.82%	02/15/41	$243,774
1,208,347	Series 2011-3841, Class JZ	5.00%	04/15/41	1,403,354
103,547	Series 2011-3842, Class BS, 1 Mo. LIBOR × -5 + 22.75% (d)	22.03%	04/15/41	222,340
300,000	Series 2011-3844, Class PC	5.00%	04/15/41	365,506
931,876	Series 2011-3852, Class SW, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	05/15/41	143,607
3,110,098	Series 2011-3860, Class PZ	5.00%	05/15/41	3,700,260
525,000	Series 2011-3890, Class ME	5.00%	07/15/41	640,557
1,387,000	Series 2011-3895, Class PW	4.50%	07/15/41	1,596,956
1,736,399	Series 2011-3925, Class ZD	4.50%	09/15/41	2,174,274
644,257	Series 2011-3926, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	6.42%	05/15/40	48,044
2,386,259	Series 2011-3935, Class HZ	4.50%	10/15/41	2,997,590
108,425	Series 2011-3935, Class LI, IO	3.00%	10/15/21	536
14,090,926	Series 2011-3954, Class GS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	11/15/41	2,841,542
430,295	Series 2011-3956, Class KI, IO	3.00%	11/15/21	3,499
32,085	Series 2011-3960, Class BU	3.50%	02/15/30	32,101
144,899	Series 2011-3968, Class AI, IO (f)	3.00%	12/15/21	1,191
630,809	Series 2012-267, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	08/15/42	147,391
19,056,314	Series 2012-272, Class PO, PO, STRIPS	(b)	08/15/42	17,682,844
14,988,240	Series 2012-276, Class S5, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	09/15/42	2,649,142
73,908	Series 2012-278, Class F1, STRIPS, 1 Mo. LIBOR + 0.45% (a)	0.58%	09/15/42	74,593
379,481	Series 2012-3994, Class AI, IO	3.00%	02/15/22	3,655
583,559	Series 2012-3999, Class WA (e)	5.48%	08/15/40	671,301
1,878,000	Series 2012-4000, Class PY	4.50%	02/15/42	2,176,336
59,000	Series 2012-4012, Class GC	3.50%	06/15/40	62,154
31,736	Series 2012-4015, Class KB	1.75%	05/15/41	32,571
606,129	Series 2012-4021, Class IP, IO	3.00%	03/15/27	31,201
1,063,854	Series 2012-4026, Class GZ	4.50%	04/15/42	1,400,038
1,150,640	Series 2012-4030, Class IL, IO	3.50%	04/15/27	69,802
94,559	Series 2012-4038, Class CS, 1 Mo. LIBOR × -3 + 12.00% (d)	11.57%	04/15/42	110,455
941,418	Series 2012-4048, Class FJ, 1 Mo. LIBOR + 0.40% (a)	0.55%	07/15/37	941,849
2,059,555	Series 2012-4054, Class AI, IO	3.00%	04/15/27	114,345
32,403,181	Series 2012-4057, Class ZA	4.00%	06/15/42	36,672,404
4,049,493	Series 2012-4057, Class ZC	3.50%	06/15/42	4,500,734
2,035,996	Series 2012-4077, Class TS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	05/15/41	370,727
620,856	Series 2012-4090, Class YZ	4.50%	08/15/42	812,320
45,255	Series 2012-4097, Class ES, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	08/15/42	7,981
4,352,427	Series 2012-4097, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.92%	08/15/42	978,078
2,447,000	Series 2012-4098, Class PE	4.00%	08/15/42	2,797,576
451,734	Series 2012-4103, Class HI, IO	3.00%	09/15/27	28,821
52,553	Series 2012-4116, Class AS, IO, 1 Mo. LIBOR × -1 + 6.15% (d)	6.02%	10/15/42	10,275
2,219,877	Series 2012-4121, Class HI, IO	3.50%	10/15/27	154,560
2,158,989	Series 2012-4132, Class AI, IO	4.00%	10/15/42	338,260
569,053	Series 2012-4136, Class TU, IO, 1 Mo. LIBOR × -22.50 + 139.50%, 4.50% Cap (d)	4.50%	08/15/42	104,129
519,624	Series 2012-4145, Class YI, IO	3.00%	12/15/27	32,729
459,930	Series 2013-299, Class S1, IO, STRIPS, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	01/15/43	79,883
573,343	Series 2013-303, Class C2, IO, STRIPS	3.50%	01/15/28	41,510
8,965,723	Series 2013-303, Class C12, IO, STRIPS	4.00%	12/15/32	953,712

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$20,407,542	Series 2013-303, Class C33, IO, STRIPS	4.50%	01/15/43	$3,208,340
5,192,546	Series 2013-304, Class C19, IO, STRIPS	5.00%	06/15/42	1,110,967
474,579	Series 2013-304, Class C37, IO, STRIPS	3.50%	12/15/27	25,471
2,243,183	Series 2013-304, Class C40, IO, STRIPS	3.50%	09/15/26	113,772
18,440,833	Series 2013-311, Class PO, PO, STRIPS	(b)	08/15/43	17,490,265
2,541,605	Series 2013-4151, Class DI, IO	3.50%	11/15/31	140,835
5,213,088	Series 2013-4154, Class IB, IO	3.50%	01/15/28	371,440
12,747,506	Series 2013-4170, Class CO, PO	(b)	11/15/32	12,267,012
905,000	Series 2013-4176, Class HE	4.00%	03/15/43	1,056,316
732,650	Series 2013-4177, Class GL	3.00%	03/15/33	810,226
1,639,687	Series 2013-4184, Class GZ	3.00%	03/15/43	1,590,104
5,972,708	Series 2013-4193, Class AI, IO	3.00%	04/15/28	409,601
826,035	Series 2013-4193, Class PB	4.00%	04/15/43	1,000,516
15,242,745	Series 2013-4194, Class GI, IO	4.00%	04/15/43	2,189,704
3,525,686	Series 2013-4203, Class US, 1 Mo. LIBOR × -1.50 + 6.00% (d)	5.81%	05/15/33	3,652,585
500,000	Series 2013-4211, Class PB	3.00%	05/15/43	549,950
1,759,787	Series 2013-4213, Class MZ	4.00%	06/15/43	2,064,658
303,042	Series 2013-4226, Class NS, 1 Mo. LIBOR × -3 + 10.50% (d)	10.07%	01/15/43	374,885
458,205	Series 2013-4239, Class IO, IO	3.50%	06/15/27	27,729
1,450,000	Series 2013-4247, Class AY	4.50%	09/15/43	1,792,148
877,343	Series 2013-4261, Class GS, 1 Mo. LIBOR × -2.75 + 10.98% (d)	10.63%	01/15/41	1,152,203
837,031	Series 2013-4265, Class IB, IO	4.50%	12/15/24	43,107
182,047	Series 2014-4300, Class IM, IO	3.00%	03/15/37	8,111
1,128,985	Series 2014-4314, Class CI, IO	6.00%	03/15/44	257,351
2,222,355	Series 2014-4316, Class XZ	4.50%	03/15/44	2,601,036
59,211	Series 2014-4318, Class CI, IO	4.00%	03/15/22	305
14,395,640	Series 2014-4329, Class VZ	4.00%	04/15/44	16,213,168
204,242	Series 2014-4332, Class PO, PO	(b)	01/15/33	204,103
5,174,183	Series 2014-4347, Class YT	3.50%	06/15/44	5,543,422
15,413,185	Series 2014-4375, Class MZ	3.50%	08/15/44	17,434,123
5,198,912	Series 2014-4387, Class IE, IO	2.50%	11/15/28	289,314
30,366,155	Series 2015-4483, Class ZX	4.15%	06/15/44	36,132,548
934,866	Series 2015-4503, Class MI, IO	5.00%	08/15/45	180,791
863,694	Series 2015-4512, Class W (c) (e)	5.41%	05/15/38	988,538
136,781	Series 2015-4520, Class AI, IO	3.50%	10/15/35	13,691
549,251	Series 2015-4522, Class JZ	2.00%	01/15/45	575,623
17,513,863	Series 2015-4532, Class ZX	4.00%	09/15/45	20,084,443
260,572	Series 2016-4546, Class PZ	4.00%	12/15/45	320,596
441,083	Series 2016-4546, Class ZT	4.00%	01/15/46	543,212
10,712,491	Series 2016-4559, Class LI, IO	2.50%	03/15/31	731,395
135,393	Series 2016-4568, Class MZ	4.00%	04/15/46	166,084
16,410,054	Series 2016-4570, Class ST, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	04/15/46	3,891,344
6,505,951	Series 2016-4572, Class LI, IO	4.00%	08/15/45	922,939
13,846,655	Series 2016-4582, Class GZ	3.75%	03/15/52	15,749,116
29,917,107	Series 2016-4585, Class DS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	05/15/46	7,080,419
6,642,781	Series 2016-4587, Class ZH, steps up 07/15/21 to 4.00% (g)	3.75%	03/15/44	7,758,479
2,378,497	Series 2016-4591, Class GI, IO	4.00%	12/15/44	320,091
1,318,383	Series 2016-4596, Class FL, 1 Mo. LIBOR + 0.50% (a)	0.65%	11/15/41	1,332,160
771,702	Series 2016-4600, Class WT	3.50%	07/15/36	906,600
287,817	Series 2016-4605, Class KS, 1 Mo. LIBOR × -1.57 + 4.71% (d)	4.48%	08/15/43	302,201
747,331	Series 2016-4609, Class YI, IO	4.00%	04/15/54	27,137

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$442,360	Series 2016-4613, Class AF, 1 Mo. LIBOR + 1.10% (a)	1.23%	11/15/37	$448,149
1,121,106	Series 2016-4615, Class GT, 1 Mo. LIBOR × -4 + 16.00%, 4.00% Cap (d)	4.00%	10/15/42	1,103,966
18,867,811	Series 2016-4619, Class IB, IO	4.00%	12/15/47	717,969
3,135,680	Series 2016-4641, Class DI, IO	5.00%	05/15/41	463,321
8,552,848	Series 2017-4649, Class AZ	3.50%	05/15/46	9,477,622
1,173,000	Series 2017-4650, Class JH	3.00%	01/15/47	1,285,186
10,302,487	Series 2017-4660, Class PO, PO	(b)	01/15/33	8,730,771
85,084,299	Series 2017-4673, Class WZ	3.50%	04/15/47	93,838,929
600,000	Series 2017-4681, Class JY	2.50%	05/15/47	631,107
11,367,196	Series 2017-4682, Class KZ	3.50%	09/15/46	12,698,724
5,721,264	Series 2018-4774, Class SL, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.07%	04/15/48	961,321
22,395,883	Series 2018-4778, Class DZ	4.00%	04/15/48	25,964,792
2,493,386	Series 2018-4780, Class VA	4.00%	05/15/29	2,635,370
6,324,754	Series 2018-4780, Class Z	4.00%	01/15/48	7,331,954
4,800,304	Series 2018-4790, Class IO, IO	4.50%	05/15/48	787,616
85,319,232	Series 2018-4790, Class Z	4.00%	05/15/48	92,151,024
9,924,000	Series 2018-4826, Class ME	3.50%	09/15/48	10,690,087
3,517,000	Series 2018-4833, Class PY	4.00%	10/15/48	3,881,629
10,796,287	Series 2018-4851, Class PO, PO	(b)	08/15/57	9,214,073
6,741,251	Series 2018-4855, Class AZ	4.00%	08/15/48	7,419,515
10,484,643	Series 2018-4857, Class ZB	4.50%	01/15/49	11,662,812
26,121,038	Series 2018-4858, Class EK	4.00%	01/15/49	27,917,147
3,043,331	Series 2019-4872, Class BZ	4.00%	04/15/49	3,631,704
15,979,046	Series 2019-4894, Class PZ	4.00%	07/15/49	17,323,324
10,625,068	Series 2019-4910, Class SA, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.92%	06/15/49	1,976,170
17,634,843	Series 2019-4938, Class BS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	12/25/49	2,413,062
18,535,796	Series 2019-4943, Class NS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	01/25/50	3,273,607
65,417,991	Series 2020-4973, Class IK, IO	5.00%	05/25/50	11,244,437
2,515,155	Series 2020-4974, Class IA, IO	3.50%	12/25/49	792,092
9,018,093	Series 2020-4988, Class IJ, IO	4.50%	12/15/47	1,510,791
7,549,342	Series 2020-5000, Class ZE	1.00%	07/25/50	7,469,175
58,706,340	Series 2020-5008, Class MI, IO	4.00%	09/25/50	10,271,643
12,690,483	Series 2020-5013, Class HI, IO	5.00%	03/25/40	2,144,058
6,675,477	Series 2020-5013, Class IQ, IO	3.50%	09/25/50	1,201,156
32,526,347	Series 2020-5013, Class QI, IO	3.50%	09/25/50	6,480,283
20,930,933	Series 2020-5023, Class AI, IO	4.50%	10/25/50	4,130,439
27,612,640	Series 2020-5034, Class IO, IO (e)	2.60%	10/15/45	1,369,742
20,410,422	Series 2020-5050, Class MI, IO	3.50%	10/25/50	3,476,005
47,513,506	Series 2020-5051, Class CI, IO	4.00%	12/25/35	5,874,223
9,210,924	Series 2021-5076, Class DZ (h)	1.25%	02/15/51	9,203,728
	Federal National Mortgage Association
73,394	Series 1992-38, Class GZ	7.50%	07/25/22	76,137
11	Series 1992-44, Class ZQ	8.00%	07/25/22	11
2,547	Series 1992-185, Class ZB	7.00%	10/25/22	2,647
426	Series 1993-3, Class K	7.00%	02/25/23	440
6,382	Series 1993-39, Class Z	7.50%	04/25/23	6,687
744	Series 1993-46, Class FH, 7 Yr. Constant Maturity Treasury Rate - 0.20% (a)	0.46%	04/25/23	738
88,137	Series 1993-169, Class L	6.50%	09/25/23	93,360
28,120	Series 1993-171, Class SB, 10 Yr. Constant Maturity Treasury Rate × -2.17 + 21.99% (d)	19.93%	09/25/23	32,586

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$20,468	Series 1993-214, Class 2, IO, STRIPS	7.50%	03/25/23	$1,167
237,497	Series 1993-222, Class 2, IO, STRIPS	7.00%	06/25/23	14,476
13,177	Series 1993-230, Class FA, 1 Mo. LIBOR + 0.60% (a)	0.75%	12/25/23	13,119
120,210	Series 1994-61, Class FG, 1 Mo. LIBOR + 1.50% (a)	1.65%	04/25/24	121,773
39,099	Series 1996-51, Class AY, IO	7.00%	12/18/26	4,781
77,888	Series 1998-37, Class VZ	6.00%	06/17/28	82,373
493,811	Series 2000-45, Class SD, IO, 1 Mo. LIBOR × -1 + 7.95% (d)	7.82%	12/18/30	58,094
70	Series 2001-8, Class SE, IO, 1 Mo. LIBOR × -1 + 8.60% (d)	8.47%	02/17/31	1
84,013	Series 2001-34, Class SR, IO, 1 Mo. LIBOR × -1 + 8.10% (d)	7.97%	08/18/31	7,824
2,867	Series 2001-42, Class SB, 1 Mo. LIBOR × -16 + 128.00%, 8.50% Cap (d)	8.50%	09/25/31	3,226
152,585	Series 2001-46, Class F, 1 Mo. LIBOR + 0.40% (a)	0.53%	09/18/31	152,936
8,482	Series 2002-22, Class G	6.50%	04/25/32	10,055
92,153	Series 2002-30, Class Z	6.00%	05/25/32	107,974
68,095	Series 2002-80, Class CZ	4.50%	09/25/32	81,604
103,501	Series 2002-320, Class 2, IO, STRIPS	7.00%	04/25/32	21,197
101,831	Series 2002-323, Class 6, IO, STRIPS	6.00%	01/25/32	18,040
265,469	Series 2002-324, Class 2, IO, STRIPS	6.50%	07/25/32	45,038
30,191	Series 2003-14, Class AT	4.00%	03/25/33	31,722
76,948	Series 2003-21, Class OA	4.00%	03/25/33	82,659
102,544	Series 2003-32, Class UI, IO	6.00%	05/25/33	22,097
453,608	Series 2003-45, Class JB	5.50%	06/25/33	525,011
31,160	Series 2003-52, Class NA	4.00%	06/25/23	31,547
3,443,425	Series 2003-61, Class MZ	5.00%	08/25/33	3,836,413
18,798	Series 2003-63, Class F1, 1 Mo. LIBOR + 0.30% (a)	0.43%	11/25/27	18,774
1,687,679	Series 2003-63, Class IP, IO	6.00%	07/25/33	304,135
355,000	Series 2003-71, Class NH	4.29%	08/25/33	420,478
364,439	Series 2003-75, Class GI, IO	5.00%	08/25/23	8,361
172,506	Series 2003-109, Class YB	6.00%	11/25/33	204,154
164,267	Series 2003-339, Class 12, IO, STRIPS	6.00%	06/25/33	27,495
335,687	Series 2003-343, Class 2, IO, STRIPS	4.50%	10/25/33	44,760
289,047	Series 2003-345, Class 14, IO, STRIPS	6.00%	03/25/34	52,837
55,929	Series 2003-348, Class 17, IO, STRIPS	7.50%	12/25/33	11,068
81,200	Series 2003-348, Class 18, IO, STRIPS (e)	7.50%	12/25/33	16,774
88,160	Series 2003-W3, Class 2A5	5.36%	06/25/42	101,915
832,038	Series 2003-W6, Class 1A41	5.40%	10/25/42	956,624
32,536	Series 2003-W10, Class 1A4	4.51%	06/25/43	36,515
1,042,369	Series 2003-W12, Class 1A8	4.55%	06/25/43	1,162,272
264,761	Series 2004-10, Class ZB	6.00%	02/25/34	308,323
851,311	Series 2004-18, Class EZ	6.00%	04/25/34	1,005,242
304,604	Series 2004-25, Class LC	5.50%	04/25/34	356,897
328,526	Series 2004-25, Class UC	5.50%	04/25/34	388,696
40,114	Series 2004-28, Class ZH	5.50%	05/25/34	53,756
610,039	Series 2004-60, Class AC	5.50%	04/25/34	697,293
11,447	Series 2004-W9, Class 1A3	6.05%	02/25/44	13,267
1,271,090	Series 2004-W10, Class A6	5.75%	08/25/34	1,398,753
2,397,315	Series 2005-2, Class S, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.47%	02/25/35	452,926
484,576	Series 2005-2, Class TB, IO, 1 Mo. LIBOR × -1 + 5.90%, 0.40% Cap (d)	0.40%	07/25/33	5,143
55,086	Series 2005-29, Class ZT	5.00%	04/25/35	69,571
104,015	Series 2005-40, Class SA, IO, 1 Mo. LIBOR × -1 + 6.70% (d)	6.57%	05/25/35	19,472
276,097	Series 2005-52, Class TZ	6.50%	06/25/35	405,205

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$1,005,841	Series 2005-57, Class KZ	6.00%	07/25/35	$1,328,644
12,032	Series 2005-67, Class SC, 1 Mo. LIBOR × -2.15 + 14.41% (d)	14.13%	08/25/35	15,885
54,502	Series 2005-79, Class NS, IO, 1 Mo. LIBOR × -1 + 6.09% (d)	5.96%	09/25/35	10,184
5,759,569	Series 2005-86, Class WZ	5.50%	10/25/35	6,560,251
17,732	Series 2005-87, Class SC, 1 Mo. LIBOR × -1.67 + 13.83% (d)	13.59%	10/25/35	24,839
29,378	Series 2005-90, Class ES, 1 Mo. LIBOR × -2.50 + 16.88% (d)	16.55%	10/25/35	41,573
52,313	Series 2005-95, Class WZ	6.00%	11/25/35	77,855
37,575	Series 2005-102, Class DS, 1 Mo. LIBOR × -2.75 + 19.80% (d)	19.44%	11/25/35	45,473
637,848	Series 2005-104, Class UE	5.50%	12/25/35	732,209
163,794	Series 2005-359, Class 6, IO, STRIPS	5.00%	11/25/35	23,292
475,608	Series 2005-359, Class 12, IO, STRIPS	5.50%	10/25/35	88,888
133,660	Series 2005-362, Class 13, IO, STRIPS	6.00%	08/25/35	26,856
78,404	Series 2005-W1, Class 1A2	6.50%	10/25/44	94,068
37,163	Series 2006-5, Class 2A2 (c)	2.84%	02/25/35	39,497
29,870,946	Series 2006-5, Class N2, IO (c)	0.00%	02/25/35	299
70,839	Series 2006-15, Class IS, IO, 1 Mo. LIBOR × -1 + 6.58% (d)	6.45%	03/25/36	14,519
1,521,364	Series 2006-20, Class PI, IO, 1 Mo. LIBOR × -1 + 6.68% (d)	6.55%	11/25/30	180,215
24,176	Series 2006-31, Class PZ	6.00%	05/25/36	36,075
59,522	Series 2006-42, Class CF, 1 Mo. LIBOR + 0.45% (a)	0.58%	06/25/36	60,012
1,862,809	Series 2006-42, Class EI, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	6.42%	06/25/36	324,894
490,581	Series 2006-59, Class SL, IO, 1 Mo. LIBOR × -1 + 6.57% (d)	6.44%	07/25/36	85,179
678,740	Series 2006-80, Class PH	6.00%	08/25/36	809,598
92,023	Series 2006-85, Class MZ	6.50%	09/25/36	108,855
2,415,554	Series 2006-110, Class PI, IO	5.50%	11/25/36	458,823
2,647,950	Series 2006-116, Class ES, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	6.52%	12/25/36	515,876
234,188	Series 2006-117, Class GF, 1 Mo. LIBOR + 0.35% (a)	0.50%	12/25/36	235,354
2,600,957	Series 2006-118, Class A1, 1 Mo. LIBOR + 0.06% (a)	0.21%	12/25/36	2,586,378
1,355	Series 2006-126, Class DZ	5.50%	01/25/37	1,446
444	Series 2006-378, Class 31, IO, STRIPS (f)	4.50%	06/25/21	1
313,274	Series 2007-7, Class KA	5.75%	08/25/36	390,028
34,039	Series 2007-25, Class FB, 1 Mo. LIBOR + 0.33% (a)	0.46%	04/25/37	34,202
861,975	Series 2007-28, Class ZA	6.00%	04/25/37	981,517
56,364	Series 2007-32, Class KT	5.50%	04/25/37	64,686
796,457	Series 2007-57, Class ZG	4.75%	06/25/37	970,852
517,838	Series 2007-60, Class ZS	4.75%	07/25/37	669,109
505,051	Series 2007-68, Class AE	6.50%	07/25/37	642,336
445,259	Series 2007-116, Class PB	5.50%	08/25/35	520,670
146,982	Series 2007-117, Class MD	5.50%	07/25/37	160,730
4,391,256	Series 2007-W10, Class 3A (c)	3.15%	06/25/47	4,658,979
120,152	Series 2008-3, Class FZ, 1 Mo. LIBOR + 0.55% (a)	0.68%	02/25/38	115,883
19,129	Series 2008-8, Class ZA	5.00%	02/25/38	23,039
15,807	Series 2008-17, Class IP, IO (f)	6.50%	02/25/38	1,885
266,502	Series 2008-65, Class PE	5.75%	08/25/38	311,311
952,292	Series 2008-389, Class 4, IO, STRIPS	6.00%	03/25/38	167,279
14,591	Series 2009-10, Class AB	5.00%	03/25/24	15,118
1,041,599	Series 2009-11, Class PI, IO	5.50%	03/25/36	195,215
9,123	Series 2009-14, Class BS, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.12%	03/25/24	217
1,069,561	Series 2009-37, Class NZ	5.71%	02/25/37	1,399,483
44,008	Series 2009-47, Class PE	4.00%	07/25/39	44,734
4,400,000	Series 2009-50, Class GX	5.00%	07/25/39	5,389,055
689,169	Series 2009-64, Class ZD	8.00%	08/25/39	864,992
121,009	Series 2009-69, Class PO, PO	(b)	09/25/39	112,521

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$3,679,868	Series 2009-85, Class J	4.50%	10/25/39	$4,150,673
299,751	Series 2009-91, Class HL	5.00%	11/25/39	326,807
97,000	Series 2009-92, Class DB	5.00%	11/25/39	118,441
743,322	Series 2009-103, Class PZ	6.00%	12/25/39	1,078,466
271,994	Series 2009-106, Class SN, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.12%	01/25/40	48,766
257,357	Series 2009-109, Class PZ	4.50%	01/25/40	311,463
83,315	Series 2009-115, Class HZ	5.00%	01/25/40	89,704
1,493,128	Series 2009-397, Class 2, IO, STRIPS	5.00%	09/25/39	248,661
344,561	Series 2009-398, Class C13, IO, STRIPS	4.00%	06/25/24	14,814
1,350,000	Series 2010-2, Class LC	5.00%	02/25/40	1,605,536
185,204	Series 2010-3, Class DZ	4.50%	02/25/40	227,585
231,419	Series 2010-21, Class KO, PO	(b)	03/25/40	221,678
500,000	Series 2010-35, Class EP	5.50%	04/25/40	626,363
483,667	Series 2010-35, Class SJ, 1 Mo. LIBOR × -3.33 + 17.67% (d)	17.23%	04/25/40	667,563
400,000	Series 2010-38, Class KC	4.50%	04/25/40	457,123
466,502	Series 2010-45, Class WB	5.00%	05/25/40	525,508
44,061	Series 2010-49, Class SC, 1 Mo. LIBOR × -2 + 12.66% (d)	12.40%	03/25/40	57,154
482,700	Series 2010-68, Class BI, IO	5.50%	07/25/50	99,510
46,642	Series 2010-75, Class MT (c)	1.92%	12/25/39	48,519
452,355	Series 2010-110, Class KI, IO	5.50%	10/25/25	19,014
212,250	Series 2010-115, Class PO, PO	(b)	04/25/40	202,527
335,149	Series 2010-129, Class SM, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.85%	11/25/40	41,383
2,821,000	Series 2010-142, Class DL	4.00%	12/25/40	3,333,685
2,334,417	Series 2010-147, Class KS, IO, 1 Mo. LIBOR × -1 + 5.95% (d)	5.82%	01/25/41	283,850
328,335	Series 2011-9, Class AZ	5.00%	05/25/40	366,099
1,507,000	Series 2011-10, Class AY	6.00%	02/25/41	2,053,340
191,951	Series 2011-30, Class LS, IO (e)	2.74%	04/25/41	13,759
122,503	Series 2011-30, Class ZB	5.00%	04/25/41	147,697
339,625	Series 2011-47, Class AI, IO	5.50%	01/25/40	1,615
513,356	Series 2011-52, Class GB	5.00%	06/25/41	590,807
92,823	Series 2011-60, Class OA, PO	(b)	08/25/39	85,610
2,346,135	Series 2011-73, Class PI, IO	4.50%	05/25/41	161,645
325,135	Series 2011-74, Class TQ, IO, 1 Mo. LIBOR × -6.43 + 55.93%, 4.50% Cap (d)	4.50%	12/25/33	38,716
20,616	Series 2011-75, Class BL	3.50%	08/25/21	20,701
43,700	Series 2011-86, Class DI, IO	3.50%	09/25/21	304
2,124,418	Series 2011-87, Class YI, IO	5.00%	09/25/41	389,660
3,810,272	Series 2011-101, Class EI, IO	3.50%	10/25/26	174,617
750,000	Series 2011-105, Class MB	4.00%	10/25/41	865,349
1,660,533	Series 2011-111, Class PZ	4.50%	11/25/41	2,087,745
6,520	Series 2011-113, Class GA	2.00%	11/25/21	6,538
465,728	Series 2011-118, Class IC, IO	3.50%	11/25/21	3,113
6,808,569	Series 2011-123, Class JS, IO, 1 Mo. LIBOR × -1 + 6.65% (d)	6.52%	03/25/41	1,113,926
12,368,225	Series 2011-123, Class ZP	4.50%	12/25/41	14,578,788
350,994	Series 2011-137, Class AI, IO (f)	3.00%	01/25/22	2,916
532,693	Series 2011-145, Class IO, IO	3.00%	01/25/22	4,534
160,266	Series 2012-8, Class TI, IO	3.00%	10/25/21	1,045
12,849,413	Series 2012-15, Class PZ	4.00%	03/25/42	14,802,863
1,411,168	Series 2012-28, Class PT	4.00%	03/25/42	1,566,779
776,952	Series 2012-39, Class PB	4.25%	04/25/42	934,701
190,044	Series 2012-52, Class BZ	4.00%	05/25/42	200,489
952,275	Series 2012-53, Class CI, IO	3.00%	05/25/22	11,223

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$952,539	Series 2012-65, Class IO, IO	5.50%	07/25/40	$176,657
247,158	Series 2012-66, Class DI, IO	3.50%	06/25/27	15,820
6,665,633	Series 2012-101, Class AI, IO	3.00%	06/25/27	303,302
5,746,772	Series 2012-103, Class HI, IO	3.00%	09/25/27	313,484
338,840	Series 2012-111, Class B	7.00%	10/25/42	409,280
2,987,757	Series 2012-118, Class DI, IO	3.50%	01/25/40	125,418
258,377	Series 2012-118, Class IB, IO	3.50%	11/25/42	38,934
13,991,271	Series 2012-122, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	11/25/42	2,937,971
435,138	Series 2012-133, Class KO, PO	(b)	12/25/42	296,978
533,494	Series 2012-134, Class GI, IO	4.50%	03/25/29	3,379
706,527	Series 2012-138, Class MA	1.00%	12/25/42	704,041
2,215,242	Series 2012-146, Class QA	1.00%	01/25/43	2,166,987
449,167	Series 2012-409, Class 49, IO, STRIPS (e)	3.50%	11/25/41	57,371
573,346	Series 2012-409, Class 53, IO, STRIPS (e)	3.50%	04/25/42	74,484
1,608,600	Series 2012-409, Class C17, IO, STRIPS	4.00%	11/25/41	221,991
690,000	Series 2013-10, Class HQ	2.50%	02/25/43	653,313
657,315	Series 2013-13, Class IK, IO	2.50%	03/25/28	32,294
120,893	Series 2013-22, Class TS, 1 Mo. LIBOR × -1.50 + 6.08% (d)	5.86%	03/25/43	125,889
48,172	Series 2013-23, Class ZB	3.00%	03/25/43	43,969
13,648,473	Series 2013-33, Class UZ	3.50%	04/25/43	15,327,215
750,000	Series 2013-41, Class DB	3.00%	05/25/43	812,355
1,657,090	Series 2013-43, Class IX, IO	4.00%	05/25/43	322,716
542,095	Series 2013-51, Class PI, IO	3.00%	11/25/32	47,465
730,975	Series 2013-52, Class MD	1.25%	06/25/43	726,917
7,527,358	Series 2013-54, Class LI, IO	7.00%	11/25/34	1,573,293
920,310	Series 2013-55, Class AI, IO	3.00%	06/25/33	92,654
5,269,073	Series 2013-67, Class IL, IO	6.50%	07/25/43	986,158
125,510	Series 2013-70, Class JZ	3.00%	07/25/43	137,843
198,273	Series 2013-75, Class FC, 1 Mo. LIBOR + 0.25% (a)	0.40%	07/25/42	198,688
179,743	Series 2013-94, Class CA	3.50%	08/25/38	181,183
64,989	Series 2013-103, Class IO, IO	3.50%	03/25/38	1,487
379,979	Series 2013-105, Class BN	4.00%	05/25/43	436,472
262,009	Series 2013-105, Class KO, PO	(b)	10/25/43	251,864
195,852	Series 2013-106, Class KN	3.00%	10/25/43	210,852
370,543	Series 2013-128, Class PO, PO	(b)	12/25/43	338,211
1,003,000	Series 2013-130, Class QY	4.50%	06/25/41	1,213,664
3,381,084	Series 2013-417, Class C21, IO, STRIPS	4.00%	12/25/42	576,162
6,180,570	Series 2013-418, Class C1, IO, STRIPS	3.50%	08/25/43	849,393
189,179	Series 2014-29, Class GI, IO	3.00%	05/25/29	11,411
5,433,639	Series 2014-44, Class NI, IO	4.50%	08/25/29	288,376
833,849	Series 2014-46, Class KA (e)	6.29%	08/25/44	991,466
234,320	Series 2014-68, Class GI, IO	4.50%	10/25/43	23,929
561,375	Series 2014-82, Class GZ	4.00%	12/25/44	679,895
1,302,032	Series 2014-84, Class LI, IO	3.50%	12/25/26	60,744
15,644	Series 2014-91, Class PB	3.00%	02/25/38	15,638
875,000	Series 2015-16, Class MY	3.50%	04/25/45	1,025,093
8,000,000	Series 2015-19, Class JB	3.50%	04/25/45	9,072,454
259,041	Series 2015-38, Class GI, IO	3.00%	09/25/43	11,779
15,148,236	Series 2015-40, Class AI, IO	6.00%	05/25/37	3,059,250
1,482,603	Series 2015-76, Class BI, IO	4.00%	10/25/39	93,777
10,691,205	Series 2015-80, Class HZ	3.50%	11/25/45	11,592,842
267,443	Series 2015-93, Class KI, IO	3.00%	09/25/44	16,695

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$4,714,682	Series 2015-97, Class AI, IO	4.00%	09/25/41	$233,066
5,401,171	Series 2016-2, Class EZ	2.50%	02/25/46	5,594,721
25,734,596	Series 2016-40, Class MS, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	07/25/46	6,019,247
11,737,546	Series 2016-44, Class Z	3.50%	07/25/46	12,836,969
11,164,568	Series 2016-62, Class SB, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	09/25/46	2,159,057
1,152,704	Series 2016-71, Class NI, IO	3.50%	04/25/46	152,878
7,039,347	Series 2016-73, Class PI, IO	3.00%	08/25/46	795,640
507,447	Series 2016-74, Class HI, IO	3.50%	10/25/46	79,073
484,449	Series 2016-84, Class DF, 1 Mo. LIBOR + 0.42% (a)	0.57%	11/25/46	484,552
1,269,680	Series 2016-87, Class AF, 1 Mo. LIBOR + 0.40% (a)	0.55%	11/25/46	1,266,657
13,352,671	Series 2017-18, Class AS, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.92%	03/25/47	2,999,329
597,364	Series 2017-46, Class BY	3.00%	06/25/47	645,415
8,653,795	Series 2017-49, Class ZJ	4.00%	07/25/57	10,426,023
11,636,005	Series 2017-50, Class BZ	3.00%	07/25/47	12,838,242
25,685,029	Series 2017-54, Class IG, IO	4.00%	07/25/47	3,478,554
11,105,653	Series 2017-65, Class SA, IO, 1 Mo. LIBOR × -1 + 5.90%, 5.00% Cap (d)	5.00%	09/25/47	1,704,577
3,820,084	Series 2017-84, Class ZK	3.50%	10/25/57	4,522,125
5,704,784	Series 2017-87, Class GI, IO	4.00%	06/25/44	899,795
2,018,020	Series 2017-87, Class ZA	4.00%	11/25/57	2,425,180
2,443,996	Series 2018-17, Class Z	3.50%	03/25/48	2,901,902
29,019,970	Series 2018-76, Class ZL	4.00%	10/25/58	34,304,181
12,557,063	Series 2018-86, Class DL	3.50%	12/25/48	13,718,914
6,517,384	Series 2018-92, Class DA	3.50%	11/25/46	6,724,901
3,957,386	Series 2018-92, Class DB	3.50%	01/25/49	4,337,918
5,746,598	Series 2018-94, Class AZ	4.00%	01/25/49	6,452,025
16,355,149	Series 2019-8, Class DY	3.50%	03/25/49	17,393,250
18,690,413	Series 2019-12, Class HY	3.50%	04/25/59	21,628,015
7,739,102	Series 2019-17, Class GZ	4.00%	11/25/56	9,330,899
13,844,501	Series 2019-21, Class BL	4.00%	05/25/59	16,799,945
22,212,267	Series 2019-26, Class GA	3.50%	06/25/49	23,707,530
11,120,397	Series 2019-27, Class HA	3.00%	06/25/49	11,648,792
13,663,294	Series 2019-29, Class HT	3.00%	06/25/49	14,340,649
14,906,095	Series 2019-34, Class JA	3.00%	07/25/49	15,750,381
25,545,709	Series 2019-34, Class LA	3.00%	07/25/49	27,215,417
10,470,762	Series 2019-37, Class A	3.00%	07/25/49	11,051,768
22,068,626	Series 2019-41, Class SN, IO, 1 Mo. LIBOR × -1 + 6.05% (d)	5.92%	08/25/49	4,092,229
7,805,000	Series 2019-45, Class BU	3.00%	08/25/49	8,620,163
25,150,977	Series 2019-57, Class JA	2.50%	10/25/49	26,091,346
14,025,916	Series 2019-59, Class PT	2.50%	10/25/49	14,607,063
23,045,821	Series 2019-66, Class C	3.00%	11/25/49	24,315,927
47,722,856	Series 2019-68, Class KP	2.50%	11/25/49	50,606,271
35,133,664	Series 2019-70, Class WA, PO	(b)	11/25/42	32,298,405
23,839,665	Series 2020-1, Class LA	4.00%	02/25/60	29,403,285
33,065,319	Series 2020-9, Class SJ, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	02/25/50	6,992,376
11,969,763	Series 2020-20, Class KI, IO	4.00%	03/25/50	4,486,253
51,837,691	Series 2020-34, Class AI, IO	3.50%	06/25/35	5,062,816
19,235,733	Series 2020-37, Class QI, IO	4.50%	06/25/50	3,379,882
4,993,045	Series 2020-44, Class QZ	1.00%	07/25/50	4,902,587
5,154,447	Series 2020-44, Class ZQ	0.75%	07/25/50	5,041,305
7,292,846	Series 2020-66, Class IC, IO	6.00%	10/25/47	1,508,159
60,810,709	Series 2020-74, Class IQ, IO	6.00%	10/25/50	13,209,606

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$53,607,331	Series 2020-77, Class DI, IO	4.00%	11/25/35	$6,384,488
22,803,680	Series 2020-93, Class NI, IO	3.00%	01/25/51	2,422,382
22,033,639	Series 2021-1, Class IB, IO (h)	3.50%	02/25/61	3,862,772
	Government National Mortgage Association
28,421	Series 2001-60, Class PZ	6.00%	12/20/31	28,425
177,073	Series 2002-72, Class ZB	6.00%	10/20/32	177,197
285,642	Series 2002-75, Class PJ	5.50%	11/20/32	291,108
242,085	Series 2003-4, Class MZ	5.50%	01/20/33	261,504
437,799	Series 2003-18, Class PG	5.50%	03/20/33	475,839
1,384,084	Series 2003-35, Class TZ	5.75%	04/16/33	1,466,669
211,774	Series 2003-42, Class SA, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.47%	07/16/31	1,666
942,060	Series 2003-42, Class SH, IO, 1 Mo. LIBOR × -1 + 6.55% (d)	6.42%	05/20/33	4,475
117,561	Series 2003-62, Class MZ	5.50%	07/20/33	136,783
257,710	Series 2003-84, Class Z	5.50%	10/20/33	293,027
142,622	Series 2004-37, Class B	6.00%	04/17/34	162,389
496,887	Series 2004-49, Class MZ	6.00%	06/20/34	592,419
58,348	Series 2004-68, Class ZC	6.00%	08/20/34	66,678
71,351	Series 2004-71, Class ST, 1 Mo. LIBOR × -6.25 + 44.50%, 7.00% Cap (d)	7.00%	09/20/34	78,244
122,310	Series 2004-83, Class AK, 1 Mo. LIBOR × -3.00 + 16.49% (d)	16.10%	10/16/34	158,042
551,808	Series 2004-88, Class SM, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	10/16/34	71,822
51,145	Series 2004-92, Class AK, 1 Mo. LIBOR × -3 + 16.50% (d)	16.11%	11/16/34	70,703
1,566,884	Series 2004-92, Class BZ	5.50%	11/16/34	1,800,245
223,110	Series 2004-105, Class JZ	5.00%	12/20/34	254,848
243,323	Series 2004-105, Class KA	5.00%	12/16/34	268,907
222,185	Series 2005-3, Class JZ	5.00%	01/16/35	242,538
222,185	Series 2005-3, Class KZ	5.00%	01/16/35	252,119
23,362	Series 2005-7, Class AJ, 1 Mo. LIBOR × -4 + 22.00% (d)	21.48%	02/16/35	36,624
93,954	Series 2005-7, Class KA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	18.59%	12/17/34	104,004
283,697	Series 2005-7, Class MA, 1 Mo. LIBOR × -2.81 + 18.95% (d)	18.59%	12/17/34	343,053
189,531	Series 2005-33, Class AY	5.50%	04/16/35	212,892
169,359	Series 2005-41, Class PA	4.00%	05/20/35	184,763
381,866	Series 2005-44, Class IO, IO	5.50%	07/20/35	44,842
3,396,921	Series 2005-78, Class ZA	5.00%	10/16/35	3,817,266
296,583	Series 2005-93, Class PO, PO	(b)	06/20/35	290,610
558,536	Series 2006-17, Class TW	6.00%	04/20/36	648,273
500,000	Series 2006-38, Class OH	6.50%	08/20/36	610,213
178,430	Series 2006-61, Class ZA	5.00%	11/20/36	201,424
414,814	Series 2007-16, Class OZ	6.00%	04/20/37	499,722
170,881	Series 2007-27, Class SD, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.07%	05/20/37	27,737
142,699	Series 2007-41, Class OL, PO	(b)	07/20/37	137,929
254,593	Series 2007-42, Class SB, IO, 1 Mo. LIBOR × -1 + 6.75% (d)	6.62%	07/20/37	44,170
133,432	Series 2007-68, Class NA	5.00%	11/20/37	147,751
828,797	Series 2007-71, Class ZD	6.00%	11/20/37	934,235
149,482	Series 2007-81, Class FZ, 1 Mo. LIBOR + 0.35% (a)	0.48%	12/20/37	149,799
118,454	Series 2008-16, Class PO, PO	(b)	02/20/38	112,051
6,951	Series 2008-20, Class PO, PO	(b)	09/20/37	6,930
7,646	Series 2008-29, Class PO, PO	(b)	02/17/33	7,642
125,299	Series 2008-33, Class XS, IO, 1 Mo. LIBOR × -1 + 7.70% (d)	7.57%	04/16/38	21,954
687,585	Series 2008-47, Class ML	5.25%	06/16/38	785,677
187,500	Series 2008-54, Class PE	5.00%	06/20/38	216,632
563,281	Series 2008-71, Class JI, IO	6.00%	04/20/38	61,015

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$89,481	Series 2009-10, Class PA	4.50%	12/20/38	$93,437
158,088	Series 2009-14, Class KI, IO	6.50%	03/20/39	27,453
51,873	Series 2009-14, Class KS, IO, 1 Mo. LIBOR × -1 + 6.30% (d)	6.17%	03/20/39	7,464
121,986	Series 2009-25, Class SE, IO, 1 Mo. LIBOR × -1 + 7.60% (d)	7.47%	09/20/38	20,306
2,518,223	Series 2009-29, Class PC	7.00%	05/20/39	3,227,513
379,698	Series 2009-32, Class SZ	5.50%	05/16/39	461,073
450,213	Series 2009-42, Class BI, IO	6.00%	06/20/39	56,702
3,732,532	Series 2009-57, Class VB	5.00%	06/16/39	4,338,816
852,046	Series 2009-61, Class OW, PO	(b)	11/16/35	813,393
248,618	Series 2009-61, Class PZ	7.50%	08/20/39	348,914
12,690,848	Series 2009-61, Class WQ, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.12%	11/16/35	2,373,854
990,194	Series 2009-69, Class ZB	6.00%	08/20/39	1,133,564
1,027,990	Series 2009-72, Class SM, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.12%	08/16/39	172,409
455,000	Series 2009-75, Class JN	5.50%	09/16/39	558,369
1,173	Series 2009-76, Class PC	4.00%	03/16/39	1,173
569,919	Series 2009-78, Class KZ	5.50%	09/16/39	719,655
146,205	Series 2009-79, Class OK, PO	(b)	11/16/37	139,539
134,098	Series 2009-81, Class TZ	5.50%	09/20/39	167,604
1,080,561	Series 2009-87, Class EI, IO	5.50%	08/20/39	111,270
69,000	Series 2009-94, Class AL	5.00%	10/20/39	81,884
271,292	Series 2009-106, Class DZ	5.50%	11/20/39	340,982
5,537,599	Series 2009-106, Class SL, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	04/20/36	979,719
46,138	Series 2009-106, Class WZ	5.50%	11/16/39	58,867
71,514	Series 2009-116, Class MS, IO, 1 Mo. LIBOR × -1 + 6.50% (d)	6.37%	11/16/38	894
732,000	Series 2009-126, Class LB	5.00%	12/20/39	892,497
42,385	Series 2010-4, Class WA	3.00%	01/16/40	44,658
23,855	Series 2010-7, Class BC	4.00%	09/16/24	23,928
34,377	Series 2010-11, Class HE	4.00%	04/20/39	34,656
1,454,828	Series 2010-14, Class BV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.12%	02/16/40	225,267
500,151	Series 2010-42, Class CO, PO	(b)	06/16/39	498,972
2,470,167	Series 2010-46, Class FC, 1 Mo. LIBOR + 0.80% (a)	0.93%	03/20/35	2,503,854
838,586	Series 2010-59, Class ZD	6.50%	05/20/40	1,170,703
1,631,059	Series 2010-85, Class SL, IO, 1 Mo. LIBOR × -1 + 6.60% (d)	6.47%	07/20/37	197,326
87,000	Series 2010-116, Class BM	4.50%	09/16/40	106,303
2,235,821	Series 2010-116, Class JB	5.00%	06/16/40	2,507,831
1,002,788	Series 2010-157, Class OP, PO	(b)	12/20/40	939,968
254,992	Series 2010-166, Class DI, IO	4.50%	02/20/39	14,911
143,290	Series 2011-4, Class PZ	5.00%	01/20/41	168,680
612,309	Series 2011-19, Class MI, IO	5.00%	06/16/40	13,976
771,202	Series 2011-35, Class BP	4.50%	03/16/41	904,740
340,325	Series 2011-48, Class LI, IO	5.50%	01/16/41	54,884
8,370,498	Series 2011-61, Class WS, IO, 1 Mo. LIBOR × -1 + 6.47% (d)	6.34%	02/20/38	1,668,193
84,022	Series 2011-63, Class BI, IO (f)	6.00%	02/20/38	7,166
846,167	Series 2011-71, Class ZC	5.50%	07/16/34	951,065
2,213,470	Series 2011-81, Class IC, IO, 1 Mo. LIBOR × -1 + 6.72%, 0.62% Cap (d)	0.62%	07/20/35	33,598
650,312	Series 2011-112, Class IP, IO (f)	0.50%	08/16/26	10
239,265	Series 2011-129, Class CL	5.00%	03/20/41	270,947
10,541	Series 2011-136, Class GB	2.50%	05/20/40	10,752
222,741	Series 2011-137, Class WA (e)	5.57%	07/20/40	261,897
315,739	Series 2011-146, Class EI, IO	5.00%	11/16/41	59,956

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$61,668	Series 2011-151, Class TB, IO, 1 Mo. LIBOR × -70 + 465.50%, 3.50% Cap (d)	3.50%	04/20/41	$4,248
1,364,721	Series 2012-10, Class LI, IO	3.50%	07/20/40	25,540
3,178,800	Series 2012-18, Class IA, IO, 1 Mo. LIBOR × -1 + 6.68%, 0.58% Cap (d)	0.58%	07/20/39	33,541
1,397,612	Series 2012-48, Class MI, IO	5.00%	04/16/42	262,967
11,484,447	Series 2012-84, Class QS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	07/16/42	1,914,601
6,711,842	Series 2012-84, Class SJ, 1 Mo. LIBOR × -0.57 + 2.51% (d)	2.44%	07/16/42	6,342,516
251,623	Series 2012-108, Class KB	2.75%	09/16/42	275,090
574,361	Series 2012-143, Class IB, IO	3.50%	12/20/39	3,961
6,756,657	Series 2012-143, Class TI, IO	3.00%	12/16/27	447,149
2,335,572	Series 2012-149, Class PC (e)	6.32%	12/20/42	2,767,788
19,432,353	Series 2013-4, Class IC, IO	4.00%	09/20/42	3,813,040
110,322	Series 2013-5, Class IA, IO	3.50%	10/16/42	13,589
1,115,933	Series 2013-10, Class DI, IO	3.50%	09/20/42	135,196
260,832	Series 2013-20, Class KI, IO	5.00%	01/20/43	30,104
2,223,000	Series 2013-20, Class QM	2.63%	02/16/43	2,332,383
2,033,980	Series 2013-22, Class IO, IO	3.00%	02/20/43	259,404
5,527,216	Series 2013-23, Class IP, IO	3.50%	08/20/42	718,994
2,987,956	Series 2013-53, Class OI, IO	3.50%	04/20/43	297,402
2,571,040	Series 2013-69, Class AI, IO	3.50%	05/20/43	407,814
293,189	Series 2013-69, Class PI, IO	5.00%	05/20/43	34,583
953,680	Series 2013-70, Class PM	2.50%	05/20/43	973,802
4,629,000	Series 2013-91, Class PB	3.50%	09/20/42	4,900,002
1,340,422	Series 2013-130, Class WS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	09/20/43	272,339
5,339,546	Series 2013-170, Class IG, IO	5.50%	11/16/43	649,639
688,000	Series 2013-183, Class PB	4.50%	12/20/43	800,900
23,609	Series 2013-188, Class CF, 1 Mo. LIBOR + 0.45% (a)	0.58%	03/20/43	23,622
4,354,057	Series 2014-6, Class IJ, IO	4.50%	06/16/43	287,344
18,814,961	Series 2014-30, Class EA (e)	1.83%	02/16/44	19,345,225
5,123,590	Series 2014-43, Class Z	4.00%	03/20/44	6,171,659
4,204,147	Series 2014-44, Class IC, IO	3.00%	04/20/28	274,985
9,857,284	Series 2014-44, Class ID, IO (c) (e)	0.34%	03/16/44	93,240
41,708	Series 2014-91, Class JI, IO	4.50%	01/20/40	2,422
547,326	Series 2014-94, Class Z	4.50%	01/20/44	712,629
4,667,576	Series 2014-99, Class HI, IO	4.50%	06/20/44	640,898
6,172,536	Series 2014-115, Class QI, IO	3.00%	03/20/29	297,069
3,963,107	Series 2014-116, Class SB, IO, 1 Mo. LIBOR × -1 + 5.60% (d)	5.47%	08/20/44	782,430
2,485,800	Series 2014-118, Class TV, IO, 1 Mo. LIBOR × -1 + 6.25% (d)	6.12%	05/20/44	467,377
6,887,421	Series 2015-3, Class ZD	4.00%	01/20/45	8,307,499
14,970,173	Series 2015-40, Class IO, IO	4.00%	03/20/45	2,306,477
7,648,217	Series 2015-66, Class LI, IO	5.00%	05/16/45	883,898
52,084	Series 2015-95, Class IK, IO (e) (f)	1.33%	05/16/37	1,044
15,046,263	Series 2015-99, Class EI, IO	5.50%	07/16/45	2,988,585
12,560,859	Series 2015-119, Class TI, IO	3.50%	05/20/41	283,128
13,719,752	Series 2015-124, Class DI, IO	3.50%	01/20/38	758,447
372,386	Series 2015-137, Class WA (c) (e)	5.52%	01/20/38	438,714
777,280	Series 2015-138, Class MI, IO	4.50%	08/20/44	89,209
175,380	Series 2015-151, Class KW (e)	5.61%	04/20/34	193,463
3,511,546	Series 2015-162, Class ZG	4.00%	11/20/45	4,377,141
5,900,910	Series 2015-168, Class GI, IO	5.50%	02/16/33	939,691
185,395	Series 2016-16, Class KZ	3.00%	02/16/46	195,502

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$309,276	Series 2016-55, Class PB (e)	5.92%	03/20/31	$337,137
1,474,530	Series 2016-69, Class WI, IO	4.50%	05/20/46	333,103
4,292,459	Series 2016-75, Class SA, IO, 1 Mo. LIBOR × -1 + 6.00% (d)	5.87%	05/20/40	704,476
977,613	Series 2016-78, Class UI, IO	4.00%	06/20/46	106,243
4,428,632	Series 2016-89, Class HI, IO	3.50%	07/20/46	691,049
486,973	Series 2016-99, Class JA (e)	5.53%	11/20/45	570,339
969,701	Series 2016-109, Class ZM	3.50%	08/20/36	1,088,188
9,725,039	Series 2016-111, Class PI, IO	3.50%	06/20/45	960,251
1,111,663	Series 2016-118, Class GI, IO	4.50%	02/16/40	159,348
11,740,599	Series 2016-120, Class AS, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	09/20/46	3,052,495
464,000	Series 2016-141, Class PC	5.00%	10/20/46	590,087
312,345	Series 2016-145, Class LZ	3.00%	10/20/46	310,141
1,006,714	Series 2016-154, Class WF, 1 Mo. LIBOR + 0.40% (a)	0.54%	11/20/45	1,006,006
12,816,787	Series 2016-156, Class ZM	3.50%	11/20/46	13,463,759
303,000	Series 2016-160, Class LE	2.50%	11/20/46	304,798
292,958	Series 2016-167, Class KI, IO	6.00%	12/16/46	51,150
3,379,528	Series 2017-12, Class SD, IO, 1 Mo. LIBOR × -1 + 6.10% (d)	5.97%	01/20/47	687,828
887,584	Series 2017-17, Class KZ	4.50%	02/20/47	1,133,894
6,139,817	Series 2017-32, Class DI, IO	5.50%	05/20/35	1,245,143
3,690,838	Series 2017-32, Class IB, IO	5.00%	02/16/47	468,573
5,823,320	Series 2017-33, Class PZ	3.00%	02/20/47	6,285,478
6,659,675	Series 2017-56, Class BI, IO	6.00%	04/16/47	1,272,149
13,703,570	Series 2017-57, Class IO, IO	5.00%	04/20/47	2,475,658
22,175,784	Series 2017-104, Class LT	3.00%	07/20/47	24,400,880
4,652,754	Series 2017-113, Class IE, IO	5.50%	07/20/47	783,879
7,838,088	Series 2017-117, Class ZN	3.00%	08/20/47	8,781,874
11,912,119	Series 2017-122, Class CZ	3.00%	08/20/47	13,297,513
7,286,038	Series 2017-130, Class LS, IO, 1 Mo. LIBOR × -1 + 6.20% (d)	6.07%	08/16/47	1,305,566
7,341,303	Series 2017-133, Class JI, IO	7.00%	06/20/41	1,342,428
11,117,579	Series 2017-134, Class AZ	3.00%	09/20/47	12,386,242
7,860,844	Series 2017-177, Class DI, IO	4.50%	11/16/47	1,303,858
15,661,048	Series 2017-179, Class IN, IO	5.00%	07/20/44	4,207,244
5,734,342	Series 2017-186, Class TI, IO, 1 Mo. LIBOR × -1 + 6.50%, 0.50% Cap (d)	0.50%	05/20/40	63,524
875,997	Series 2018-44, Class Z	2.50%	09/20/47	882,752
3,301,814	Series 2018-53, Class VA	3.50%	07/20/29	3,575,650
5,136,591	Series 2018-78, Class EZ	3.00%	04/20/48	5,464,447
7,690,701	Series 2018-79, Class IO, IO	5.00%	06/20/48	1,236,486
478,466	Series 2018-89, Class A	3.50%	06/20/39	480,080
12,499,790	Series 2018-97, Class DZ	3.50%	07/20/48	14,415,300
9,219,005	Series 2018-131, Class IA, IO	5.00%	04/20/44	1,189,891
10,000,000	Series 2018-134, Class KB	3.50%	10/20/48	10,813,204
10,556,000	Series 2018-155, Class KD	4.00%	11/20/48	11,568,081
10,908,217	Series 2018-160, Class GY	4.50%	11/20/48	11,850,142
5,206,095	Series 2019-6, Class EI, IO	5.00%	09/20/39	689,919
12,024,285	Series 2019-15, Class MZ	4.50%	02/20/49	13,265,682
12,488,006	Series 2019-18, Class TP	3.50%	02/20/49	13,634,826
1,638,862	Series 2019-27, Class DI, IO	5.50%	01/20/40	261,898
3,320,808	Series 2019-35, Class BZ	3.50%	03/20/49	4,057,908
5,236,436	Series 2019-45, Class ZB	3.50%	04/20/49	6,228,317
27,409,982	Series 2020-31, Class IO, IO	6.50%	03/20/50	4,832,468
20,390,253	Series 2020-62, Class IA, IO	5.50%	05/20/50	4,145,139

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$3,000,000	Series 2020-62, Class IC, IO	2.50%	01/20/50	$795,215
14,014,801	Series 2020-62, Class WI, IO	2.50%	08/20/49	3,782,365
7,097,422	Series 2020-84, Class IM, IO	2.50%	05/20/50	1,852,226
19,759,118	Series 2020-84, Class IO, IO	2.50%	04/20/50	5,827,531
38,604,001	Series 2020-104, Class AI, IO	3.00%	07/20/50	5,365,844
829,245	Series 2020-122, Class BN	1.00%	08/16/50	815,845
3,018,324	Series 2020-127, Class ZL	1.50%	08/20/50	2,978,273
32,460,638	Series 2020-129, Class IO, IO	2.50%	09/20/50	3,593,201
104,667,913	Series 2020-129, Class IU, IO	2.50%	09/20/50	12,083,126
21,890,570	Series 2020-144, Class IK, IO	2.50%	09/20/50	2,703,306
67,101,702	Series 2020-146, Class CI, IO	2.50%	10/20/50	7,974,527
50,513,678	Series 2020-162, Class NI, IO	2.50%	10/20/50	5,896,315
25,005,620	Series 2020-189, Class IV, IO	3.00%	12/20/50	3,500,007
30,554,477	Series 2021-8, Class DI, IO (h)	3.50%	01/20/51	4,583,172
18,855,295	Series 2021-15, Class JI, IO (h)	2.50%	01/20/51	2,158,047
	Vendee Mortgage Trust
2,634,076	Series 2003-2, Class Z	5.00%	05/15/33	3,022,796
8,540	Series 2010-1, Class DA	4.25%	02/15/35	8,614
8,141,744	Series 2010-1, Class DZ	4.25%	04/15/40	8,996,500
13,351,126	Series 2011-1, Class DZ	3.75%	09/15/46	14,403,409
24,852,811	Series 2011-2, Class DZ	3.75%	10/15/41	27,373,105
				1,921,481,379
	Commercial Mortgage-Backed Securities — 10.0%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
50,000,000	Series 2020-RR06, Class BX, IO (e)	1.84%	05/27/33	7,797,920
37,600,000	Series 2020-RR09, Class AX, IO (e) (h)	2.63%	11/27/28	6,750,328
47,500,000	Series 2020-RR09, Class BX, IO (e) (h)	2.20%	02/27/29	7,410,950
96,907,000	Series 2020-RR10, Class X, IO (e)	2.01%	12/27/27	10,983,371
112,345,000	Series 2021-RR15, Class X, IO (c) (h)	1.56%	10/27/34	17,624,122
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
86,315,690	Series 2011-K016, Class X1, IO (c)	1.48%	10/25/21	346,851
57,876,824	Series 2012-K019, Class X1, IO (c)	1.58%	03/25/22	661,735
63,594,072	Series 2012-K020, Class X1, IO (c)	1.34%	05/25/22	887,430
121,241,905	Series 2013-K030, Class X1, IO (c)	0.17%	04/25/23	413,095
77,628,086	Series 2014-K036, Class X1, IO (c)	0.72%	10/25/23	1,359,283
871,238	Series 2014-K714, Class X3, IO (c)	4.04%	01/25/42	208
93,930,727	Series 2015-K721, Class X1, IO (c)	0.32%	08/25/22	374,258
240,915,844	Series 2016-KIR1, Class X, IO (c)	1.06%	03/25/26	11,165,173
4,310,000	Series 2017-K153, Class A3	3.12%	10/25/31	4,966,305
8,000,000	Series 2018-K156, Class A3	3.70%	06/25/33	9,654,878
189,350,178	Series 2018-K156, Class X1, IO (c)	0.07%	06/25/33	2,087,964
352,585,485	Series 2018-K158, Class X1, IO (c)	0.07%	10/25/33	4,404,956
113,664,220	Series 2018-K159, Class X1, IO (c)	0.11%	11/25/33	1,720,933
40,581,487	Series 2019-K094, Class X1, IO (c)	0.88%	06/25/29	2,710,580
57,960,235	Series 2019-K099, Class X1, IO (c)	0.89%	09/25/29	3,979,521
57,790,000	Series 2019-K099, Class XAM, IO (c)	1.14%	09/25/29	5,216,160
69,874,964	Series 2019-K101, Class X1, IO (e)	0.84%	10/25/29	4,588,193
72,379,482	Series 2019-K102, Class X1, IO (e)	0.82%	10/25/29	4,715,198
64,993,000	Series 2019-K102, Class XAM, IO (e)	1.08%	10/25/29	5,631,162
92,430,200	Series 2019-K103, Class X1, IO (c)	0.64%	11/25/29	4,771,801

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$59,029,000	Series 2019-K103, Class XAM, IO (c)	0.89%	11/25/29	$4,313,978
28,653,675	Series 2019-K1510, Class X1, IO (c)	0.48%	01/25/34	1,465,945
123,078,426	Series 2019-K1511, Class X1, IO (c)	0.78%	03/25/34	9,762,741
158,766,862	Series 2019-K1512, Class X1, IO (c)	0.91%	04/25/34	14,488,715
57,688,271	Series 2019-K1513, Class X1, IO (c)	0.86%	08/25/34	5,063,819
152,808,232	Series 2019-K1514, Class X1, IO (c)	0.58%	10/25/34	9,921,869
104,261,821	Series 2019-K734, Class X1, IO (c)	0.65%	02/25/26	3,000,832
68,018,000	Series 2019-K734, Class XAM, IO (c)	0.42%	02/25/26	1,462,037
42,658,999	Series 2019-K735, Class X1, IO (c)	0.96%	05/25/26	1,945,425
117,024,479	Series 2019-K736, Class X1, IO (c)	1.31%	07/25/26	7,031,884
85,160,187	Series 2020-K104, Class X1, IO (c)	1.13%	01/25/30	7,546,257
18,674,000	Series 2020-K109, Class XAM, IO (c)	1.80%	04/25/30	2,821,649
107,016,643	Series 2020-K110, Class X1, IO (c)	1.70%	04/25/30	14,233,781
75,274,653	Series 2020-K112, Class X1, IO (c)	1.43%	05/25/30	8,870,930
29,090,000	Series 2020-K112, Class XAM, IO (c)	1.66%	05/25/30	4,129,794
60,000,000	Series 2020-K113, Class XAM, IO (c)	1.59%	06/25/30	8,196,228
34,000,000	Series 2020-K114, Class XAM, IO (c)	1.34%	06/25/30	3,930,747
45,159,650	Series 2020-K115, Class X1, IO (c)	1.33%	06/25/30	4,947,894
55,537,412	Series 2020-K115, Class XAM, IO (c)	1.55%	07/25/30	7,415,966
16,492,279	Series 2020-K116, Class X1, IO (c)	1.43%	07/25/30	1,909,486
41,000,000	Series 2020-K116, Class XAM, IO (c)	1.60%	08/25/30	5,727,356
63,500,000	Series 2020-K117, Class XAM, IO (c)	1.43%	09/25/30	7,804,106
34,973,987	Series 2020-K118, Class X1, IO (c)	0.96%	09/25/30	2,832,431
24,322,615	Series 2020-K118, Class XAM, IO (c)	1.17%	09/25/30	2,514,591
51,000,000	Series 2020-K119, Class XAM, IO (c)	1.13%	10/25/30	5,122,409
75,535,017	Series 2020-K120, Class XAM, IO (c)	1.21%	10/25/30	8,172,655
21,236,000	Series 2020-K121, Class XAM, IO (c)	1.20%	11/25/30	2,284,437
53,593,681	Series 2020-K122, Class X1, IO (c)	0.88%	11/25/30	4,026,359
35,210,000	Series 2020-K122, Class XAM, IO (c)	1.08%	11/25/30	3,426,743
76,967,448	Series 2020-K1515, Class X1, IO (c)	1.51%	02/25/35	12,618,590
52,285,664	Series 2020-K1516, Class X1, IO (c)	1.51%	05/25/35	9,117,673
64,479,379	Series 2020-K1517, Class X1, IO (c)	1.33%	07/25/35	9,734,123
52,996,607	Series 2020-KG04, Class X1, IO (c)	0.85%	11/25/30	3,812,221
75,920,891	Series 2020-K737, Class X1, IO (e)	0.64%	10/25/26	2,469,426
136,083,176	Series 2020-K739, Class X1, IO (c)	1.29%	09/25/27	9,796,220
40,072,531	Series 2020-K739, Class XAM, IO (c)	1.61%	09/25/27	3,925,521
33,000,000	Series 2020-K740, Class XAM (c)	1.11%	10/25/27	2,303,469
49,625,000	Series 2021-K123, Class XAM, IO	0.98%	12/25/30	4,410,620
	Federal National Mortgage Association
99,930,572	Series 2019-M24, Class XA, IO (e)	1.28%	03/25/29	8,688,494
	FREMF Mortgage Trust
7,590,000	Series 2011-K14, Class B (c) (i)	5.22%	02/25/47	7,643,817
3,000,000	Series 2011-K15, Class B (c) (i)	4.99%	08/25/44	3,052,244
3,260,829	Series 2015-K721, Class B (c) (i)	3.57%	11/25/47	3,389,511
	Government National Mortgage Association
3,368,689	Series 2011-31, Class Z (e)	3.80%	09/16/52	3,702,527
18,086,105	Series 2012-120, Class Z (e)	2.52%	01/16/55	18,611,643
12,723,912	Series 2012-125, Class Z (e)	2.34%	05/16/53	12,410,597
168,300	Series 2013-32, Class A	1.90%	06/16/36	168,519
532,000	Series 2013-57, Class D (e)	2.35%	06/16/46	551,227
100,000	Series 2013-74, Class AG (c)	2.80%	12/16/53	103,531

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$15,609	Series 2013-194, Class AE (e)	2.75%	11/16/44	$16,288
23,000,000	Series 2014-153, Class D (e)	3.00%	04/16/56	24,367,203
15,475,789	Series 2015-30, Class DZ	2.95%	05/16/55	16,213,327
49,016,686	Series 2015-30, Class IO, IO (e)	0.86%	07/16/56	1,994,254
13,831,644	Series 2015-70, Class IO, IO (e)	0.80%	12/16/49	478,728
40,183,946	Series 2015-107, Class IO, IO (e)	0.71%	03/16/57	1,235,636
5,230,733	Series 2015-125, Class VA (e)	2.70%	05/16/35	5,499,300
34,143,797	Series 2016-2, Class IO, IO (e)	0.79%	04/16/57	1,436,529
2,500,000	Series 2016-7, Class B	2.80%	07/16/57	2,675,812
21,562,629	Series 2016-11, Class IO, IO (e)	0.86%	01/16/56	1,090,892
18,341,153	Series 2016-26, Class IO, IO (e)	0.88%	02/16/58	844,643
75,935,221	Series 2016-28, Class IO, IO (e)	0.85%	12/16/57	3,835,807
58,361,542	Series 2016-34, Class IO, IO (e)	0.95%	01/16/58	3,167,625
49,341,856	Series 2016-35, Class IO, IO (e)	0.82%	03/16/58	2,420,169
22,779,754	Series 2016-36, Class IO, IO (e)	0.81%	08/16/57	1,084,592
34,725,569	Series 2016-50, Class IO, IO (e)	0.91%	08/16/57	1,582,066
28,601,244	Series 2016-52, Class IO, IO (e)	0.85%	03/16/58	1,380,007
93,135,579	Series 2016-64, Class IO, IO (e)	0.94%	12/16/57	4,705,582
4,342,105	Series 2016-110, Class VA	2.10%	01/16/38	4,391,419
29,872,174	Series 2016-113, Class IO, IO (e)	1.15%	02/16/58	2,105,929
18,344,712	Series 2016-127, Class IO, IO (e)	0.89%	05/16/58	1,045,214
162,197,965	Series 2016-131, Class IO, IO (e)	0.90%	08/16/58	9,120,554
99,348,589	Series 2016-133, Class IO, IO (e)	0.91%	12/16/57	5,109,786
67,422,212	Series 2016-143, Class IO, IO	0.85%	10/16/56	3,812,679
31,383,080	Series 2016-152, Class IO, IO (c)	0.82%	08/15/58	1,750,247
60,092,579	Series 2016-158, Class IO, IO (e)	0.83%	06/16/58	3,146,435
131,585,450	Series 2016-166, Class IO, IO (e)	1.00%	04/16/58	8,220,867
70,800,063	Series 2017-7, Class IO, IO (e)	0.81%	12/16/58	3,814,410
3,049,286	Series 2017-23, Class Z	2.50%	05/16/59	3,113,428
3,967,565	Series 2017-35, Class Z (e)	2.50%	05/16/59	4,039,865
4,405,906	Series 2017-44, Class B	2.60%	04/17/50	4,560,574
7,020,000	Series 2017-76, Class B	2.60%	12/16/56	7,192,449
7,390,000	Series 2017-90, Class B	2.75%	12/16/57	7,752,922
4,780,000	Series 2017-106, Class AE	2.60%	12/16/56	4,970,444
99,312,141	Series 2017-126, Class IO, IO (c) (e)	0.77%	08/16/59	5,970,139
2,068,126	Series 2017-145, Class B	2.70%	10/16/51	2,151,978
2,516,942	Series 2017-146, Class Z	2.60%	09/16/57	2,613,772
19,872,022	Series 2018-2, Class IO, IO (e)	0.73%	12/16/59	1,104,213
4,148,617	Series 2018-4, Class Z	2.50%	10/16/59	4,234,480
16,591,313	Series 2018-123, Class Z	2.50%	06/16/60	15,333,276
9,109,403	Series 2018-150, Class Z	3.20%	02/16/60	9,507,590
23,729,398	Series 2018-170, Class Z	2.50%	11/16/60	24,239,001
17,531,619	Series 2019-7, Class Z	2.50%	01/16/61	17,836,344
1,792,901	Series 2019-104, Class Z	2.80%	05/16/61	1,855,342
2,330,308	Series 2019-113, Class Z	3.00%	06/16/61	2,220,481
1,538,158	Series 2019-122, Class Z	3.00%	07/16/61	1,590,071
4,656,452	Series 2019-139, Class Z (e)	2.90%	11/16/61	4,729,927
5,152,080	Series 2020-12, Class Z (e)	3.00%	11/16/61	5,277,608
10,200,000	Series 2020-143, Class B	2.00%	03/16/62	9,923,909
6,700,000	Series 2020-161, Class B	2.00%	08/16/62	6,083,889

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$8,523,691	Series 2020-169, Class Z	1.83%	06/16/62	$6,733,034
				670,684,148
	Pass-through Securities — 35.8%
	Federal Home Loan Mortgage Corporation
2,168,106	Pool 760043, 5 Yr. Constant Maturity Treasury Rate + 1.39% (a)	2.96%	12/01/48	2,256,862
6,875,859	Pool 840359, 12 Mo. LIBOR + 1.63% (a)	2.76%	06/01/46	7,161,341
129,529	Pool A19763	5.00%	04/01/34	149,537
52,636	Pool A47333	5.00%	10/01/35	61,249
527,176	Pool A47828	3.50%	08/01/35	564,776
272,680	Pool A47829	4.00%	08/01/35	298,498
244,776	Pool A47937	5.50%	08/01/35	283,536
113,320	Pool A48972	5.50%	05/01/36	132,760
83,026	Pool A54675	5.50%	01/01/36	97,129
187,730	Pool A65324	5.50%	09/01/37	212,820
59,509	Pool A86143	5.00%	05/01/39	69,237
22,068	Pool A90319	5.00%	12/01/39	25,674
322,625	Pool A92197	5.00%	05/01/40	375,333
8,863	Pool A93093	4.50%	07/01/40	9,979
13,400	Pool A93891	4.00%	09/01/40	15,095
17,465	Pool A94729	4.00%	11/01/40	19,674
64,618	Pool A94843	4.00%	11/01/40	72,790
268,693	Pool A95441	4.00%	12/01/40	299,889
27,425	Pool A95653	4.00%	12/01/40	30,893
43,147	Pool A95728	4.00%	12/01/40	48,603
59,222	Pool A96380	4.00%	01/01/41	65,564
142,161	Pool A97294	4.00%	02/01/41	155,651
745,208	Pool B70791	4.00%	06/01/39	815,737
4,587	Pool C01310	6.50%	03/01/32	5,256
13,983	Pool C01574	5.00%	06/01/33	16,130
16,153	Pool C03458	5.00%	02/01/40	18,778
55,972	Pool C03949	3.50%	05/01/42	61,567
131,270	Pool C04269	3.00%	10/01/42	142,337
248,155	Pool C91167	5.00%	04/01/28	276,874
175,910	Pool C91353	3.50%	01/01/31	187,886
378,391	Pool C91366	4.50%	04/01/31	419,319
27,522	Pool C91482	3.50%	07/01/32	29,800
24,817	Pool E02883	4.00%	04/01/26	26,463
22,193	Pool G01443	6.50%	08/01/32	25,180
54,947	Pool G01737	5.00%	12/01/34	63,900
29,690	Pool G01840	5.00%	07/01/35	34,519
339,709	Pool G02017	5.00%	12/01/35	395,265
64,940	Pool G03072	5.00%	11/01/36	75,483
349,305	Pool G04593	5.50%	01/01/37	408,630
32,383	Pool G04632	5.00%	11/01/36	37,615
151,790	Pool G04814	5.50%	10/01/38	178,079
57,745	Pool G04913	5.00%	03/01/38	67,109
35,035	Pool G05173	4.50%	11/01/31	38,523
464,783	Pool G05275	5.50%	02/01/39	541,798
93,995	Pool G05449	4.50%	05/01/39	105,829
382,048	Pool G05792	4.50%	02/01/40	430,136

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$309,035	Pool G05927	4.50%	07/01/40	$347,956
22,734	Pool G06252	4.00%	02/01/41	25,096
442,088	Pool G06359	4.00%	02/01/41	488,021
69,131	Pool G06501	4.00%	04/01/41	76,302
268,248	Pool G06583	5.00%	06/01/41	312,360
127,981	Pool G06687	5.00%	07/01/41	148,544
70,377	Pool G06739	4.50%	09/01/41	78,861
406,212	Pool G07025	5.00%	02/01/42	472,054
629,624	Pool G07100	5.50%	07/01/40	739,718
13,178	Pool G07219	5.00%	10/01/41	15,238
70,611	Pool G07266	4.00%	12/01/42	78,162
436,864	Pool G07329	4.00%	01/01/43	481,350
521,373	Pool G07683	4.00%	03/01/44	577,074
478,665	Pool G07806	5.00%	06/01/41	556,210
2,690	Pool G08113	6.50%	02/01/36	3,028
2,247,024	Pool G08854	5.00%	12/01/48	2,483,478
12,665	Pool G12312	6.00%	09/01/21	12,759
7,583	Pool G12797	6.50%	02/01/22	7,642
36,064	Pool G12959	6.50%	10/01/22	37,026
1,659	Pool G12978	5.50%	12/01/22	1,706
49	Pool G13581	5.50%	11/01/21	49
30,259	Pool G13623	4.50%	08/01/24	31,879
30,450	Pool G13625	5.50%	01/01/24	31,636
63,075	Pool G13733	5.00%	11/01/24	66,669
58,697	Pool G14088	4.00%	02/01/26	62,415
85,669	Pool G14106	6.00%	10/01/24	89,191
21,881	Pool G14167	5.50%	07/01/23	22,665
32,310	Pool G14233	6.00%	01/01/24	32,693
602,756	Pool G14348	4.00%	10/01/26	641,129
24,373	Pool G14376	4.00%	09/01/25	25,898
31,365	Pool G14676	4.50%	09/01/26	32,987
126,851	Pool G14995	5.50%	12/01/24	130,225
32,319	Pool G15019	4.50%	07/01/26	33,895
30,816	Pool G15039	4.50%	09/01/26	32,453
31,816	Pool G15725	4.50%	09/01/26	33,702
3,751	Pool G15821	5.00%	07/01/25	3,930
140,042	Pool G15949	4.00%	01/01/29	148,916
65,279	Pool G15957	5.50%	12/01/24	66,934
543	Pool G18100	5.00%	02/01/21	546
182,780	Pool G18264	5.00%	07/01/23	191,580
168,471	Pool G18287	5.50%	12/01/23	176,914
57,066	Pool G18306	4.50%	04/01/24	59,949
12,420	Pool G60020	4.50%	12/01/43	13,985
608,359	Pool G60114	5.50%	06/01/41	711,225
960,839	Pool G60168	4.50%	07/01/45	1,065,165
324,363	Pool G60194	3.50%	08/01/45	359,297
311,145	Pool G60737	4.50%	08/01/42	351,385
886,257	Pool G60762	5.00%	07/01/41	1,029,725
334,923	Pool G60808	3.00%	10/01/46	360,784
3,824,124	Pool G60921	4.50%	02/01/47	4,195,166
13,375,958	Pool G60940	4.00%	09/01/46	14,743,900

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$5,074,413	Pool G61160	4.50%	11/01/45	$5,678,860
9,631	Pool H09034	5.50%	05/01/37	10,579
1,173	Pool J03523	5.00%	09/01/21	1,229
16,862	Pool J05364	6.00%	08/01/22	17,247
143,780	Pool J09465	4.00%	04/01/24	152,855
60,457	Pool J09504	4.00%	04/01/24	64,266
19,419	Pool J09798	4.00%	05/01/24	20,643
46,748	Pool J10623	4.00%	09/01/24	49,699
546,929	Pool J10827	4.50%	10/01/24	576,779
224,660	Pool N70075	5.00%	01/01/35	247,766
377,455	Pool N70081	5.50%	07/01/38	428,360
50,948	Pool O20138	5.00%	11/01/30	55,952
795,027	Pool Q00841	4.50%	05/01/41	895,094
92,934	Pool Q03139	4.00%	09/01/41	102,966
36,027	Pool Q04031	4.00%	10/01/41	40,895
27,935	Pool Q04905	4.00%	12/01/41	31,710
47,272	Pool Q05035	4.00%	12/01/41	52,335
49,117	Pool Q05173	4.00%	12/01/41	55,753
38,304	Pool Q05181	4.00%	12/01/41	43,480
27,777	Pool Q05445	4.00%	01/01/42	31,530
90,069	Pool Q07189	4.00%	04/01/42	98,943
31,405	Pool Q07479	3.50%	04/01/42	34,303
119,567	Pool Q11791	3.50%	10/01/42	130,828
79,363	Pool Q11836	3.50%	10/01/42	87,615
549,022	Pool Q14034	3.50%	12/01/42	613,891
2,107,704	Pool Q43309	4.00%	09/01/46	2,391,929
5,023,986	Pool Q45763	4.00%	01/01/47	5,557,967
2,784,319	Pool Q50564	4.50%	09/01/47	3,022,743
10,039,457	Pool Q53219	4.50%	12/01/47	11,160,368
6,324,704	Pool Q53875	4.00%	01/01/48	6,967,623
668,548	Pool Q54651	4.50%	03/01/48	755,803
1,136,850	Pool Q55037	4.50%	04/01/48	1,277,234
10,018,119	Pool Q55152	4.50%	04/01/48	10,939,018
5,324,998	Pool Q55606	4.00%	04/01/48	5,892,658
3,737,880	Pool Q56260	5.00%	05/01/48	4,221,449
5,399,706	Pool Q58363	5.00%	09/01/48	5,971,772
3,750,785	Pool Q58483	4.50%	09/01/48	4,074,981
3,471,764	Pool Q61217	4.00%	01/01/49	3,802,630
12,197,085	Pool Q63173	4.00%	04/01/49	13,209,436
3,151,319	Pool QA1997	3.00%	08/01/49	3,314,861
13,552,852	Pool QA2693	4.00%	09/01/49	15,342,828
6,086,721	Pool QA3965	4.00%	10/01/49	6,703,896
7,104,569	Pool QA4774	4.00%	11/01/49	7,852,726
11,315,927	Pool QA5778	3.50%	01/01/50	12,151,830
170,465	Pool QA6906	3.00%	02/01/50	180,977
14,801,840	Pool QA7078	3.50%	01/01/50	16,045,935
207,636	Pool QA7625	3.00%	03/01/50	218,584
958,607	Pool QA9063	3.00%	04/01/50	1,009,722
998,238	Pool QA9162	3.00%	05/01/50	1,050,274
850,306	Pool QB0392	3.00%	05/01/50	894,731
1,772,771	Pool QB0987	3.00%	06/01/50	1,864,520
3,538,594	Pool QB4340	3.00%	10/01/50	3,782,677

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$4,344,586	Pool QN2804	1.50%	07/01/35	$4,455,251
398,868	Pool QN3055	1.50%	08/01/35	408,992
19,945,497	Pool RA1624	4.00%	08/01/49	21,865,782
123,551	Pool RA1865	3.00%	12/01/49	129,924
31,010,433	Pool RA2415	3.00%	04/01/50	32,664,201
107,142	Pool RB5005	3.00%	07/01/39	112,532
2,042,350	Pool RB5011	3.00%	10/01/39	2,149,551
282,446	Pool RB5015	3.00%	09/01/39	297,252
4,728,265	Pool RB5017	3.00%	11/01/39	4,976,399
1,868,640	Pool RB5022	3.00%	11/01/39	1,963,339
933,261	Pool RB5027	3.00%	01/01/40	980,453
5,331,266	Pool RB5033	3.00%	02/01/40	5,624,168
287,840	Pool RB5044	3.00%	04/01/40	303,791
6,709,857	Pool SB8044	2.00%	05/01/35	7,014,086
245,485	Pool SC0036	3.00%	06/01/38	258,957
433,880	Pool SD8004	3.00%	08/01/49	456,236
1,704,586	Pool SD8024	3.00%	11/01/49	1,790,814
2,223,325	Pool SD8030	3.00%	12/01/49	2,335,781
166,451	Pool SD8036	3.00%	01/01/50	174,820
1,101,519	Pool SD8044	3.00%	02/01/50	1,158,327
1,187,230	Pool SD8062	3.00%	05/01/50	1,249,902
454,280	Pool U50165	4.00%	05/01/32	492,542
2,286,799	Pool U59020	4.00%	06/01/35	2,479,510
2,166,141	Pool U64762	4.50%	10/01/45	2,413,648
8,069,392	Pool U69020	5.00%	07/01/44	9,129,393
9,230,959	Pool U69040	4.00%	05/01/45	10,119,494
5,176,431	Pool U69041	5.00%	11/01/43	5,876,741
24,782,560	Pool U69055	4.50%	10/01/47	27,625,239
12,949,557	Pool U69060	4.50%	06/01/47	14,420,166
3,503,148	Pool U79023	3.50%	10/01/28	3,743,151
159,479	Pool U80068	3.50%	10/01/32	172,386
87,660	Pool U80212	3.50%	02/01/33	95,113
128,070	Pool U90245	3.50%	10/01/42	140,834
38,491	Pool U90291	4.00%	10/01/42	42,175
543,659	Pool U90316	4.00%	10/01/42	598,233
480,963	Pool U90490	4.00%	06/01/42	526,143
1,421,435	Pool U90690	3.50%	06/01/42	1,561,420
17,463	Pool U90932	3.00%	02/01/43	19,029
139,507	Pool U90975	4.00%	06/01/42	153,076
439,004	Pool U91254	4.00%	04/01/43	484,476
1,422,368	Pool U91619	4.00%	06/01/43	1,569,699
48,695	Pool U92272	4.50%	12/01/43	54,670
686,412	Pool U92432	4.00%	02/01/44	758,238
37,640	Pool U95137	4.00%	08/01/43	41,428
151,206	Pool U99045	3.50%	03/01/43	166,305
186,941	Pool U99084	4.50%	02/01/44	209,770
82,725	Pool U99091	4.50%	03/01/44	92,121
232,484	Pool U99096	4.50%	05/01/44	260,871
2,845,428	Pool U99134	4.00%	01/01/46	3,140,242
6,256,765	Pool U99184	4.00%	08/01/43	6,901,550
2,036,345	Pool ZA7080	3.00%	06/01/39	2,144,924

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$13,051,671	Pool ZM4944	4.00%	11/01/47	$14,435,291
3,217,617	Pool ZM6088	4.50%	04/01/48	3,514,525
1,901,051	Pool ZS2492	6.50%	04/01/35	2,299,794
	Federal National Mortgage Association
59,558	Pool 190371	6.50%	07/01/36	69,797
19,939	Pool 254636	5.00%	02/01/33	22,699
34,490	Pool 255190	5.50%	05/01/34	40,223
22,786	Pool 255984	4.50%	11/01/25	24,718
141,506	Pool 256181	5.50%	03/01/36	154,502
427,839	Pool 256576	5.50%	01/01/37	481,549
21,400	Pool 256808	5.50%	07/01/37	23,296
87,495	Pool 256936	6.00%	10/01/37	99,128
70,218	Pool 545759	6.50%	07/01/32	82,273
15,898	Pool 555851	6.50%	01/01/33	18,205
282,845	Pool 683246	5.50%	02/01/33	331,308
218,803	Pool 725014	5.50%	12/01/33	255,046
327,918	Pool 734922	4.50%	09/01/33	365,435
476,188	Pool 735415	6.50%	12/01/32	557,735
4,422	Pool 745875	6.50%	09/01/36	5,279
46,299	Pool 747097	6.00%	10/01/29	50,733
437,570	Pool 788149	5.50%	05/01/33	499,238
244,027	Pool 812741	5.50%	02/01/35	276,554
371,535	Pool 827948	5.50%	05/01/35	421,090
333,680	Pool 850000	5.50%	01/01/36	390,650
67,491	Pool 871039	5.50%	02/01/37	77,096
1,461,659	Pool 879015	4.00%	10/01/35	1,610,014
160,837	Pool 888001	5.50%	10/01/36	188,688
131,059	Pool 888163	7.00%	12/01/33	157,399
10,973	Pool 888435	5.50%	06/01/22	11,167
428,074	Pool 889610	5.50%	06/01/38	502,521
333,069	Pool 889834	5.00%	12/01/35	386,834
14,591	Pool 890149	6.50%	10/01/38	17,169
32,732	Pool 890231	5.00%	07/01/25	34,330
29,753	Pool 890314	5.50%	12/01/22	30,471
9,875	Pool 890378	6.00%	05/01/24	10,311
1,028,697	Pool 890556	4.50%	10/01/43	1,182,059
270,473	Pool 890561	4.50%	01/01/27	283,924
930,070	Pool 890736	5.00%	07/01/30	1,054,377
203,679	Pool 905917	5.50%	01/01/37	238,946
72,318	Pool 922386	5.50%	01/01/37	76,068
14,282	Pool 930562	5.00%	02/01/39	16,627
135,752	Pool 931808	5.50%	08/01/39	157,523
190,805	Pool 953115	5.50%	11/01/38	213,141
67,681	Pool 962556	5.00%	04/01/23	70,927
31,272	Pool 973561	5.00%	03/01/23	32,768
58,479	Pool 976871	6.50%	08/01/36	66,953
55,244	Pool 995002	5.00%	07/01/37	63,769
18,689	Pool 995097	6.50%	10/01/37	22,175
111,235	Pool 995149	6.50%	10/01/38	131,524
45,030	Pool 995228	6.50%	11/01/38	54,649
89,874	Pool 995252	5.00%	12/01/23	94,131
38,931	Pool 995259	6.50%	11/01/23	40,692

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$153,651	Pool AA0916	5.00%	08/01/37	$178,666
120,260	Pool AA3303	5.50%	06/01/38	138,519
591,925	Pool AB0460	5.50%	02/01/37	683,671
224,407	Pool AB0731	4.00%	06/01/39	247,775
62,285	Pool AB1953	4.00%	12/01/40	69,491
51,078	Pool AB2092	4.00%	01/01/41	57,117
31,987	Pool AB2133	4.00%	01/01/26	34,015
385,935	Pool AB2265	4.00%	02/01/41	434,615
24,374	Pool AB2467	4.50%	03/01/41	27,424
1,143,146	Pool AB2506	5.00%	03/01/41	1,317,370
1,413,523	Pool AB2959	4.50%	07/01/40	1,545,683
107,744	Pool AB5174	3.50%	05/01/42	118,465
117,920	Pool AB5919	3.00%	08/01/42	128,849
67,453	Pool AB6632	3.50%	10/01/42	73,252
249,030	Pool AB6671	3.00%	10/01/42	271,538
312,323	Pool AB7765	3.00%	02/01/43	340,553
204,680	Pool AB7859	3.50%	02/01/43	225,030
1,592,164	Pool AB8289	4.50%	04/01/42	1,788,235
551,410	Pool AB8676	3.50%	05/01/42	591,115
90,124	Pool AB9382	4.00%	05/01/43	100,414
819,733	Pool AB9551	3.00%	06/01/43	893,837
244,384	Pool AB9615	4.00%	06/01/33	264,922
56,393	Pool AB9959	4.00%	07/01/43	62,386
36,977	Pool AC1232	5.00%	07/01/24	38,954
85,861	Pool AC3236	5.00%	09/01/39	99,863
246,992	Pool AC3267	5.50%	09/01/39	287,326
159,587	Pool AD0889	6.00%	09/01/24	166,041
477,200	Pool AD4317	4.00%	04/01/40	524,034
15,794	Pool AD5222	4.50%	05/01/30	17,286
103,100	Pool AD5583	5.00%	04/01/40	115,601
125,552	Pool AD6369	4.50%	05/01/40	140,827
70,183	Pool AD6938	4.50%	06/01/40	78,996
76,122	Pool AD7137	5.50%	07/01/40	89,390
27,949	Pool AD8526	4.50%	08/01/40	31,444
276,190	Pool AE0137	4.50%	03/01/36	306,557
22,846	Pool AE0383	4.50%	09/01/25	24,306
93,347	Pool AE4476	4.00%	03/01/41	102,518
122,055	Pool AE7005	4.00%	10/01/40	133,616
4,213,640	Pool AE7733	5.00%	11/01/40	4,903,549
30,232	Pool AE9284	4.00%	11/01/40	33,458
516,237	Pool AE9959	5.00%	03/01/41	591,600
17,900	Pool AH0057	4.50%	02/01/41	19,901
376,870	Pool AH0943	4.00%	12/01/40	417,389
437,375	Pool AH0979	3.50%	01/01/41	464,214
260,949	Pool AH1089	4.00%	11/01/40	288,801
131,184	Pool AH1141	4.50%	12/01/40	147,659
121,699	Pool AH4404	4.00%	01/01/41	133,904
81,313	Pool AH7204	4.00%	03/01/41	89,459
43,050	Pool AI1190	4.50%	04/01/41	48,455
61,390	Pool AI1969	4.50%	05/01/41	69,097
315,275	Pool AI4268	5.00%	06/01/41	362,197
8,895,772	Pool AI5614	5.00%	07/01/41	10,345,192

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$200,882	Pool AI6093	4.50%	06/01/31	$221,859
62,674	Pool AI6503	5.00%	11/01/39	69,472
30,119	Pool AI6581	4.50%	07/01/41	33,901
24,806	Pool AI7800	4.50%	07/01/41	27,921
138,726	Pool AI8779	4.00%	11/01/41	153,548
380,148	Pool AI9114	4.00%	06/01/42	429,917
1,988,364	Pool AI9124	4.00%	08/01/42	2,248,674
1,153,023	Pool AI9158	6.50%	01/01/41	1,444,832
1,710,554	Pool AJ2311	5.00%	10/01/41	1,935,604
23,529	Pool AJ4756	4.00%	10/01/41	26,701
32,259	Pool AJ5424	4.00%	11/01/41	36,609
17,071	Pool AJ5736	4.00%	12/01/41	19,266
22,815	Pool AJ6061	4.00%	12/01/41	25,891
27,248	Pool AJ7538	4.00%	01/01/42	30,922
32,323	Pool AJ8104	4.00%	12/01/41	36,681
13,156	Pool AJ8203	4.50%	01/01/42	14,808
26,680	Pool AJ8341	4.00%	12/01/41	30,277
22,015	Pool AJ8369	4.00%	01/01/42	24,983
38,945	Pool AJ8436	4.00%	12/01/41	44,196
20,803	Pool AJ9162	4.00%	01/01/42	23,608
813,557	Pool AJ9332	4.00%	01/01/42	908,833
40,113	Pool AK0543	4.00%	01/01/42	45,522
1,075,926	Pool AK0765	4.00%	03/01/42	1,183,914
28,579	Pool AK1827	4.00%	01/01/42	32,433
183,371	Pool AK4520	4.00%	03/01/42	202,882
165,444	Pool AK5555	4.00%	04/01/42	183,125
15,884	Pool AL0147	4.00%	04/01/41	17,890
105,863	Pool AL0212	5.50%	02/01/38	123,791
258,529	Pool AL0241	4.00%	04/01/41	286,152
19,862	Pool AL0399	6.00%	08/01/24	20,505
10,150	Pool AL0446	6.00%	05/01/24	10,467
41,387	Pool AL0815	4.00%	09/01/41	46,967
12,383	Pool AL1195	6.00%	09/01/23	12,851
501,081	Pool AL1850	5.50%	07/01/40	585,302
34,154	Pool AL1948	4.00%	01/01/42	37,832
30,510	Pool AL1953	4.50%	01/01/27	32,014
97,404	Pool AL2142	6.50%	09/01/38	115,329
471,325	Pool AL2551	3.50%	10/01/42	518,299
61,939	Pool AL2589	5.50%	05/01/25	63,343
82,733	Pool AL2892	3.50%	12/01/42	91,671
626,536	Pool AL3093	3.50%	02/01/43	691,059
23,431	Pool AL3154	3.00%	02/01/43	25,603
1,692,413	Pool AL4703	3.50%	12/01/28	1,783,088
6,873,786	Pool AL4741	4.50%	01/01/44	7,680,758
17,396	Pool AL4962	6.00%	05/01/24	18,148
138,140	Pool AL5616	5.50%	09/01/41	162,121
724,596	Pool AL5760	4.00%	09/01/43	800,748
627,785	Pool AL5890	4.50%	03/01/43	723,824
461,337	Pool AL6031	4.00%	10/01/44	514,295
13,078	Pool AL6057	6.00%	08/01/24	13,196
56,104	Pool AL6449	4.50%	01/01/27	59,327
2,879,801	Pool AL6513	5.00%	07/01/44	3,257,715

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$161,263	Pool AL6948	5.00%	09/01/25	$168,971
107,399	Pool AL7046	3.50%	06/01/45	118,067
4,431,633	Pool AL7162, 12 Mo. LIBOR + 1.72% (a)	2.87%	09/01/42	4,624,578
295,032	Pool AL7231	3.50%	08/01/45	324,338
549,437	Pool AL7449	8.50%	12/01/37	679,300
723,622	Pool AL7637	5.00%	01/01/42	799,712
2,352,334	Pool AL7905	4.50%	03/01/34	2,604,720
116,078	Pool AL8139	4.00%	02/01/32	124,354
9,360,874	Pool AL8263	4.50%	02/01/44	10,499,842
80,856	Pool AL8353	3.50%	08/01/44	88,894
7,817,918	Pool AL8640, 12 Mo. LIBOR + 1.81% (a)	2.59%	12/01/41	8,201,929
4,036,611	Pool AL8652	5.00%	07/01/44	4,678,008
499,790	Pool AL9143	3.50%	09/01/36	548,810
159,979	Pool AL9226	5.50%	12/01/41	188,358
1,389,065	Pool AL9777	4.50%	01/01/47	1,536,130
4,580,511	Pool AO3529	4.00%	06/01/42	5,053,726
1,498,176	Pool AO5527	4.00%	07/01/42	1,652,956
1,455,414	Pool AO8106	4.00%	08/01/42	1,605,787
454,109	Pool AO8167	4.00%	09/01/42	497,691
198,354	Pool AP1197	3.50%	09/01/42	221,637
718,965	Pool AP2109	4.00%	08/01/32	779,361
96,228	Pool AP5113	4.00%	09/01/42	106,592
257,936	Pool AP7963	4.00%	09/01/42	289,140
2,293,110	Pool AQ0411	3.50%	10/01/42	2,540,785
941,871	Pool AQ0535	3.00%	11/01/42	1,024,397
669,069	Pool AQ1534	3.50%	10/01/32	725,746
758,346	Pool AQ1584	4.00%	11/01/42	854,185
553,472	Pool AQ1607	3.50%	11/01/32	600,359
421,163	Pool AQ3310	4.00%	11/01/42	463,597
1,504,030	Pool AQ4086	4.00%	06/01/43	1,659,811
63,190	Pool AQ9715	3.00%	01/01/43	68,622
430,119	Pool AQ9999	3.00%	02/01/43	468,690
1,681,753	Pool AR7582	3.50%	03/01/33	1,815,650
281,021	Pool AR7961	3.50%	03/01/33	304,830
3,585,704	Pool AS1719	5.00%	02/01/44	4,170,102
509,020	Pool AS5236	4.00%	05/01/45	550,794
956,835	Pool AS5515	3.50%	06/01/30	1,022,458
288,802	Pool AS5635	3.00%	08/01/45	316,729
631,101	Pool AS7211	3.00%	04/01/46	674,249
1,564,577	Pool AS7537	3.00%	07/01/46	1,714,990
6,602,223	Pool AS8548	3.50%	12/01/46	7,209,522
999,583	Pool AS9244	4.50%	08/01/39	1,122,707
423,603	Pool AS9990	4.50%	07/01/47	460,454
155,643	Pool AS9994	4.50%	04/01/47	171,024
98,465	Pool AT0332	3.00%	04/01/43	102,947
646,367	Pool AT1747	3.00%	04/01/43	706,280
678,007	Pool AT3892	3.00%	06/01/43	734,990
280,394	Pool AT4180	3.50%	05/01/33	304,152
115,340	Pool AT5915	4.00%	06/01/43	127,303
677,193	Pool AT6303	4.00%	06/01/43	767,634
40,858	Pool AT6306	4.00%	06/01/43	45,867
138,546	Pool AU5787	4.50%	09/01/43	157,185

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$701,699	Pool AU6278	5.00%	11/01/43	$791,329
193,264	Pool AY0013	4.50%	01/01/45	217,093
791,491	Pool BA4113	3.00%	04/01/46	857,168
1,408,574	Pool BD4509, 12 Mo. LIBOR + 1.67% (a)	2.43%	01/01/44	1,464,951
1,619,232	Pool BD4533, 12 Mo. LIBOR + 1.66% (a)	2.62%	09/01/44	1,685,759
212,006	Pool BD8660, 1 Yr. Constant Maturity Treasury Rate + 1.67% (a)	2.47%	12/01/45	213,726
14,535,375	Pool BE2973	4.00%	01/01/47	16,070,586
515,931	Pool BE3631	4.50%	05/01/47	565,553
2,256,108	Pool BH2633	5.00%	08/01/47	2,549,959
22,813	Pool BH9428	4.50%	09/01/47	24,927
13,462,562	Pool BJ1637	3.50%	11/01/47	14,847,111
60,529	Pool BJ5781	4.50%	04/01/48	66,031
242,690	Pool BJ6232	5.00%	04/01/48	269,574
16,969	Pool BJ6234	5.00%	05/01/48	18,840
1,021,054	Pool BJ9100	4.50%	02/01/48	1,172,213
876,608	Pool BJ9111	4.50%	03/01/48	1,006,410
1,542,162	Pool BJ9124	4.50%	04/01/48	1,770,481
411,042	Pool BJ9889	3.00%	10/01/49	432,691
802,878	Pool BK0922	4.50%	07/01/48	871,308
547,161	Pool BK4769	5.00%	08/01/48	607,982
289,759	Pool BK4851	5.00%	05/01/48	322,712
5,852,443	Pool BK8883	5.00%	09/01/48	6,627,830
2,240,815	Pool BK9563	4.50%	12/01/48	2,446,178
5,918,359	Pool BK9599	5.00%	08/01/48	6,562,486
392,452	Pool BM1880	4.00%	02/01/45	434,287
932,060	Pool BM3013, 12 Mo. LIBOR + 1.53% (a)	2.34%	07/01/44	963,411
14,566,124	Pool BM3076	4.50%	07/01/47	16,215,742
7,617,972	Pool BM3625	3.00%	03/01/48	8,260,635
15,549,849	Pool BM3980, 12 Mo. LIBOR + 1.78% (a)	2.87%	02/01/43	16,334,089
16,626,207	Pool BM4122	7.46%	01/01/40	20,249,165
7,120,247	Pool BM4561	5.00%	09/01/48	8,092,738
8,276,615	Pool BM4785	4.50%	10/01/38	9,296,777
18,588,403	Pool BM5039	4.50%	12/01/48	20,568,486
17,298,707	Pool BM5130	4.50%	08/01/47	19,289,639
56,096,175	Pool BM5508	5.00%	02/01/49	63,571,844
20,462,647	Pool BM5667	4.00%	12/01/48	22,562,536
7,174,470	Pool BM5671	4.50%	01/01/49	8,272,248
13,157,477	Pool BM6018	5.00%	05/01/49	14,052,698
878,724	Pool BN1027	5.50%	03/01/49	1,016,801
11,804,772	Pool BN1345	4.00%	09/01/48	12,702,424
28,167,840	Pool BN3925	4.50%	01/01/49	31,886,640
1,730,799	Pool BN4059	4.00%	12/01/48	1,851,927
6,222,159	Pool BN4328	5.00%	01/01/49	6,956,859
2,695,189	Pool BN5323	3.50%	03/01/49	2,864,157
11,172,564	Pool BN6078	4.00%	06/01/49	11,972,092
9,076,083	Pool BN8210	4.50%	07/01/49	10,090,385
5,807,445	Pool BO1420	3.50%	09/01/49	6,171,793
18,237,161	Pool BO2179	4.00%	09/01/49	20,645,628
12,491,743	Pool BO2653	3.50%	07/01/49	13,349,939
6,714,902	Pool BO3030	4.00%	10/01/49	7,426,281
6,999,300	Pool BO5044	3.00%	09/01/49	7,396,272

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$220,573	Pool BO5326	3.00%	11/01/49	$232,020
4,473,712	Pool BO5425	4.00%	10/01/49	4,945,387
9,941,851	Pool BO5426	4.00%	10/01/49	10,906,358
8,465,843	Pool BO5430	4.00%	10/01/49	9,224,434
1,332,560	Pool BO7242	3.00%	01/01/50	1,402,634
944,181	Pool BO8662	3.00%	03/01/50	993,703
12,960,783	Pool BP1950	3.00%	04/01/50	14,264,227
413,080	Pool BP2754	3.00%	04/01/50	434,778
4,375,905	Pool BP4238	3.00%	04/01/50	4,610,372
939,347	Pool BP5428	3.00%	06/01/50	989,325
1,752,008	Pool BP5441	3.00%	06/01/50	1,845,629
848,970	Pool BP6504	1.50%	07/01/35	870,536
2,565,423	Pool BP8797	3.00%	07/01/50	2,749,782
7,754,768	Pool BQ3099	3.00%	10/01/50	8,317,075
5,524,040	Pool CA0843	3.00%	12/01/47	6,019,062
12,970,814	Pool CA1576	5.00%	01/01/48	14,514,562
10,746,175	Pool CA1902	4.50%	06/01/48	11,821,585
6,995,143	Pool CA1917	5.00%	06/01/48	8,013,986
2,702,132	Pool CA2520	4.00%	10/01/33	2,906,803
5,587,208	Pool CA2947	4.00%	12/01/48	6,309,596
559,315	Pool CA3684	4.50%	06/01/49	608,307
6,999,304	Pool CA3938	3.00%	08/01/49	7,367,739
302,638	Pool CA4072	3.00%	09/01/49	318,729
29,426,932	Pool CA4175	4.00%	09/01/49	33,313,477
1,636,604	Pool CA5306	3.00%	03/01/50	1,722,585
999,901	Pool CA6418	3.00%	07/01/45	1,065,365
19,155,942	Pool FM0050	5.50%	11/01/49	21,579,303
59,743,200	Pool FM0085	4.00%	03/01/50	67,728,184
90,098,883	Pool FM1194	4.50%	05/01/39	101,196,360
2,818,114	Pool FM1284	3.50%	02/01/46	3,078,491
2,724,784	Pool FM1285	4.00%	10/01/43	3,011,112
6,186,577	Pool FM1286	4.50%	06/01/46	6,885,153
2,712,388	Pool FM1287	5.00%	11/01/44	3,012,733
19,365	Pool FM1676	3.00%	10/01/49	20,340
63,634,209	Pool FM1725	2.50%	11/01/47	67,691,221
13,527,024	Pool FM2001	5.00%	09/01/49	15,070,033
23,440,848	Pool FM2329	5.00%	12/01/49	26,674,041
22,154,222	Pool FM2397	4.50%	01/01/50	24,654,924
7,567,078	Pool FM2450	3.50%	12/01/39	8,439,155
107,932,189	Pool FM2500	2.50%	03/01/35	116,284,776
5,508,066	Pool FM2853	5.00%	03/01/41	6,117,980
473,621	Pool FM3129	3.00%	05/01/50	498,997
459,783	Pool FM3529	3.00%	06/01/40	489,307
942,222	Pool FM3829	3.00%	05/01/50	988,765
999,900	Pool FM4722	3.00%	06/01/50	1,050,242
17,605,955	Pool FM4819	4.00%	06/01/50	18,881,529
50,000,001	Pool FM5000	3.50%	07/01/50	53,031,166
134,079	Pool MA0096	4.50%	06/01/29	146,896
2,942	Pool MA0293	4.50%	01/01/30	3,224
46,983	Pool MA0295	5.00%	01/01/30	52,425
43,430	Pool MA0353	4.50%	03/01/30	47,584
1,129,597	Pool MA0443	5.00%	05/01/30	1,279,404

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$33,687	Pool MA0444	5.00%	06/01/40	$37,999
305,821	Pool MA0575	4.50%	11/01/30	338,826
204,625	Pool MA0633	5.00%	01/01/41	230,822
5,393	Pool MA0777	5.00%	06/01/31	6,120
738,480	Pool MA1125	4.00%	07/01/42	808,503
1,350,642	Pool MA1217	4.00%	10/01/42	1,484,327
44,020	Pool MA1222	4.00%	10/01/32	48,273
74,339	Pool MA1228	3.00%	09/01/42	80,986
456,656	Pool MA1373	3.50%	03/01/43	502,046
494,069	Pool MA1510	4.00%	07/01/43	544,909
156,955	Pool MA1591	4.50%	09/01/43	176,067
15,476,120	Pool MA1629	4.50%	10/01/43	17,361,094
425,851	Pool MA1664	4.50%	11/01/43	477,721
410,878	Pool MA1711	4.50%	12/01/43	460,922
652,430	Pool MA1866	4.50%	04/01/44	731,588
559,988	Pool MA1900	4.50%	04/01/44	628,189
584,652	Pool MA2024	4.00%	07/01/29	625,563
991,062	Pool MA2099	3.50%	11/01/29	1,058,953
423,494	Pool MA2454	3.50%	09/01/30	452,424
4,892	Pool MA2509	3.00%	01/01/46	5,085
1,935,113	Pool MA2695	4.00%	07/01/46	2,137,118
1,997,964	Pool MA2916	4.00%	02/01/47	2,204,530
199,094	Pool MA3078	3.00%	07/01/37	209,916
388,045	Pool MA3101	4.50%	08/01/47	425,059
170,361	Pool MA3123	5.00%	08/01/47	190,885
568,048	Pool MA3205	5.00%	10/01/47	635,656
445,560	Pool MA3237	3.00%	01/01/48	469,005
10,196,875	Pool MA3385	4.50%	06/01/48	11,074,453
437,000	Pool MA3697	3.00%	07/01/39	459,424
2,006,430	Pool MA3741	3.00%	08/01/39	2,111,106
1,994,972	Pool MA3744	3.00%	08/01/49	2,100,054
3,985,899	Pool MA3771	3.00%	09/01/39	4,190,367
288,823	Pool MA3774	3.00%	09/01/49	303,659
1,661,845	Pool MA3800	3.00%	10/01/39	1,747,080
858,233	Pool MA3831	3.00%	11/01/39	903,009
1,707,270	Pool MA3834	3.00%	11/01/49	1,797,086
609,548	Pool MA3868	3.00%	12/01/39	641,434
2,756,167	Pool MA3871	3.00%	12/01/49	2,897,744
7,450,475	Pool MA3890	3.00%	01/01/40	7,842,216
1,441,662	Pool MA3905	3.00%	01/01/50	1,517,287
1,406,997	Pool MA3934	3.00%	02/01/40	1,481,209
119,240,805	Pool MA3937	3.00%	02/01/50	125,443,671
3,086,801	Pool MA3958	3.00%	03/01/40	3,255,555
473,991	Pool MA3960	3.00%	03/01/50	498,613
627,442	Pool MA3988	3.00%	04/01/40	659,974
2,277,395	Pool MA3991	3.00%	04/01/50	2,392,851
13,320,886	Pool MA4018	2.00%	05/01/50	13,767,269
1,750,431	Pool MA4020	3.00%	05/01/50	1,840,224
3,986,551	Pool MA4048	3.00%	06/01/50	4,197,121
1,305,870	Pool MA4122	1.50%	09/01/35	1,339,016
1,033,403	Pool MA4154	1.50%	10/01/35	1,059,721
30,000,000	Pool TBA (j)	2.00%	02/15/51	30,951,563

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Federal National Mortgage Association (Continued)
$185,000,000	Pool TBA (j)	1.50%	03/15/51	$185,448,048
60,000,000	Pool TBA (j)	2.00%	03/15/51	61,795,313
15,500,000	Pool TBA (j)	2.50%	03/15/51	16,298,008
60,000,000	Pool TBA	1.50%	04/15/51	60,065,624
	Government National Mortgage Association
82,088	Pool 3149	6.00%	10/20/31	93,397
50,959	Pool 3172	6.00%	12/20/31	59,683
54,892	Pool 3227	6.00%	04/20/32	62,768
391,927	Pool 3345	5.00%	02/20/33	446,277
126,515	Pool 3389	5.00%	05/20/33	143,372
22,025	Pool 3390	5.50%	05/20/33	25,637
611,767	Pool 3428	5.00%	08/20/33	695,334
52,400	Pool 3442	5.00%	09/20/33	59,659
21,620	Pool 3459	5.50%	10/20/33	25,226
10,993	Pool 3474	6.00%	11/20/33	12,975
73,134	Pool 3487	5.00%	12/20/33	83,270
385,458	Pool 3529	5.00%	03/20/34	435,753
58,984	Pool 3555	5.00%	05/20/34	67,206
85,341	Pool 3596	5.50%	08/20/34	99,962
74,003	Pool 3786	5.50%	11/20/35	86,700
51,861	Pool 3807	5.50%	01/20/36	60,747
372,653	Pool 4029	6.50%	09/20/37	449,984
223,413	Pool 4251	5.50%	10/20/23	234,196
129,446	Pool 455986	5.25%	07/15/25	144,597
140,109	Pool 487108	6.00%	04/15/29	166,252
53,222	Pool 553144	5.50%	04/15/33	61,462
7,189	Pool 589331	6.00%	10/15/22	7,687
143,428	Pool 604338	5.00%	05/15/33	164,712
148,323	Pool 604897	5.00%	12/15/33	171,241
136,959	Pool 605389	5.00%	04/15/34	157,939
336,175	Pool 615403	4.50%	08/15/33	382,630
14,140	Pool 627123	5.50%	03/15/34	16,446
87,882	Pool 638704	5.50%	11/15/36	100,426
197,254	Pool 653143	4.90%	04/15/36	221,293
258,122	Pool 658324	5.50%	03/15/37	290,847
172,179	Pool 677190	5.00%	06/15/38	197,329
23,951	Pool 687833	6.00%	08/15/38	28,514
49,983	Pool 706840	4.50%	05/15/40	60,038
198,980	Pool 706855	4.50%	09/15/40	238,971
300,488	Pool 711483	4.00%	01/15/40	347,313
129,354	Pool 711543	4.00%	11/15/40	151,262
795,820	Pool 711563	4.50%	03/15/41	943,133
7,389,318	Pool 720225	4.50%	07/15/39	8,439,645
416,093	Pool 723216	4.50%	08/15/40	473,285
90,273	Pool 723248	5.00%	10/15/39	104,373
347,588	Pool 724230	5.00%	08/15/39	400,938
90,569	Pool 724267	5.00%	09/15/39	104,048
287,360	Pool 724340	4.50%	09/15/39	328,124
84,941	Pool 725272	4.50%	11/15/39	94,037
64,359	Pool 726394	4.50%	10/15/39	73,507
38,352	Pool 728921	4.50%	12/15/24	40,356
280,975	Pool 733595	4.50%	04/15/40	333,962

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$125,494	Pool 733733	5.00%	06/15/40	$144,327
744,577	Pool 736317	4.25%	06/20/36	810,079
131,481	Pool 736617	4.00%	12/15/35	142,122
1,184,342	Pool 737673	4.50%	11/15/40	1,345,336
243,442	Pool 737996	4.00%	02/15/41	276,191
258,219	Pool 739341	3.50%	10/15/41	298,977
197,279	Pool 743673	4.50%	07/15/40	226,007
404,326	Pool 745478	5.00%	08/20/40	449,933
731,733	Pool 748939	4.00%	09/20/40	835,936
116,592	Pool 754384	4.50%	03/20/42	131,417
440,711	Pool 762905	4.50%	04/15/41	494,601
1,740,143	Pool 769102	4.50%	07/20/41	1,952,457
445,408	Pool 781623	5.00%	06/15/33	503,106
64,512	Pool 781697	6.00%	11/15/33	76,584
388,928	Pool 781824	5.50%	11/15/34	450,105
13,262	Pool 781862	5.50%	01/15/35	15,343
56,017	Pool 782070	7.00%	06/15/32	63,155
29,119	Pool 782133	6.00%	01/15/22	29,446
136,216	Pool 782259	5.00%	02/15/36	157,075
77,426	Pool 782810	4.50%	11/15/39	88,640
1,345,765	Pool 783009	6.10%	12/20/33	1,548,288
114,400	Pool 783091	5.50%	06/15/40	134,614
44,389	Pool 783220	5.50%	09/15/24	47,003
178,281	Pool 783375	5.00%	08/15/41	203,680
12,107,016	Pool 783590	4.50%	06/20/41	13,566,544
293,034	Pool 783760	5.00%	02/15/42	337,994
5,130,954	Pool 784063	5.00%	09/20/45	5,704,423
215,801	Pool 784343	5.00%	02/15/41	248,729
3,501,127	Pool 784573	5.00%	12/15/43	4,034,851
4,267,132	Pool 784752	4.00%	03/15/45	4,742,537
11,300,006	Pool 784758	5.50%	05/20/49	12,821,397
8,283,057	Pool 785020	3.00%	05/20/50	8,693,428
3,512,449	Pool AC0197	4.00%	12/20/42	3,813,175
486,288	Pool AD0026	3.50%	06/20/33	521,684
109,696	Pool AD0856	3.75%	08/20/33	117,956
45,743	Pool AG8899	4.00%	12/20/43	50,625
1,258,061	Pool AI6317	4.50%	06/20/44	1,367,834
423,244	Pool AK2389	4.50%	11/20/44	457,740
303,121	Pool AN4469	5.00%	12/15/40	338,269
394,923	Pool AR8421	5.00%	10/20/41	432,958
1,419,127	Pool BB1216	4.50%	06/20/47	1,599,633
718,352	Pool BB4731	4.00%	07/20/47	803,170
327,460	Pool BB4757	4.00%	08/20/47	352,564
256,042	Pool BB4769	4.00%	08/20/47	275,258
667,007	Pool BD0483	4.50%	11/20/47	736,161
538,225	Pool BF0415	5.00%	06/20/35	596,749
766,816	Pool BF2472	5.50%	04/20/48	851,786
452,035	Pool BF2604	5.50%	05/20/48	501,591
800,259	Pool BG1872	5.50%	04/20/48	926,332
964,082	Pool BG1886	5.50%	05/20/48	1,116,145
907,302	Pool BG1888	5.50%	05/20/48	1,014,171
751,793	Pool BG5094	5.50%	08/20/48	869,306

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$663,283	Pool BH7648	5.50%	08/20/48	$764,508
731,271	Pool BI2592	5.50%	09/20/48	831,312
637,652	Pool BJ9554	5.50%	01/20/49	707,182
677,895	Pool BK0831	5.50%	12/20/48	772,617
311,131	Pool BK4821	5.50%	12/20/48	350,605
924,554	Pool BK5396	5.50%	12/20/48	1,032,396
446,825	Pool BK7681	5.50%	12/20/48	496,206
382,832	Pool BL1291	5.50%	01/20/49	422,084
691,993	Pool BL4638	5.50%	04/20/49	780,734
388,190	Pool BL6909	5.00%	03/20/49	424,383
187,003	Pool BL6923	6.00%	03/20/49	207,849
1,164,996	Pool BL7446	5.50%	03/20/49	1,322,609
951,960	Pool BL7950	5.50%	05/20/49	1,063,007
618,664	Pool BL9104	5.50%	05/20/49	686,924
322,531	Pool BL9105	5.50%	05/20/49	355,741
2,447,729	Pool BM5456	5.50%	07/20/49	2,728,509
2,103,800	Pool BM5457	5.50%	07/20/49	2,377,559
960,422	Pool BM9249	5.50%	05/20/49	1,076,335
431,908	Pool BM9832	5.50%	06/20/49	477,271
557,758	Pool BN1982	5.50%	05/20/49	620,564
887,209	Pool BN1985	5.50%	05/20/49	1,021,864
625,256	Pool BN1986	5.50%	05/20/49	694,247
949,614	Pool BN1987	5.50%	05/20/49	1,062,709
1,574,525	Pool BN1989	5.50%	05/20/49	1,778,957
1,628,317	Pool BN3607	5.50%	05/20/49	1,864,154
1,258,582	Pool BN3608	5.50%	05/20/49	1,410,483
1,024,433	Pool BN8877	5.50%	07/20/49	1,163,646
2,050,702	Pool BN9929	5.50%	08/20/49	2,304,735
861,597	Pool BO2380	5.50%	07/20/49	999,054
921,203	Pool BO5553	5.50%	08/20/49	1,044,858
1,337,151	Pool BO5554	5.50%	08/20/49	1,517,606
1,239,100	Pool BO5555	5.50%	08/20/49	1,381,977
794,494	Pool BO6139	5.50%	07/20/49	885,714
1,565,511	Pool BO8096	5.50%	08/20/49	1,744,479
1,412,585	Pool BO8097	5.50%	08/20/49	1,579,291
210,138	Pool MA1017	6.00%	05/20/43	247,884
126,787	Pool MA1162	6.00%	07/20/43	148,793
217,912	Pool MA2077	5.50%	07/20/44	255,078
24,543	Pool MA2215	3.50%	09/20/44	25,671
131,963	Pool MA2683	6.00%	03/20/45	155,755
138,594	Pool MA2759	6.00%	01/20/45	163,586
378,776	Pool MA2829	5.00%	05/20/45	433,718
54,496	Pool MA2897	6.00%	03/20/45	64,376
273,447	Pool MA2966	6.00%	09/20/39	317,139
278,813	Pool MA3249	6.00%	04/20/40	329,085
45,463	Pool MA3380	5.50%	01/20/46	52,649
543,868	Pool MA3459	6.00%	08/20/39	641,941
309,622	Pool MA3525	5.50%	03/20/46	362,704
315,327	Pool MA3941	5.50%	09/20/46	369,390
683,255	Pool MA4076	7.00%	01/20/39	825,669

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-through Securities (Continued)
	Government National Mortgage Association (Continued)
$6,007,383	Pool MA5714	6.00%	01/20/49	$6,779,112
				2,409,681,742
	Total U.S. Government Agency Mortgage-Backed Securities			5,002,122,599
	(Cost $4,908,820,738)

MORTGAGE-BACKED SECURITIES — 5.5%
	Collateralized Mortgage Obligations — 3.5%
	Alternative Loan Trust
45,246	Series 2003-J3, Class 2A1	6.25%	12/25/33	46,264
	American Home Mortgage Investment Trust
1,773	Series 2004-3, Class 6A1	5.32%	10/25/34	1,803
	Banc of America Funding Trust
990	Series 2005-2, Class 2A4	5.75%	04/25/35	1,121
	Banc of America Mortgage Trust
333,208	Series 2005-A, Class 2A2 (c)	3.12%	02/25/35	341,500
	BCAP LLC Trust
6,578	Series 2009-RR5, Class 8A1 (i)	5.50%	11/26/34	6,599
	Chase Home Lending Mortgage Trust
8,122,528	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.85% (a) (i)	0.98%	03/25/50	8,208,475
601,242	Series 2019-ATR2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	1.03%	07/25/49	604,499
	CHL Mortgage Pass-Through Trust
44,000	Series 2004-8, Class 1A7	5.75%	07/25/34	45,190
30,798	Series 2004-8, Class 2A1	4.50%	06/25/19	31,759
	CIM Trust
3,552,429	Series 2017-7, Class A (i)	3.00%	04/25/57	3,631,570
9,836,046	Series 2019-INV1, Class A11 (i)	4.00%	02/25/49	10,133,931
9,471,678	Series 2019-INV3, Class A11, 1 Mo. LIBOR + 1.00% (a) (i)	1.10%	08/25/49	9,534,993
	Citigroup Global Markets Mortgage Securities VII, Inc.
248	Series 2003-UP2, Class PO1, PO	(b)	12/25/18	228
	Citigroup Mortgage Loan Trust
7,492	Series 2003-1, Class WA2	6.50%	06/25/31	7,758
	Credit Suisse First Boston Mortgage Securities Corp.
3,684	Series 2003-11, Class 1A39	5.25%	06/25/33	3,744
50,782	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	0.43%	07/25/35	49,606
1,854	Series 2005-7, Class 1A5	5.15%	08/25/35	1,938
	CSFB Mortgage-Backed Pass-Through Certificates
13,494	Series 2003-AR18, Class 2A3 (c)	2.64%	07/25/33	13,758
	CSFB Mortgage-Backed Trust
496	Series 2004-7, Class 6A1	5.25%	10/25/19	521
	CSMC Trust
324,520	Series 2017-HL1, Class A3 (i)	3.50%	06/25/47	325,584
408,696	Series 2017-HL2, Class A3 (i)	3.50%	10/25/47	409,299
	Federal Home Loan Mortgage Corporation STACR Trust
10,000,000	Series 2018-DNA2, Class M2, 1 Mo. LIBOR + 2.15% (a) (i)	2.28%	12/25/30	10,077,354
	Federal National Mortgage Association Connecticut Avenue Securities
13,641,546	Series 2018-C03, Class 1M2, 1 Mo. LIBOR + 2.15% (a)	2.28%	10/25/30	13,710,680
	Flagstar Mortgage Trust
1,152,210	Series 2018-2, Class A4 (i)	3.50%	04/25/48	1,171,305
2,559,227	Series 2018-4, Class B1 (c) (i)	4.28%	07/25/48	2,732,737

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Flagstar Mortgage Trust (Continued)
$5,047,072	Series 2019-2, Class A11 (i)	3.50%	12/25/49	$5,225,091
4,513,521	Series 2020-1INV, Class A11, 1 Mo. LIBOR + 0.85% (a) (i)	0.98%	03/25/50	4,536,913
	Galton Funding Mortgage Trust
1,945,338	Series 2018-1, Class A43 (i)	3.50%	11/25/57	1,966,430
3,191,380	Series 2018-2, Class A41 (i)	4.50%	10/25/58	3,254,598
	GMACM Mortgage Loan Trust
892	Series 2003-J10, Class A1	4.75%	01/25/19	890
	GS Mortgage-Backed Securities Corp. Trust
4,710,840	Series 2019-PJ3, Class A1 (i)	3.50%	03/25/50	4,856,182
	GSR Mortgage Loan Trust
181,168	Series 2004-12, Class 3A6 (c)	2.63%	12/25/34	181,501
23,981	Series 2004-8F, Class 2A3	6.00%	09/25/34	24,652
	Impac CMB Trust
328,980	Series 2004-6, Class M3, 1 Mo. LIBOR + 1.05% (a)	1.18%	10/25/34	343,696
	JP Morgan Resecuritization Trust
22,632	Series 2009-7, Class 11A1 (c) (i)	3.22%	09/27/36	22,701
222,393	Series 2009-7, Class 17A1 (c) (i)	5.34%	07/27/37	223,675
	JP Morgan Mortgage Trust
7,069	Series 2004-S2, Class 5A1	5.50%	12/25/19	7,109
27,706	Series 2014-IVR3, Class 2A1 (c) (i)	2.99%	09/25/44	28,081
6,002,259	Series 2015-IVR2, Class A5 (c) (i)	2.72%	01/25/45	6,136,753
44,053	Series 2016-1, Class A5 (i)	3.50%	05/25/46	44,103
386,910	Series 2016-3, Class 1A3 (i)	3.47%	10/25/46	389,005
7,771,892	Series 2019-1, Class A11, 1 Mo. LIBOR + 0.95% (a) (i)	1.08%	05/25/49	7,849,442
2,398,961	Series 2019-2, Class A11, 1 Mo. LIBOR + 0.95% (a) (i)	1.08%	08/25/49	2,408,052
4,193,262	Series 2019-3, Class A11, 1 Mo. LIBOR + 0.95% (a) (i)	1.08%	09/25/49	4,211,517
3,288,640	Series 2019-5, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	1.03%	11/25/49	3,318,318
3,396,478	Series 2019-5, Class A15 (i)	4.00%	11/25/49	3,485,217
3,260,979	Series 2019-8, Class A15 (i)	3.50%	03/25/50	3,360,762
482,616	Series 2019-9, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	1.05%	05/25/50	487,276
15,894,289	Series 2019-INV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	1.03%	02/25/50	16,038,310
4,609,712	Series 2019-INV2, Class A15 (i)	3.50%	02/25/50	4,782,649
2,610,857	Series 2019-INV3, Class A4 (i)	3.50%	05/25/50	2,680,489
146,882	Series 2019-LTV2, Class A11, 1 Mo. LIBOR + 0.90% (a) (i)	1.03%	12/25/49	147,697
13,696,600	Series 2020-INV1, Class A15 (i)	3.50%	08/25/50	14,243,368
6,118,289	Series 2020-LTV1, Class A11, 1 Mo. LIBOR + 1.00% (a) (i)	1.15%	06/25/50	6,177,174
	MASTR Alternative Loan Trust
3,644	Series 2004-13, Class 8A1	5.50%	01/25/25	3,487
	MASTR Asset Securitization Trust
129,390	Series 2003-11, Class 7A5	5.25%	12/25/33	134,395
203,778	Series 2003-12, Class 1A1	5.25%	12/25/24	207,569
30,190	Series 2003-12, Class 1A2	5.25%	12/25/24	30,174
6,563	Series 2004-1, Class 30PO, PO	(b)	02/25/34	5,521
7,589	Series 2004-3, Class 1A3	5.25%	03/25/24	7,630
	MASTR Seasoned Securitization Trust
56,730	Series 2005-1, Class 3A1 (c)	2.58%	10/25/32	57,852
2,423	Series 2005-2, Class 3A1	6.00%	11/25/17	2,423
	MetLife Securitization Trust
4,674,875	Series 2018-1A, Class A (i)	3.75%	03/25/57	4,979,386
	Morgan Stanley Mortgage Loan Trust
854,052	Series 2005-6AR, Class 1M1, 1 Mo. LIBOR + 0.69% (a)	0.82%	11/25/35	854,129

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	New Residential Mortgage Loan Trust
$565,161	Series 2014-2A, Class A3 (i)	3.75%	05/25/54	$605,451
6,736,589	Series 2015-2A, Class B1 (i)	4.50%	08/25/55	7,295,715
7,021,784	Series 2016-1A, Class A1 (i)	3.75%	03/25/56	7,483,072
18,362,005	Series 2018-4A, Class A1S, 1 Mo. LIBOR + 0.75% (a) (i)	0.88%	01/25/48	18,454,315
	Nomura Asset Acceptance Corp. Alternative Loan Trust
2,142	Series 2004-AP3, Class A6	5.29%	10/25/34	2,149
2,326	Series 2005-WF1, Class 2A5, steps up to 5.66% after Redemption Date (g)	5.16%	03/25/35	2,388
	OBX Trust
4,899,967	Series 2018-EXP1, Class 1A3 (i)	4.00%	04/25/48	5,051,093
1,210,382	Series 2018-EXP2, Class 1A1 (i)	4.00%	07/25/58	1,227,325
	Provident Funding Mortgage Trust
120,720	Series 2019-1, Class A3 (i)	3.00%	12/25/49	121,510
3,439,854	Series 2019-1, Class A5 (i)	3.00%	12/25/49	3,502,505
624,761	Series 2020-1, Class A3 (i)	3.00%	02/25/50	629,055
4,694,546	Series 2020-1, Class A5 (i)	3.00%	02/25/50	4,793,704
	Residential Accredit Loans, Inc.
3,397	Series 2003-QS20, Class CB	5.00%	11/25/18	3,531
	Sequoia Mortgage Trust
69,310	Series 2000-4, Class A, 1 Mo. LIBOR + 0.72% (a)	0.86%	11/22/24	69,404
474,963	Series 2017-3, Class A4 (i)	3.50%	04/25/47	477,672
837,962	Series 2018-CH2, Class A12 (i)	4.00%	06/25/48	841,506
525,567	Series 2018-CH3, Class A10 (i)	4.50%	08/25/48	528,139
74,350	Series 2018-CH3, Class A11 (i)	4.00%	08/25/48	74,631
181,102	Series 2018-CH4, Class A10 (i)	4.50%	10/25/48	181,549
1,599,187	Series 2020-1, Class A19 (i)	3.50%	02/25/50	1,633,969
3,870,785	Series 2020-1, Class A4 (i)	3.50%	02/25/50	3,914,532
	Shellpoint Co-Originator Trust
386,550	Series 2016-1, Class 1A10 (i)	3.50%	11/25/46	389,928
537,892	Series 2017-1, Class A4 (i)	3.50%	04/25/47	541,440
	Structured Asset Securities Corp.
1,856	Series 2004-4XS, Class A3A (k)	5.14%	02/25/34	1,894
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
10,902	Series 2004-11XS, Class 1A6 (k)	5.18%	06/25/34	11,188
	WaMu Mortgage Pass-Through Certificates Trust
25,498	Series 2003-S3, Class 3A1	5.50%	05/25/33	26,919
7,352	Series 2004-RS1, Class A11	5.50%	11/25/33	7,614
	Wells Fargo Mortgage Backed Securities Trust
2,486	Series 2004-K, Class 2A12 (c)	3.09%	07/25/34	2,470
3,709,933	Series 2019-1, Class A1 (i)	4.00%	11/25/48	3,798,301
800,688	Series 2019-3, Class A1 (i)	3.50%	07/25/49	824,983
	WinWater Mortgage Loan Trust
3,210,616	Series 2016-1, Class 1A18 (i)	3.50%	01/20/46	3,280,837
1,325,582	Series 2016-1, Class 2A3 (i)	3.00%	12/20/30	1,356,945
4,730,991	Series 2016-1, Class B1 (c) (i)	3.80%	01/20/46	4,942,972
				235,885,139
	Commercial Mortgage-Backed Securities — 2.0%
	Austin Fairmont Hotel Trust
5,000,000	Series 2019-FAIR, Class A, 1 Mo. LIBOR + 1.05% (a) (i)	1.18%	09/15/32	5,006,033
	BX Commercial Mortgage Trust
15,000,000	Series 2019-IMC, Class A, 1 Mo. LIBOR + 1.00% (a) (i)	1.13%	04/15/34	14,967,855

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	COMM Mortgage Trust
$10,750,000	Series 2015-LC21, Class A3	3.45%	07/10/48	$11,665,742
	DBCG Mortgage Trust
10,000,000	Series 2017-BBG, Class A, 1 Mo. LIBOR + 0.70% (a) (i)	0.83%	06/15/34	10,016,804
	DBWF Mortgage Trust
10,844,968	Series 2018-GLKS, Class A, 1 Mo. LIBOR + 1.03% (a) (i)	1.16%	12/19/30	10,870,152
	GS Mortgage Securities Corp Trust
15,000,000	Series 2019-BOCA, Class A, 1 Mo. LIBOR + 1.20% (a) (i)	1.33%	06/15/38	15,061,011
	GS Mortgage Securities Corp. II
10,717,000	Series 2012-TMSQ, Class A (i)	3.01%	12/10/30	11,000,784
	GS Mortgage Securities Trust
3,604,148	Series 2014-GC18, Class A3	3.80%	01/10/47	3,791,415
	Hawaii Hotel Trust
19,290,000	Series 2019-MAUI, Class A, 1 Mo. LIBOR + 1.15% (a) (i)	1.28%	05/15/38	19,374,552
	Morgan Stanley Bank of America Merrill Lynch Trust
4,043,000	Series 2014-C16, Class AS	4.09%	06/15/47	4,393,874
	RBS Commercial Funding, Inc. Trust
9,000,000	Series 2013-GSP, Class A (c) (i)	3.83%	01/15/32	9,569,934
	UBS-Barclays Commercial Mortgage Trust
4,526,000	Series 2012-C3, Class B (c) (i)	4.37%	08/10/49	4,733,510
	WFRBS Commercial Mortgage Trust
9,400,000	Series 2012-C6, Class AS	3.84%	04/15/45	9,622,393
4,727,316	Series 2013-C18, Class A4	3.90%	12/15/46	5,063,018
				135,137,077
	Total Mortgage-Backed Securities			371,022,216
	(Cost $367,807,069)

ASSET-BACKED SECURITIES — 2.8%
	Aegis Asset Backed Securities Trust
816,635	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.44% (a)	0.57%	06/25/35	813,458
	AMSR Trust
2,500,000	Series 2020-SFR2, Class A (i)	1.63%	07/17/37	2,551,861
6,393,000	Series 2020-SFR5, Class A (i)	1.38%	11/17/37	6,470,461
	Citicorp Residential Mortgage Trust
11,469	Series 2007-2, Class A6 (k)	4.99%	06/25/37	11,728
	Citigroup Global Markets Mortgage Securities VII, Inc.
1,173	Series 1998-AQ1, Class A6	6.63%	06/25/28	1,202
	Countrywide Asset-Backed Certificates
1,288,886	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.78% (a)	0.91%	01/25/36	1,290,566
	Credit-Based Asset Servicing & Securitization LLC
1,972,901	Series 2007-MX1, Class A3, steps up to 6.33% after Redemption Date (g) (i)	5.83%	12/25/36	1,976,037
	Crossroads Asset Trust
7,750,000	Series 2021-A, Class A2 (i)	0.82%	03/20/24	7,753,143
	DT Auto Owner Trust
5,000,000	Series 2021-1A, Class B (i)	0.62%	09/15/25	5,006,075
	FBR Securitization Trust
1,850,687	Series 2005-2, Class M2, 1 Mo. LIBOR + 0.75% (a)	0.88%	09/25/35	1,849,520

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

ASSET-BACKED SECURITIES (Continued)
	FCI Funding LLC
$16,248,685	Series 2019-1A, Class A (i)	3.63%	02/18/31	$16,485,090
	First Alliance Mortgage Loan Trust
25,410	Series 1999-1, Class A1	7.18%	06/20/30	25,862
	FirstKey Homes Trust
10,000,000	Series 2020-SFR1, Class A (i)	1.34%	09/17/25	10,109,677
16,000,000	Series 2020-SFR2, Class A (i)	1.27%	10/19/37	16,110,206
	FNA VI LLC
7,000,000	Series 2021-1A, Class A (h) (i)	1.35%	01/10/32	6,998,887
	Foursight Capital Automobile Receivables Trust
13,000,000	Series 2020-1, Class A3 (i)	2.05%	10/15/24	13,285,526
7,160,000	Series 2021-1, Class B (i)	0.87%	01/15/26	7,165,022
	Fremont Home Loan Trust
727,273	Series 2005-1, Class M4, 1 Mo. LIBOR + 1.02% (a)	1.15%	06/25/35	731,719
	GMACM Home Equity Loan Trust
49,628	Series 2000-HE2, Class A1, 1 Mo. LIBOR + 0.44% (a)	0.61%	06/25/30	39,174
92,927	Series 2004-HE1, Class A3, 1 Mo. LIBOR + 0.50% (a)	0.63%	06/25/34	91,403
	GSAMP Trust
7,994,000	Series 2006-SEA1, Class M2, 1 Mo. LIBOR + 1.10% (a) (i)	1.23%	05/25/36	8,020,116
	Home Partners of America Trust
14,517,993	Series 2020-2, Class A (i)	1.53%	01/17/41	14,539,420
	Morgan Stanley Dean Witter Capital I, Inc. Trust
5,331	Series 2003-NC2, Class M2, 1 Mo. LIBOR + 3.00% (a)	3.13%	02/25/33	5,524
	New Century Home Equity Loan Trust
9,911	Series 2003-5, Class AI7	4.99%	11/25/33	10,304
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1,456,636	Series 2004-WCW2, Class M2, 1 Mo. LIBOR + 0.98% (a)	1.11%	10/25/34	1,465,773
	Progress Residential Trust
10,685,000	Series 2018-SFR2, Class A (i)	3.71%	08/17/35	10,899,324
6,493,587	Series 2019-SFR1, Class A (i)	3.42%	08/17/35	6,703,500
1,444,251	Series 2019-SFR3, Class A (i)	2.27%	09/17/36	1,482,661
19,070,000	Series 2019-SFR4, Class A (i)	2.69%	10/17/36	19,714,402
	Saxon Asset Securities Trust
3,783	Series 2004-2, Class MV3, 1 Mo. LIBOR + 1.91% (a)	2.04%	08/25/35	3,674
	Sierra Timeshare Receivables Funding LLC
3,426,320	Series 2020-2A, Class A (i)	1.33%	07/20/37	3,465,586
	Towd Point Mortgage Trust
1,460,320	Series 2015-1, Class A2 (i)	3.25%	10/25/53	1,478,273
452,502	Series 2015-2, Class 1A12 (i)	2.75%	11/25/60	453,756
290,959	Series 2015-3, Class A4B (i)	3.50%	03/25/54	300,380
362,914	Series 2015-4, Class A1B (i)	2.75%	04/25/55	363,505
1,500,000	Series 2015-4, Class A2A (i)	3.50%	04/25/55	1,528,389
504,197	Series 2015-5, Class A1B (i)	2.75%	05/25/55	506,675
1,300,000	Series 2015-5, Class A2 (i)	3.50%	05/25/55	1,333,023
681,425	Series 2016-1, Class A1B (i)	2.75%	02/25/55	687,974
	Tricon American Homes Trust
15,000,000	Series 2020-SFR2, Class A (i)	1.48%	11/17/39	15,081,924
	Total Asset-Backed Securities			186,810,800
	(Cost $185,763,952)

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Shares	Description	Value

EXCHANGE-TRADED FUNDS — 0.0%

	Capital Markets — 0.0%
23,359	First Trust Long Duration Opportunities ETF (l)	$667,834
	(Cost $636,013)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. TREASURY BILLS — 7.4%

$500,000,000	U.S. Treasury Bill	(b)	02/23/21	499,989,305
	(Cost $499,990,833)
	Total Investments — 90.0%			6,060,612,754
	(Cost $5,963,018,605) (m)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (9.4)%

	Federal National Mortgage Association
(217,000,000)	Pool TBA (j)	3.00%	02/15/51	(228,201,779)
(50,000,000)	Pool TBA (j)	3.50%	02/15/51	(53,160,156)
(45,000,000)	Pool TBA (j)	4.00%	02/15/51	(48,258,106)
(285,000,000)	Pool TBA (j)	4.00%	03/15/51	(305,912,986)
	Total U.S. Government Agency Mortgage-Backed Securities Sold Short			(635,533,027)
	(Proceeds $634,378,652)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN — (0.0)%

(60)	U.S. Treasury Long Bond Futures Call	$(10,123,125)	$178.00	Feb-2021	(3,750)
(225)	U.S. Treasury Long Bond Futures Call	(37,961,719)	176.00	Feb-2021	(21,094)
(420)	U.S. Treasury Long Bond Futures Call	(70,192,500)	172.00	Mar-2021	(255,937)
	Total Call Options Written				(280,781)
	(Premiums received $615,221)

PUT OPTIONS WRITTEN — (0.0)%

(80)	U.S. Treasury Long Bond Futures Put	(13,497,500)	167.00	Feb-2021	(52,500)
(525)	U.S. Treasury Long Bond Futures Put	(88,577,344)	168.00	Feb-2021	(533,203)
(200)	U.S. Treasury Long Bond Futures Put	(33,425,000)	164.00	Mar-2021	(196,875)
	Total Put Options Written				(782,578)
	(Premiums received $832,991)

	Net Other Assets and Liabilities — 19.4%				1,304,902,751
	Net Assets — 100.0%				$6,728,919,119

1

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Futures Contracts at January 31, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. Treasury Ultra Bond Futures	Long	80	Mar-2021	$16,377,500	$(11,224)
U.S. 2-Year Treasury Notes	Short	30	Mar-2021	(6,629,297)	(5,516)
U.S. 5-Year Treasury Notes	Short	6,363	Mar-2021	(800,942,625)	73,184
U.S. 10-Year Treasury Notes	Short	1,434	Mar-2021	(196,502,812)	1,305,343
U.S. 10-Year Ultra Treasury Notes	Short	749	Mar-2021	(115,217,266)	1,692,958
U.S. Treasury Long Bond Futures	Short	1,119	Mar-2021	(188,796,281)	6,654,497
				$(1,291,710,781)	$9,709,242

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)	Collateral Strip Rate bond. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Inverse floating rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(h)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At January 31, 2021, securities noted as such are valued at $58,592,006 or 0.9% of net assets.
(i)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2021, securities noted as such amounted to $514,797,784 or 7.7% of net assets.
(j)	All or a portion of this security is part of a mortgage dollar roll agreement.
(k)	Step security. The coupon rate is determined based on the underlying investments. The coupon rate resets periodically.
(l)	Investment in an affiliated fund.
(m)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $177,946,910 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $71,413,041. The net unrealized appreciation was $106,533,869. The unrealized amounts presented are inclusive of investments sold short and derivative contracts.

IO	-	Interest-Only Security – Principal amount shown represents par value on which interest payments are based.
LIBOR	-	London Interbank Offered Rate
PO	-	Principal-Only Security
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
TBA	-	To-Be-Announced Security

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$5,002,122,599	$—	$4,987,961,321	$14,161,278
Mortgage-Backed Securities	371,022,216	—	371,022,216	—
Asset-Backed Securities	186,810,800	—	186,810,800	—
Exchange-Traded Funds*	667,834	667,834	—	—
U.S. Treasury Bills	499,989,305	—	499,989,305	—
Total Investments	6,060,612,754	667,834	6,045,783,642	14,161,278
Futures Contracts	9,725,982	9,725,982	—	—
Total	$6,070,338,736	$10,393,816	$6,045,783,642	$14,161,278

LIABILITIES TABLE

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(635,533,027)	$—	$(635,533,027)	$—
Call Options Written	(280,781)	(280,781)	—	—
Put Options Written	(782,578)	(782,578)	—	—
Futures Contracts	(16,740)	(16,740)	—	—
Total	$(636,613,126)	$(1,080,099)	$(635,533,027)	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Opportunities ETF (LMBS)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at January 31, 2021, and for the fiscal year-to-date period (November 1, 2020 to January 31, 2021) are as follows:

Security Name	Shares at 1/31/2021	Value at 10/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 1/31/2021	Dividend Income
First Trust Long Duration Opportunities ETF	23,359	$ 342,924	$ 330,820	$ –	$ (5,910)	$ –	$ 667,834	$ 5,325

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 62.9%
	Collateralized Mortgage Obligations — 27.1%
	Federal Home Loan Mortgage Corporation
$193,587	Series 2003-2649, Class IM, IO	7.00%	07/15/33	$36,246
264,000	Series 2010-3653, Class UJ	5.00%	04/15/40	335,564
434,340	Series 2013-4239, Class OU, PO	(a)	07/15/43	363,780
137,194	Series 2013-4255, Class SN, 1 Mo. LIBOR × -2.67 + 12.27% (b)	11.88%	05/15/35	182,911
306,053	Series 2020-4980, Class ZU	3.00%	06/25/50	313,291
	Federal National Mortgage Association
144,679	Series 2005-69, Class JI, IO	6.00%	08/25/35	31,615
408,898	Series 2005-74, Class NZ	6.00%	09/25/35	565,396
1,025,922	Series 2005-113, Class AI, IO, 1 Mo. LIBOR × -1 + 7.23% (b)	7.08%	01/25/36	220,576
139,033	Series 2008-94, Class JS, 1 Mo. LIBOR × -6 + 30.00% (b)	29.22%	04/25/36	252,455
433,000	Series 2012-93, Class LY	2.50%	09/25/42	446,767
95,331	Series 2013-3, Class BC	2.50%	12/25/42	92,164
123,929	Series 2015-34, Class OK, PO	(a)	03/25/44	121,251
944,376	Series 2015-66, Class CL	3.50%	07/25/41	1,058,074
298,685	Series 2016-23, Class PL	3.00%	11/25/45	320,563
354,092	Series 2016-101, Class ZP	3.50%	01/25/47	385,937
395,045	Series 2018-9, Class PL	3.50%	02/25/48	438,673
168,008	Series 2018-94, Class KZ	4.50%	01/25/49	221,531
88,946	Series 2018-94, Class LZ	4.50%	01/25/49	116,928
710,669	Series 2020-17, Class L	2.50%	03/25/50	709,444
	Government National Mortgage Association
274,368	Series 2009-32, Class ZA	5.50%	05/20/39	336,347
1,292,000	Series 2010-61, Class KE	5.00%	05/16/40	1,682,488
634,094	Series 2015-168, Class GI, IO	5.50%	02/16/33	100,976
403,000	Series 2018-112, Class CG	3.50%	08/20/48	445,607
426,934	Series 2018-125, Class KZ	3.50%	09/20/48	473,361
336,932	Series 2019-132, Class NZ	3.50%	10/20/49	384,548
343,000	Series 2020-83, Class KY	3.00%	06/20/50	360,407
				9,996,900
	Commercial Mortgage-Backed Securities — 25.7%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
7,762,809	Series 2014-K036, Class X1, IO (c)	0.72%	10/25/23	135,928
55,000	Series 2017-K153, Class A3	3.12%	10/25/31	63,375
39,863,195	Series 2018-K156, Class X1, IO (c)	0.07%	06/25/33	439,571
570,000	Series 2018-K157, Class A3	3.99%	08/25/33	701,934
1,100,000	Series 2018-K158, Class A2	3.90%	12/25/30	1,335,013
4,645,000	Series 2019-K093, Class XAM, IO (c)	1.19%	05/25/29	416,285
1,695,912	Series 2019-K095, Class X1, IO (c)	0.95%	06/25/29	122,260
1,200,000	Series 2019-K095, Class XAM, IO (c)	1.24%	06/25/29	118,544
520,000	Series 2019-K1510, Class A2	3.72%	01/25/31	622,284
60,000	Series 2019-K1510, Class A3	3.79%	01/25/34	72,877
4,870,000	Series 2020-K109, Class XAM, IO (c)	1.80%	04/25/30	735,859
6,850,000	Series 2020-K120, Class XAM, IO (c)	1.21%	10/25/30	741,149
1,999,155	Series 2020-K1515, Class X1, IO (c)	1.51%	02/25/35	327,756
2,646,743	Series 2020-K1516, Class X1, IO (c)	1.51%	05/25/35	461,544
3,498,881	Series 2020-K1517, Class X1, IO (c)	1.33%	07/25/35	528,208
8,375,000	Series 2021-K123, Class XAM, IO	0.98%	12/25/30	744,362
	Government National Mortgage Association
768,760	Series 2020-145, Class BD (d)	2.30%	03/16/63	695,545

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Government National Mortgage Association (Continued)
$835,609	Series 2020-159, Class Z (d)	2.50%	10/16/62	$713,008
464,231	Series 2020-197, Class Z (c)	2.25%	10/16/62	370,661
202,236	Series 2021-4, Class Z (c)	2.00%	09/16/62	138,152
				9,484,315
	Pass-through Securities — 10.1%
	Federal Home Loan Mortgage Corporation
598,806	Pool U99176	4.00%	12/01/47	661,609
	Federal National Mortgage Association
2,000,000	Pool TBA (e)	2.00%	02/15/51	2,063,437
1,000,000	Pool TBA	1.50%	03/15/51	1,002,422
				3,727,468
	Total U.S. Government Agency Mortgage-Backed Securities			23,208,683
	(Cost $22,502,909)

U.S. GOVERNMENT BONDS AND NOTES — 3.5%

1,500,000	U.S. Treasury Bond	1.25%	05/15/50	1,292,695
	Total U.S. Government Bonds and Notes			1,292,695
	(Cost $1,399,922)

Shares	Description	Value

MONEY MARKET FUNDS — 41.0%

15,152,440	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (f)	15,152,440
	(Cost $15,152,440)

	Total Investments — 107.4%	39,653,818
	(Cost $39,055,271) (g)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value

CALL OPTIONS PURCHASED — 0.0%

1	U.S. Treasury Long Bond Futures Call	$168,719	$170.00	Feb-2021	781
3	U.S. Treasury Long Bond Futures Call	501,375	170.00	Mar-2021	3,235
	Total Call Options Purchased				4,016
	(Cost $4,143)

	Net Other Assets and Liabilities — (7.4)%				(2,730,723)
	Net Assets — 100.0%				$36,927,111

1

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Futures Contracts at January 31, 2021:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value

U.S. Treasury Long Bond Futures	Long	33	Mar-2021	$5,567,719	$(52,081)
U.S. Treasury Ultra Bond Futures	Long	20	Mar-2021	4,094,375	(9,244)
U.S. 5-Year Treasury Notes	Short	25	Mar-2021	(3,146,875)	724
				$6,515,219	$(60,601)

(a)	Zero coupon security.
(b)	Inverse floating rate security.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Rate shown reflects yield as of January 31, 2021.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,050,182 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $512,363. The net unrealized appreciation was $537,819. The amounts presented are inclusive of derivative contracts.

IO	- Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	- London Interbank Offered Rate
PO	- Principal-Only Security
TBA	- To-Be-Announced Security

First Trust Long Duration Opportunities ETF (LGOV)

Portfolio of Investments (Continued)
January 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

A summary of the inputs used to value the Fund’s investments as of January 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$23,208,683	$—	$23,208,683	$—
U.S. Government Bonds and Notes	1,292,695	—	1,292,695	—
Money Market Funds	15,152,440	15,152,440	—	—
Total Investments	39,653,818	15,152,440	24,501,378	—
Call Options Purchased	4,016	4,016	—	—
Futures Contracts	724	724	—	—
Total	$39,658,558	$15,157,180	$24,501,378	$—

LIABILITIES TABLE

	Total Value at 1/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(61,325)	$(61,325)	$—	$—